CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 0.7%
81	TransDigm Group, Inc.	$115,598

	APPAREL & TEXTILE PRODUCTS - 1.5%
1,650	Deckers Outdoor Corporation(a)	263,093

	ASSET MANAGEMENT - 15.9%
2,820	Apollo Global Management, Inc.(b)	352,246
2,485	Ares Management Corporation, CLASS A	387,262
43,350	Blue Owl Capital, Inc.(b)	839,257
1,855	KKR & Company, Inc.(b)	242,226
2,480	LPL Financial Holdings, Inc.	576,922
3,090	Raymond James Financial, Inc.(b)	378,401
		2,776,314
	AUTOMOTIVE - 0.2%
700	XPEL, Inc.(a)	30,359

	BANKING - 0.9%
3,600	Merchants Bancorp	161,856

	BEVERAGES - 1.6%
8,825	Celsius Holdings, Inc.(a),(b)	276,752

	BIOTECH & PHARMA - 8.2%
5,800	Novo Nordisk A/S - ADR	690,606
4,800	TransMedics Group, Inc.(a),(b)	753,600
		1,444,206
	ELECTRICAL EQUIPMENT - 1.2%
5,000	Napco Security Technologies, Inc.	202,300

	ENGINEERING & CONSTRUCTION - 4.8%
2,185	Comfort Systems USA, Inc.	852,914

	HEALTH CARE FACILITIES & SERVICES - 8.9%
5,550	Ensign Group, Inc. (The)(b)	798,201

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.9% (Continued)
1,990	Medpace Holdings, Inc.(a)	$664,262
170	UnitedHealth Group, Inc.	99,396
		1,561,859
	INSURANCE - 12.2%
4,595	Kinsale Capital Group, Inc.(b)	2,139,294

	INTERNET MEDIA & SERVICES - 4.1%
550	Alphabet, Inc., Class A	91,218
40,200	Opera Ltd. - ADR(b)	621,090
		712,308
	LEISURE FACILITIES & SERVICES - 1.6%
7,350	DraftKings, Inc., Class A(a)	288,120

	MACHINERY - 0.1%
115	Veralto Corporation	12,864

	MEDICAL EQUIPMENT & DEVICES - 0.1%
62	Danaher Corporation	17,237

	OIL & GAS PRODUCERS - 4.5%
1,590	Murphy USA, Inc.	783,663

	RETAIL - DISCRETIONARY - 5.5%
97	AutoZone, Inc.(a)	305,554
530	O’Reilly Automotive, Inc.(a)	610,347
100	Ulta Beauty, Inc.(a),(b)	38,912
		954,813
	SEMICONDUCTORS - 1.2%
10,000	ACM Research, Inc., Class A(a)	203,000

	SOFTWARE - 10.8%
5,400	Fortinet, Inc.(a)	418,770
80	Microsoft Corporation	34,424
20,280	Oddity Tech Ltd.(a),(b)	818,907

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 10.8% (Continued)
1,205	Synopsys, Inc.(a)	$610,200
		1,882,301
	TECHNOLOGY HARDWARE - 4.7%
2,160	Arista Networks, Inc.(a)	829,051

	TECHNOLOGY SERVICES - 10.5%
1,135	Fiserv, Inc.(a)	203,903
1,056	Mastercard, Inc., Class A	521,453
1,480	MSCI, Inc.	862,736
920	Visa, Inc., Class A(b)	252,954
		1,841,046
	WHOLESALE - DISCRETIONARY - 0.3%
1,020	Copart, Inc.(a)	53,448

	TOTAL COMMON STOCKS (Cost $15,757,690)	17,402,396

	SHORT-TERM INVESTMENTS — 27.1%
	COLLATERAL FOR SECURITIES LOANED - 26.7%
4,662,709	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $4,662,709)(c)(d)	4,662,709

	MONEY MARKET FUND - 0.4%
71,798	First American Treasury Obligations Fund, Class X, 4.81% (Cost $71,798)(c)	71,798

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,734,507)	4,734,507

	TOTAL INVESTMENTS - 126.6% (Cost $20,492,197)	$22,136,903
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.6)%	(4,645,330)
	NET ASSETS - 100.0%	$17,491,573

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $4,563,194.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of 4,662,709 at September 30, 2024.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6%
	AEROSPACE & DEFENSE - 0.1%
221	Hexcel Corporation	$13,664

	ASSET MANAGEMENT - 0.1%
392	HA Sustainable Infrastructure Capital, Inc.	13,512

	AUTOMOTIVE - 0.7%
3,947	Sumitomo Electric Industries Ltd.	63,039

	BEVERAGES - 0.2%
1,754	Treasury Wine Estates Ltd.	14,553

	BIOTECH & PHARMA - 0.4%
356	Bayer A.G.	12,021
524	Elanco Animal Health, Inc.(a)	7,698
81	Zoetis, Inc.	15,825
		35,544
	CHEMICALS - 4.5%
234	Air Products and Chemicals, Inc.	69,671
81	Balchem Corporation	14,256
152	CF Industries Holdings, Inc.	13,042
221	Corteva, Inc.	12,993
169	Ecolab, Inc.	43,151
165	FMC Corporation	10,880
11,137	Ganfeng Lithium Group Company Ltd.	32,092
5,894	Incitec Pivot Ltd.	12,674
925	K+S A.G.	11,855
208	Linde PLC	99,186
288	Mosaic Company (The)	7,713
206	Nutrien Ltd.	9,900
10,664	Tianqi Lithium Corporation	37,862
2,823	Toray Industries, Inc.	16,562
2,134	Tronox Holdings PLC, Class A	31,220
363	Yara International ASA	11,494
		434,551

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.3%
381	ABM Industries, Inc.	$20,102
224	Casella Waste Systems, Inc., Class A(a)	22,286
99	Clean Harbors, Inc.(a)	23,929
490	GFL Environmental, Inc.	19,548
1,655	PureCycle Technologies, Inc.(a)	15,723
1,730	Radius Recycling, Inc.	32,074
160	Republic Services, Inc.	32,134
328	Stericycle, Inc.(a)	20,008
145	Waste Management, Inc.	30,102
		215,906
	CONSTRUCTION MATERIALS - 0.3%
60	Advanced Drainage Systems, Inc.	9,430
82	Owens Corning	14,474
		23,904
	CONTAINERS & PACKAGING - 1.0%
1,790	Billerud Aktiebolag	20,536
464	International Paper Company	22,666
1,135	Mondi PLC	21,563
6,769	Oji Holdings Corporation	27,034
		91,799
	DIVERSIFIED INDUSTRIALS - 0.3%
105	General Electric Company	19,801
130	Pentair PLC	12,713
		32,514
	ELEC & GAS MARKETING & TRADING - 0.1%
161	Orsted A/S(a)	10,705

	ELECTRIC UTILITIES - 6.6%
282	Alliant Energy Corporation	17,115
3,554	Altus Power, Inc.(a)	11,302
82	BKW A.G.	14,863
460	Boralex, Inc.	12,239
49,498	China Datang Corp Renewable Power Company Ltd.	13,626
14,531	China Longyuan Power Group Corp Ltd.	13,178

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	ELECTRIC UTILITIES - 6.6% (Continued)
581	Dominion Energy, Inc.	$33,576
150	Duke Energy Corporation	17,295
2,691	EDP - Energias de Portugal S.A.	12,291
620	EDP Renovaveis S.A.	10,845
2,291	Endesa S.A.	50,075
1,681	Enel SpA	13,430
725	Engie S.A.	12,525
304	Entergy Corporation	40,009
422	ERG SpA	11,568
1,992	Fortum OYJ	32,816
947	Iberdrola S.A.	14,646
1,386	Innergex Renewable Energy, Inc.	10,731
2,551	Kyushu Electric Power Company, Inc.	27,733
820	Neoen S.A.	35,609
165	NextEra Energy, Inc.	13,947
721	Northland Power, Inc.	12,439
1,854	PG&E Corporation	36,654
476	Public Service Enterprise Group, Inc.	42,464
1,765	RENOVA, Inc.(a)	12,403
300	RWE A.G.	10,916
1,335	Solaria Energia y Medio Ambiente S.A.(a)	17,050
511	SSE PLC	12,865
1,004	TXNM Energy, Inc.	43,945
856	West Holdings Corporation	16,515
		624,670
	ELECTRICAL EQUIPMENT - 4.4%
155	A O Smith Corporation	13,924
70	Badger Meter, Inc.	15,289
2,339	Bloom Energy Corporation, Class A(a)	24,700
375	BWX Technologies, Inc.	40,763
2,087	Furukawa Electric Company Ltd.	52,391
108	Itron, Inc.(a)	11,535
477	Nexans S.A.	69,896
646	NKT A/S(a)	61,023

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	ELECTRICAL EQUIPMENT - 4.4% (Continued)
1,272	Prysmian SpA	$92,343
307	Siemens Energy A.G.(a)	11,304
62	Watts Water Technologies, Inc., Class A	12,846
		406,014
	ENGINEERING & CONSTRUCTION - 0.9%
75	Acciona S.A.	10,647
142	Arcosa, Inc.	13,456
319	Montrose Environmental Group, Inc.(a)	8,390
185	Stantec, Inc.	14,879
800	Tetra Tech, Inc.	37,728
		85,100
	FOOD - 2.0%
230	Bakkafrost P/F	13,242
896	Beyond Meat, Inc.(a)	6,075
7,036	China Mengniu Dairy Company Ltd.	16,926
600	Darling Ingredients, Inc.(a)	22,296
2,416	Leroy Seafood Group ASA	11,077
863	Maruha Nichiro Corporation	19,040
712	Mowi ASA	12,804
603	NH Foods Ltd.	22,374
2,570	Nissui Corporation	16,406
483	Pilgrim’s Pride Corporation(a)	22,242
228	Salmar ASA	11,960
325	Tyson Foods, Inc., Class A	19,357
		193,799
	FORESTRY, PAPER & WOOD PRODUCTS - 2.2%
3,812	Daio Paper Corporation	24,035
532	Holmen A.B.	23,020
3,289	Nippon Paper Industries Company Ltd.	22,426
389	Stella-Jones, Inc.	25,541
1,434	Stora Enso OYJ, R Shares	18,362
1,438	Svenska Cellulosa A.B. SCA	20,951
267	Sylvamo Corporation	22,922
708	UPM-Kymmene OYJ	23,705

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 2.2% (Continued)
261	West Fraser Timber Company Ltd.	$25,432
		206,394
	GAS & WATER UTILITIES - 1.3%
207	American States Water Company	17,241
122	American Water Works Company, Inc.	17,842
750	Aris Water Solutions, Inc., Class A	12,653
284	California Water Service Group	15,398
35,858	China Suntien Green Energy Corp Ltd., H Shares	16,837
406	Essential Utilities, Inc.	15,659
185	Middlesex Water Company	12,069
258	SJW Group	14,992
		122,691
	INDUSTRIAL INTERMEDIATE PROD - 0.6%
314	Gibraltar Industries, Inc.(a)	21,958
181	Mueller Industries, Inc.	13,412
534	SKF A.B., B Shares	10,622
44	Valmont Industries, Inc.	12,758
		58,750
	INSTITUTIONAL FINANCIAL SERVICES - 5.9%
636	Cboe Global Markets, Inc.	130,297
644	CME Group, Inc.	142,099
3,296	Hong Kong Exchanges & Clearing Ltd.	138,308
922	Intercontinental Exchange, Inc.	148,110
		558,814
	MACHINERY - 2.6%
107	AGCO Corporation	10,471
31	Bucher Industries A.G.	14,048
587	CECO Environmental Corporation(a)	16,553
29	Deere & Company	12,103
351	Donaldson Company, Inc.	25,868
1,380	Energy Recovery, Inc.(a)	23,998
126	Franklin Electric Company, Inc.	13,207
306	Gorman-Rupp Company (The)	11,919
66	IDEX Corporation	14,157

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	MACHINERY - 2.6% (Continued)
700	Kubota Corporation	$9,892
98	Lindsay Corporation	12,215
574	Mueller Water Products, Inc.	12,456
198	Tennant Company	19,016
270	Toro Company (The)	23,417
98	Xylem, Inc.	13,233
354	Zurn Elkay Water Solutions Corporation	12,723
		245,276
	MEDICAL EQUIPMENT & DEVICES - 0.7%
68	Danaher Corporation	18,905
562	Neogen Corporation(a)	9,447
105	STERIS PLC	25,468
41	Waters Corporation(a)	14,755
		68,575
	METALS & MINING - 3.6%
9,347	Boss Energy Ltd.(a)	21,262
592	Cameco Corporation	28,284
1,227	Cleveland-Cliffs, Inc.(a)	15,669
297	Eramet S.A.	23,413
6,144	Iluka Resources Ltd.	29,610
37,359	Liontown Resources Ltd.(a)	20,794
5,961	Lynas Rare Earths Ltd.(a)	33,056
1,576	MP Materials Corporation(a)	27,816
3,631	NexGen Energy Ltd.(a)	23,682
12,721	Pilbara Minerals Ltd.(a)	28,761
2,231	SunCoke Energy, Inc.	19,365
3,857	Uranium Energy Corporation(a)	23,952
330	Warrior Met Coal, Inc.	21,087
3,912	Yellow Cake PLC(a)	29,237
		345,988
	RENEWABLE ENERGY - 2.6%
1,368	Array Technologies, Inc.(a)	9,029
1,063	Atlantica Sustainable Infrastructure PLC	23,365
806	Canadian Solar, Inc.(a)	13,509

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	RENEWABLE ENERGY - 2.6% (Continued)
102	Enphase Energy, Inc.(a)	$11,528
69	First Solar, Inc.(a)	17,211
59,838	FuelCell Energy, Inc.(a)	22,738
50,362	NEL ASA(a)	23,816
601	Nordex S.E.(a)	9,315
12,681	Plug Power, Inc.(a)	28,658
1,487	Shoals Technologies Group, Inc., Class A(a)	8,342
503	SMA Solar Technology A.G.	10,109
372	SolarEdge Technologies, Inc.(a)	8,523
843	Sunnova Energy International, Inc.(a)	8,211
510	Sunrun, Inc.(a)	9,211
441	Vestas Wind Systems A/S(a)	9,738
19,849	Xinjiang Goldwind Science & Technology Company Ltd.	14,963
33,802	Xinyi Solar Holdings Ltd.	18,350
		246,616
	SOFTWARE - 0.2%
33	Roper Technologies, Inc.	18,363

	SPECIALTY REIT - 3.3%
13,953	Farmland Partners, Inc.	145,809
12,493	Gladstone Land Corporation	173,652
		319,461
	STEEL - 2.3%
337	ATI, Inc.(a)	22,549
147	Carpenter Technology Corporation	23,458
438	Commercial Metals Company	24,072
1,126	Metallus, Inc.(a)	16,699
142	Nucor Corporation	21,348
104	Reliance, Inc.	30,078
763	Ryerson Holding Corporation	15,191
183	Steel Dynamics, Inc.	23,073
527	United States Steel Corporation	18,619
522	Worthington Enterprises, Inc.	21,637
		216,724

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	TECHNOLOGY HARDWARE - 0.2%
9,035	Flat Glass Group Company Ltd.	$15,202

	TIMBER REIT - 0.9%
553	PotlatchDeltic Corporation	24,913
842	Rayonier, Inc.	27,096
873	Weyerhaeuser Company	29,560
		81,569
	WHOLESALE - CONSUMER STAPLES - 0.3%
226	Archer-Daniels-Midland Company	13,501
149	Bunge Global S.A.	14,400
		27,901

	TOTAL COMMON STOCKS (Cost $4,292,149)	4,791,598

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 27.3%
	U.S. TREASURY NOTES — 27.3%
870,000	United States Treasury Note	2.2500	11/15/24	$867,213
870,000	United States Treasury Note	1.5000	02/15/25	860,461
870,000	United States Treasury Note	2.1250	05/15/25	858,640
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,582,657)			2,586,314

Shares
SHORT-TERM INVESTMENTS — 12.5%
MONEY MARKET FUNDS - 12.5%
1,184,660	First American Treasury Obligations Fund, Class X, 4.81%(b)	1,184,660
TOTAL MONEY MARKET FUNDS (Cost $1,184,660)

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	TOTAL INVESTMENTS - 90.4% (Cost $8,059,466)	$8,562,572
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.6%	905,425
	NET ASSETS - 100.0%	$9,467,997

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
2	CBOT Corn Future(d)	12/13/2024	$42,475	$2,237
1	CBOT Soybean Future(d)	11/14/2024	52,850	4,425
2	CBOT Soybean Meal Future(d)	12/16/2024	68,320	2,950
2	CBOT Soybean Oil Future(d)	12/13/2024	51,972	300
2	CBOT Wheat Future(d)	12/13/2024	58,400	3,337
6	CME Lean Hogs Future(d)	12/16/2024	175,860	2,790
1	CME Live Cattle Future(d)	01/01/2025	73,920	2,390
9	COMEX Copper Future(d)	12/30/2024	1,024,425	60,813
7	COMEX Gold 100 Troy Ounces Future(d)	12/30/2024	1,861,580	145,151
4	COMEX Silver Future(d)	12/30/2024	629,160	25,260
4	ICE Brent Crude Oil Future(d)	10/31/2024	286,800	(3,580)
2	ICE Gas Oil Future(d)	11/13/2024	132,050	1,151
1	LME Nickel Future(d)	12/17/2024	104,960	4,746
3	LME Primary Aluminum Future(d)	12/17/2024	195,985	17,141
5	LME Zinc Future(d)	12/17/2024	386,586	45,018
2	NYBOT CSC C Coffee Future(d)	12/19/2024	202,688	26,344
2	NYBOT CSC Cocoa Future(d)	12/16/2024	154,440	7,940
6	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2025	150,998	3,057
1	NYBOT CTN Number 2 Cotton Future(d)	12/09/2024	36,805	1,500
8	NYMEX Henry Hub Natural Gas Futures(d)	12/30/2024	288,160	16,710
6	NYMEX Light Sweet Crude Oil Future(d)	10/23/2024	409,020	(3,450)
1	NYMEX NY Harbor ULSD Futures(d)	11/01/2024	90,485	(1,193)
4	NYMEX Platinum Future(d)	01/30/2025	198,220	745
1	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	11/01/2024	81,274	306
	TOTAL FUTURES CONTRACTS			$366,088

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.E.	- Societas Europaea

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.4%
	U.S. TREASURY BILLS — 30.4%
15,000,000	United States Treasury Bill(a)	3.0950	10/03/24	$14,996,132
15,000,000	United States Treasury Bill(a)(d)	4.4538	12/26/24	14,838,548
				29,834,680
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $29,820,559)			29,834,680

Shares
SHORT-TERM INVESTMENTS — 60.7%
MONEY MARKET FUNDS - 60.7%
59,527,874	First American Treasury Obligations Fund, Class X, 4.81% (Cost $59,527,874)(b)	59,527,874

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
1,300	S&P Emini Future, Maturing December 2024	ADM	10/02/2024	$4,700	$305,500,000	$3,250
600	S&P Emini Future, Maturing December 2024	FCS	10/02/2024	4,700	141,000,000	1,500
600	S&P Emini Future, Maturing December 2024	ADM	10/02/2024	5,360	160,800,000	3,000
300	S&P Emini Future, Maturing December 2024	FCS	10/02/2024	5,360	80,400,000	1,500
300	S&P Emini Future, Maturing December 2024	ADM	10/02/2024	5,600	84,000,000	3,750
150	S&P Emini Future, Maturing December 2024	FCS	10/02/2024	5,600	42,000,000	1,875
600	S&P Emini Future, Maturing December 2024	ADM	10/04/2024	5,400	162,000,000	13,500
300	S&P Emini Future, Maturing December 2024	FCS	10/04/2024	5,400	81,000,000	6,750
300	S&P Emini Future, Maturing December 2024	ADM	10/04/2024	5,600	84,000,000	29,250
150	S&P Emini Future, Maturing December 2024	FCS	10/04/2024	5,600	42,000,000	14,625
	TOTAL PUT OPTIONS PURCHASED (Cost - $253,375)					79,000

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $253,375)					79,000

	TOTAL INVESTMENTS - 91.2% (Cost $89,601,808)					$89,441,554
	PUT OPTIONS WRITTEN – (0.1)% (Premiums received - $238,500)					(69,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.9%					8,634,692
	NET ASSETS - 100.0%					$98,006,496

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1%
	PUT OPTIONS WRITTEN - 0.1%
1,200	S&P Emini Future, Maturing December 2024	ADM	10/02/2024	$5,000	$300,000,000	$6,000
600	S&P Emini Future, Maturing December 2024	FCS	10/02/2024	5,000	150,000,000	3,000
600	S&P Emini Future, Maturing December 2024	ADM	10/02/2024	5,480	164,400,000	4,500
300	S&P Emini Future, Maturing December 2024	FCS	10/02/2024	5,480	82,200,000	2,250
1,200	S&P Emini Future, Maturing December 2024	ADM	10/04/2024	5,000	300,000,000	15,000
600	S&P Emini Future, Maturing December 2024	FCS	10/04/2024	5,000	150,000,000	7,500
600	S&P Emini Future, Maturing December 2024	ADM	10/04/2024	5,500	165,000,000	21,000
300	S&P Emini Future, Maturing December 2024	FCS	10/04/2024	5,500	82,500,000	10,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $238,500)					69,750

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $238,500)					$69,750

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(c)	Each contract is equivalent to one futures contract.

(d)	All or a portion held as collateral for options.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 41.6%
	ASSET MANAGEMENT — 12.1%
2,600,000	New Mountain Finance Corporation	7.5000	10/15/25	$2,632,500
4,079,000	Prospect Capital Corporation	6.3750	03/01/25	4,101,842
				6,734,342
	SPECIALTY FINANCE — 29.5%
2,300,000	Arbor Realty Trust, Inc.	7.5000	08/01/25	2,348,875
2,700,000	PennyMac Corporation	5.5000	03/15/26	2,628,450
5,000,000	SoFi Technologies, Inc.(a),(b)	9.9000	10/15/26	4,551,565
7,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	6,842,500
				16,371,390

	TOTAL CONVERTIBLE BONDS (Cost $23,074,181)			23,105,732

	CORPORATE BONDS — 55.2%
	AEROSPACE & DEFENSE — 4.5%
2,500,000	Boeing Company (The)	4.8750	05/01/25	2,491,110

	ASSET MANAGEMENT — 9.7%
2,700,000	Ares Capital Corporation	4.2500	03/01/25	2,688,525
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,756,565
				5,445,090
	BIOTECH & PHARMA — 3.6%
2,000,000	AbbVie, Inc.	3.8000	03/15/25	1,992,753

	GAS & WATER UTILITIES — 3.1%
1,700,000	National Fuel Gas Company	5.5000	01/15/26	1,715,854

	INSURANCE — 7.2%
2,862,526	Ambac Assurance Corporation(a)(d)	5.1000	06/07/69	3,988,771

	INTERNET MEDIA & SERVICES — 8.3%
2,000,000	Netflix, Inc.	5.8750	02/15/25	2,007,101
2,612,000	VeriSign, Inc.	5.2500	04/01/25	2,611,160
				4,618,261

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.2% (Continued)
	METALS & MINING — 0.6%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	$310,694

	REAL ESTATE INVESTMENT TRUSTS — 5.6%
1,007,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	1,001,942
2,100,000	Sabra Health Care, L.P.	5.1250	08/15/26	2,112,683
				3,114,625
	SEMICONDUCTORS — 4.5%
2,500,000	Broadcom, Inc.	3.6250	10/15/24	2,497,698

	SOFTWARE — 3.6%
2,000,000	Oracle Corporation	2.9500	05/15/25	1,978,331

	TECHNOLOGY SERVICES — 4.5%
2,515,000	Equifax, Inc.	2.6000	12/01/24	2,503,723

	TOTAL CORPORATE BONDS (Cost $30,723,070)			30,656,910

Shares
	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
1,470,524	First American Treasury Obligations Fund, Class X, 4.81% (Cost $1,470,524)(c)	1,470,524

	TOTAL INVESTMENTS - 99.4% (Cost $55,267,775)	$55,233,166
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	355,276
	NET ASSETS - 100.0%	$55,588,442

L.P.	- Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is 8,851,030 or 15.9% of net assets.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(d)	Security in default. Non income producing.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 4.8%
	FIXED INCOME - 4.8%
265,046	Catalyst International Income Opportunities Fund(a)	$30,838,870

	TOTAL OPEN END FUNDS (Cost $30,000,000)	30,838,870

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 0.1%
	ASSET MANAGEMENT — 0.1%
225,000	New Mountain Finance Corporation	7.5000	10/15/25	227,812

	SPECIALTY FINANCE — 0.0%(b)
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	219,938

	TOTAL CONVERTIBLE BONDS (Cost $424,260)			447,750

	CORPORATE BONDS — 47.2%
	AEROSPACE & DEFENSE — 4.4%
28,790,000	RTX Corporation	3.9500	08/16/25	28,643,209

	BEVERAGES — 4.3%
28,000,000	Constellation Brands, Inc.	5.0000	02/02/26	27,969,976

	BIOTECH & PHARMA — 2.6%
10,000,000	AbbVie, Inc.	3.8000	03/15/25	9,963,767
6,500,000	Gilead Sciences, Inc.	3.6500	03/01/26	6,449,280
				16,413,047
	FOOD — 4.8%
32,000,000	Kraft Heinz Foods Company	3.0000	06/01/26	31,352,168

	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
800,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	795,106

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.2% (Continued)
	INTERNET MEDIA & SERVICES — 4.5%
28,950,000	VeriSign, Inc.	5.2500	04/01/25	$28,940,685

	LEISURE FACILITIES & SERVICES — 2.5%
16,000,000	McDonald’s Corporation Series MTN	3.7000	01/30/26	15,908,631

	MEDICAL EQUIPMENT & DEVICES — 1.2%
8,000,000	Thermo Fisher Scientific, Inc.	1.2150	10/18/24	7,984,477

	RETAIL - DISCRETIONARY — 2.7%
17,700,000	Lowe’s Companies, Inc.	4.4000	09/08/25	17,696,679

	SEMICONDUCTORS — 4.7%
30,000,000	Intel Corporation	4.8750	02/10/26	30,160,108

	SOFTWARE — 5.9%
16,690,000	Microsoft Corporation	2.7000	02/12/25	16,580,512
22,030,000	Oracle Corporation	2.9500	05/15/25	21,791,313
				38,371,825
	TECHNOLOGY HARDWARE — 1.6%
10,756,000	Apple, Inc.	2.5000	02/09/25	10,677,469

	TECHNOLOGY SERVICES — 7.9%
18,000,000	Equifax, Inc.	2.6000	12/01/24	17,919,293
34,000,000	International Business Machines Corporation	3.3000	05/15/26	33,553,764
				51,473,057
	TOTAL CORPORATE BONDS (Cost $304,482,385)			306,386,437

	U.S. GOVERNMENT & AGENCIES — 40.8%
	U.S. TREASURY BILLS — 40.8%
5,000,000	United States Treasury Bill(c)(d)(f)	4.5196	10/31/24	4,980,541
20,000,000	United States Treasury Bill(c)(d)(f)	4.5883	11/29/24	19,847,056
41,000,000	United States Treasury Bill(d)(f)	4.4538	12/26/24	40,558,699

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 40.8% (Continued)
	U.S. TREASURY BILLS — 40.8% (Continued)
10,000,000	United States Treasury Bill(d)	4.3725	01/23/25	$9,860,324
13,000,000	United States Treasury Bill(d)(f)	4.3005	02/20/25	12,777,925
20,000,000	United States Treasury Bill(c)(d)(f)	4.2477	03/20/25	19,596,468
10,000,000	United States Treasury Bill(c)(d)(f)	3.9132	04/17/25	9,783,685
33,000,000	United States Treasury Bill(d)(f)	3.9426	05/15/25	32,179,620
12,000,000	United States Treasury Bill(d)(f)	3.8394	06/12/25	11,673,653
91,500,000	United States Treasury Bill(d)(f)	3.8484	07/10/25	88,731,911
15,000,000	United States Treasury Bill(c)(d)(f)	3.8540	08/07/25	14,500,585
				264,490,467
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $263,636,818)			264,490,467

Shares
	SHORT-TERM INVESTMENTS — 6.0%
	MONEY MARKET FUNDS - 6.0%
39,010,821	First American Treasury Obligations Fund, Class X, 4.81%(c)(e)	39,010,821

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,010,821)	39,010,821

	TOTAL INVESTMENTS - 98.9% (Cost $637,554,284)	$641,174,345
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	6,965,776
	NET ASSETS - 100.0%	$648,140,121

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of this investment is a holding of the CSACS Fund Limited

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(f)	This security is segregated as Collateral for a Swap Contract.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

TOTAL RETURN SWAP - 0.4%

The BNP Paribas Catalyst Systematic Alpha Non-Commodities Index (“BCKTSAXE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BCKTSAXE Index is comprised of four rules-based Index components created by BNP Paribas.*

The BNP Paribas Catalyst Systematic Alpha Commodities Index (“BCKTSACE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The BCKTSACE Index is comprised of two rules-based Index components created by BNP Paribas.*

The CIBC Multi Asset Systematic Alpha Index (“CIBQMASA”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The CIBQMASA Index is comprised of five rules-based Index components created by CIBC.**

Shares	Reference Entity	Frequency	Notional Amount	Counterparty	Maturity	Pay/Receive Fixed Rate	Upfront Payments	Unrealized Appreciation
153,387	BNP Paribas Catalyst Systematic Alpha Non-Commodities Index	Monthly	(353,486,755)	BNP Paribas	1/28/2025	0.1500%-0.3000%	—	$494,708
153,387	BNP Paribas Catalyst Systematic Alpha Commodities Index +	Monthly	(444,829,144)	BNP Paribas	1/28/2025	0.1500%-0.3000%	—	2,575,105
76,295	CIBC Multi Asset Systematic Alpha Index +	Monthly	(223,465,022)	CIBC	3/31/2025	0.1000%	—	(235,343)
								$2,834,470
+	This instrument is held by CSACS Fund Ltd.

*	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/index-performance/

**	Additional information can be found on https://indices.cibccm.com/CIBQMASA/

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.2%
	FIXED INCOME - 39.2%
77,925	iShares Core U.S. Aggregate Bond ETF	$7,891,464

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,655,911)	7,891,464

	SHORT-TERM INVESTMENTS — 35.8%
	MONEY MARKET FUNDS - 35.8%
7,187,708	First American Treasury Obligations Fund, Class X, 4.81%(a)(c)	7,187,708
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,187,708)	7,187,708

	TOTAL INVESTMENTS - 75.0% (Cost $14,843,619)	$15,079,172
	OTHER ASSETS IN EXCESS OF LIABILITIES - 25.0%	5,013,144
	NET ASSETS - 100.0%	$20,092,316

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	3 Month Euro Euribor Future	03/17/2025	$1,088,075	$2,422
4	3 Month Euro Euribor Future	06/16/2025	1,091,527	1,645
5	3 Month Euro Euribor Future	09/15/2025	1,366,148	3,935
6	3 Month Euro Euribor Future	12/15/2025	1,639,962	5,108
6	3 Month Euro Euribor Future	03/16/2026	1,639,628	4,288
6	3 Month Euro Euribor Future	06/15/2026	1,638,960	3,864
6	3 Month Euro Euribor Future	09/14/2026	1,638,125	3,362
6	3 Month Euro Euribor Future	12/15/2026	1,637,373	3,509
6	3 Month Euro Euribor Future	03/16/2027	1,636,622	1,803
7	3-Month CORRA Futures	06/17/2025	1,257,589	5,842
6	3-Month CORRA Futures	09/17/2025	1,080,485	4,307
4	3-Month CORRA Futures	12/17/2025	720,989	2,529
4	3-Month CORRA Futures	03/18/2026	721,284	2,636
2	3-Month CORRA Futures	06/17/2026	360,716	1,600
1	3-Month CORRA Futures	09/16/2026	180,377	443
6	CBOT 10 Year US Treasury Note Future	12/20/2024	685,688	(1,289)
5	CBOT 2 Year US Treasury Note Future	01/01/2025	1,041,211	445
8	CBOT 5 Year US Treasury Note Future	01/01/2025	879,063	(1,648)
3	CBOT US Treasure Bond Futures	12/20/2024	372,563	(3,562)
1	CME Australian Dollar Currency Future	12/17/2024	69,245	2,482

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2	CME British Pound Currency Future	12/17/2024	$167,175	$2,387
1	CME E-Mini NASDAQ 100 Index Future	12/23/2024	405,225	9,872
2	CME E-Mini Russell 2000 Index Futures	12/23/2024	224,920	832
42	CME E-Mini Standard & Poor’s 500 Index Future	12/23/2024	12,209,925	259,036
1	CME E-Mini Standard & Poor’s MidCap 400 Index Future	12/23/2024	314,860	8,195
2	CME Lean Hogs Future(c)	12/16/2024	58,620	(550)
1	CME Lean Hogs Future(c)	02/17/2025	30,950	(380)
1	CME Live Cattle Future(c)	01/01/2025	73,920	1,730
1	CME Live Cattle Future(c)	03/03/2025	74,340	630
1	CME New Zealand Dollar Currency Future	12/17/2024	63,545	2,000
1	Cocoa Future(c)	12/13/2024	70,072	(5,452)
4	COMEX Copper Future(c)	12/30/2024	455,301	22,502
2	COMEX Gold 100 Troy Ounces Future(c)	12/30/2024	531,880	36,890
1	COMEX Silver Future(c)	12/30/2024	157,290	2,140
2	E-Mini Dow Jones Industrial Average Index Futures	12/23/2024	426,430	8,210
5	Eurex 10 Year Euro BUND Future	12/09/2024	751,141	7,119
13	Eurex 2 Year Euro SCHATZ Future	12/09/2024	1,551,357	3,670
1	Eurex 30 Year Euro BUXL Future	12/09/2024	151,743	(1,949)
9	Eurex 5 Year Euro BOBL Future	12/09/2024	1,203,040	5,559
1	Eurex DAX Index Future	12/23/2024	542,896	17,404
6	Eurex EURO STOXX 50 Future	12/23/2024	336,043	8,835
5	Euro-BTP Italian Bond Futures	12/09/2024	676,261	11,981
2	Euronext CAC 40 Index Future	10/21/2024	170,349	(315)
18	EUX Short term Euro-BTP Futures	12/09/2024	2,157,955	10,171
3	French Government Bond Futures	12/09/2024	423,694	1,647
4	FTSE 100 Index Future	12/23/2024	443,265	(6,024)
2	FTSE/MIB Index Future	12/23/2024	379,167	4,035
1	Future on STOXX Europe 600 ESG-X	12/23/2024	21,779	169
9	HKG Hang Seng China Enterprises Index Future	10/31/2024	437,345	34,955
2	HKG Hang Seng Index Future	10/31/2024	273,721	23,771
1	ICE US mini MSCI EAFE Index Futures	12/23/2024	124,390	2,280
5	ICE US MSCI Emerging Markets EM Index Futures	12/23/2024	293,175	8,030
4	IFSC NIFTY 50 Index Futures	11/01/2024	208,052	(717)
1	LME Copper Future(c)	12/17/2024	245,509	405
1	LME Primary Aluminum Future(c)	12/17/2024	65,328	1,730
1	LME Zinc Future(c)	12/17/2024	77,317	4,176
4	Long Gilt Future	12/30/2024	526,399	(8,093)
1	MDE Crude Palm Oil Future(c)	12/16/2024	24,221	(795)
14	Montreal Exchange 10 Year Canadian Bond Future	12/19/2024	1,294,185	6,809
16	Montreal Exchange 2 Year Canadian Bond Future	12/19/2024	1,245,277	4,408
9	Montreal Exchange 5 Year Canadian Bond Future	12/19/2024	768,285	3,491
2	Montreal Exchange S&P/TSX 60 Index Future	12/20/2024	427,239	6,606
3	NYBOT CSC C Coffee Future(c)	12/19/2024	304,030	24,055
2	NYBOT CSC C Coffee Future(c)	03/20/2025	200,963	25,388
1	NYBOT CSC C Coffee Future(c)	05/20/2025	99,469	15,356
2	NYBOT CSC Cocoa Future(c)	12/16/2024	154,440	13,750
1	NYBOT CSC Cocoa Future(c)	03/17/2025	63,650	1,220
2	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2025	50,333	(1,545)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2025	$23,576	$(22)
1	NYMEX Platinum Future(c)	01/30/2025	49,555	(1,870)
15	OML Stockholm OMXS30 Index Future	10/21/2024	387,860	7,014
1	OMXS30 ESG Responsible Index Futures	10/21/2024	25,284	496
1	Robusta Coffee Future 10-Tonne(c)	11/26/2024	54,980	10,020
2	SAFEX FTSE/JSE Top 40 Index Future	12/20/2024	92,164	5,095
7	SFE 10 Year Australian Bond Future	12/17/2024	563,351	(3,570)
14	SFE 3 Year Australian Bond Future	12/17/2024	1,037,480	(1,135)
2	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2025	1,369,835	(199)
2	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2025	1,371,376	192
2	SFE 90 Day Australian Bank Accepted Bills Future	12/12/2025	1,371,711	28
2	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2026	1,371,913	256
1	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2026	685,973	(4)
3	SFE S&P ASX Share Price Index 200 Future	12/20/2024	430,720	5,388
2	SGX FTSE Taiwan Index Futures	10/31/2024	149,280	(3,240)
9	SGX Mini Japan Government 10 Year Bond Future	12/13/2024	905,542	(372)
2	SGX MSCI Singapore Index Future	10/30/2024	53,440	(367)
1	SGX Nikkei 225 Stock Index Future	12/13/2024	131,640	(788)
11	TEF SET50 Index Future	12/30/2024	62,073	(769)
9	Three Month SONIA Index Futures	06/17/2025	2,886,840	1,572
6	Three Month SONIA Index Futures	09/16/2025	1,930,978	(499)
7	Three Month SONIA Index Futures	12/16/2025	2,256,902	1,929
8	Three Month SONIA Index Futures	03/17/2026	2,581,723	1,415
7	Three Month SONIA Index Futures	06/16/2026	2,259,476	514
6	Three Month SONIA Index Futures	09/15/2026	1,936,794	667
5	Three Month SONIA Index Futures	12/15/2026	1,613,911	(1,135)
4	Three Month SONIA Index Futures	03/17/2027	1,291,129	(1,011)
3	Three Month SONIA Index Futures	06/16/2027	968,347	(735)
3	Three-Month SOFR Futures	06/17/2025	723,638	225
3	Three-Month SOFR Futures	09/16/2025	725,925	(188)
4	Three-Month SOFR Futures	12/16/2025	969,350	550
4	Three-Month SOFR Futures	03/17/2026	970,000	537
4	Three-Month SOFR Futures	06/16/2026	970,250	86
4	Three-Month SOFR Futures	09/15/2026	970,200	86
4	Three-Month SOFR Futures	12/16/2026	969,950	(113)
4	Three-Month SOFR Futures	03/17/2027	969,600	(175)
4	Three-Month SOFR Futures	06/16/2027	969,300	(413)
1	TSE TOPIX (Tokyo Price Index) Future	12/13/2024	184,206	7,799
2	Ultra U.S. Treasury Bond Futures	12/20/2024	266,188	(5,703)
	TOTAL LONG FUTURES CONTRACTS			$640,906

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	Carbon Emissions Future(c)	12/16/2024	$72,999	$2,172
10	CBOT Corn Future(c)	03/17/2025	220,625	(13,325)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
11	CBOT Corn Future(c)	12/13/2024	$233,613	$(12,850)
8	CBOT Soybean Future(c)	11/14/2024	422,800	(12,762)
4	CBOT Soybean Meal Future(c)	12/16/2024	136,640	(14,360)
4	CBOT Soybean Oil Future(c)	12/13/2024	103,944	(6,390)
1	CBOT Wheat Future(c)	03/17/2025	30,213	(2,425)
2	CBOT Wheat Future(c)	12/13/2024	58,400	(3,487)
4	Euronext Milling Wheat Future(c)	12/10/2024	49,493	724
1	ICE Brent Crude Oil Future(c)	12/02/2024	71,460	(580)
1	ICE Brent Crude Oil Future(c)	10/31/2024	71,700	(2,920)
3	ICE Gas Oil Future(c)	11/13/2024	198,075	(2,375)
1	ICE Gas Oil Future(c)	12/13/2024	65,650	(2,775)
3	KCBT Hard Red Winter Wheat Future(c)	12/16/2024	87,562	(2,225)
1	LME Lead Future(c)	12/17/2024	52,298	(3,333)
1	LME Nickel Future(c)	12/17/2024	104,960	(9,528)
1	MGE Red Wheat Future(c)	12/16/2024	31,088	(763)
2	NYBOT CTN Number 2 Cotton Future(c)	12/09/2024	73,610	(5,115)
5	NYMEX Henry Hub Natural Gas Futures(c)	10/30/2024	146,150	(18,270)
4	NYMEX Henry Hub Natural Gas Futures(c)	11/27/2024	133,800	(11,940)
1	NYMEX Light Sweet Crude Oil Future(c)	10/23/2024	68,170	790
2	NYMEX NY Harbor ULSD Futures(c)	11/01/2024	180,970	6,854
1	NYMEX NY Harbor ULSD Futures(c)	12/02/2024	90,850	(4)
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	11/01/2024	81,274	5,208
1	SFE 90 Day Australian Bank Accepted Bills Future	12/12/2024	684,316	—
2	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(c)	10/31/2024	21,890	(3,670)
3	SGX FTSE China A50 Futures Contract	10/31/2024	41,700	(4,926)
2	TurkDEX ISE 30 Futures	11/01/2024	6,521	(50)
2	WCE Canola Future(c)	01/15/2025	18,230	(686)
	TOTAL SHORT FUTURES CONTRACTS			$(119,011)
	TOTAL FUTURES CONTRACTS			$521,895

OPEN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Brazilian Real	10/02/2024	Deutsche Bank	11,093,072	$2,036,137	$13,828
Australian Dollar	10/16/2024	Deutsche Bank	1,450,000	1,002,828	28,731
British Pound	10/16/2024	Deutsche Bank	1,050,000	1,403,819	25,284
Canadian Dollar	10/16/2024	Deutsche Bank	1,080,208	799,104	(895)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
Chilean Peso	10/16/2024	Deutsche Bank	460,815,700	$513,133	$13,133
Chinese Yuan Offshore	10/16/2024	Deutsche Bank	3,519,091	502,973	2,973
Euro	10/16/2024	Deutsche Bank	850,000	947,131	3,502
Indian Rupee	10/16/2024	Deutsche Bank	25,166,358	300,149	149
Indonesia Rupiah	10/16/2024	Deutsche Bank	1,536,674,998	101,269	1,269
Israeli Shekel	10/16/2024	Deutsche Bank	369,979	99,274	(726)
Japanese Yen	10/16/2024	Deutsche Bank	14,069,469	98,134	(1,866)
Mexican Peso	10/16/2024	Deutsche Bank	3,866,034	195,848	(4,152)
New Zealand Dollar	10/16/2024	Deutsche Bank	1,100,000	698,896	20,024
Philippine Peso	10/16/2024	Deutsche Bank	5,648,988	100,725	725
Singapore Dollar	10/16/2024	Deutsche Bank	778,699	606,433	6,434
South African Rand	10/16/2024	Deutsche Bank	10,636,056	614,715	14,716
South Korean Won	10/16/2024	Deutsche Bank	265,094,758	201,262	1,262
Swiss Franc	10/16/2024	Deutsche Bank	506,277	599,426	(573)
Taiwanese Dollar	10/16/2024	Deutsche Bank	3,168,848	100,054	54
Thailand Baht	10/16/2024	Deutsche Bank	11,629,792	359,111	9,111
Brazilian Real	11/04/2024	Deutsche Bank	820,642	149,995	(5)
Columbian Peso	12/18/2024	Deutsche Bank	631,376,079	148,764	(1,236)
Peruvian Sole	12/18/2024	Deutsche Bank	562,404	151,546	1,546
				$11,730,726	$133,288

To Sell:
Brazilian Real	10/02/2024	Deutsche Bank	11,093,074	$2,036,134	$(86,136)
Australian Dollar	10/16/2024	Deutsche Bank	100,000	69,160	(1,083)
British Pound	10/16/2024	Deutsche Bank	50,000	66,849	(1,117)
Canadian Dollar	10/16/2024	Deutsche Bank	339,027	250,803	(803)
Chilean Peso	10/16/2024	Deutsche Bank	188,245,534	209,617	(9,617)
Chinese Yuan Offshore	10/16/2024	Deutsche Bank	710,112	101,495	(1,495)
Indian Rupee	10/16/2024	Deutsche Bank	8,407,919	100,278	(278)
Israeli Shekel	10/16/2024	Deutsche Bank	374,522	100,493	(493)
Japanese Yen	10/16/2024	Deutsche Bank	14,263,903	99,490	510
Mexican Peso	10/16/2024	Deutsche Bank	4,990,951	252,837	(2,837)
New Zealand Dollar	10/16/2024	Deutsche Bank	50,000	31,768	(758)
South African Rand	10/16/2024	Deutsche Bank	879,602	50,837	(837)
South Korean Won	10/16/2024	Deutsche Bank	134,009,100	101,741	(1,741)
Taiwanese Dollar	10/16/2024	Deutsche Bank	6,400,134	202,079	(2,080)
Brazilian Real	11/04/2024	Deutsche Bank	1,917,091	350,401	(402)
Columbian Peso	12/18/2024	Deutsche Bank	433,847,337	102,222	(2,222)
Peruvian Sole	12/18/2024	Deutsche Bank	380,152	102,436	(2,436)
				$4,228,640	$(113,825)

Total					$19,463

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
British Pound	Euro	10/16/2024	Deutsche Bank	2,701,468	3,200,000	3,611,785	(3,565,667)	$46,118
Euro	British Pound	10/16/2024	Deutsche Bank	750,000	628,647	835,710	(840,484)	(4,774)
Euro	Czech Koruna	10/16/2024	Deutsche Bank	50,000	1,259,157	55,714	(55,617)	97
Euro	Hungarian Forints	10/16/2024	Deutsche Bank	300,000	119,284,121	334,284	(333,994)	290
Euro	Japanese Yen	10/16/2024	Deutsche Bank	400,000	64,204,345	445,709	(447,820)	(2,111)
Euro	Norwegian Krone	10/16/2024	Deutsche Bank	1,050,000	12,458,960	1,169,990	(1,180,928)	(10,938)
Euro	Polish Zloty	10/16/2024	Deutsche Bank	350,000	1,499,161	389,998	(389,378)	620
Euro	Swedish Krona	10/16/2024	Deutsche Bank	100,000	1,145,236	111,428	(112,873)	(1,445)
Euro	Swiss Franc	10/16/2024	Deutsche Bank	150,000	141,509	167,142	(167,546)	(404)
Hungarian Forints	Euro	10/16/2024	Deutsche Bank	236,208,689	600,000	661,378	(668,562)	(7,184)
Japanese Yen	Euro	10/16/2024	Deutsche Bank	31,474,363	200,000	219,532	(222,856)	(3,324)
Norwegian Krone	Euro	10/16/2024	Deutsche Bank	8,785,690	750,000	832,756	(835,710)	(2,954)
Polish Zloty	Euro	10/16/2024	Deutsche Bank	7,065,139	1,650,000	1,835,031	(1,838,547)	(3,516)
Swedish Krona	Euro	10/16/2024	Deutsche Bank	4,551,576	400,000	448,597	(445,709)	2,888
Swiss Franc	Euro	10/16/2024	Deutsche Bank	46,699	50,000	55,292	(55,714)	(422)
				293,983,624	207,471,136	$11,174,346	$11,161,405	$12,941

Total								$32,404

(a)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CAEMAF Fund Limited.

CATALYST ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	OIL & GAS PRODUCERS - 99.8%
166,449	Cheniere Energy, Inc.	$29,934,188
130,782	DT Midstream, Inc.	10,287,312
347,378	Enbridge, Inc.	14,107,021
1,834,036	Energy Transfer, L.P.	29,436,277
2,091,554	EnLink Midstream, LLC	30,348,448
477,341	Enterprise Products Partners, L.P.	13,895,397
330,310	Gibson Energy, Inc.	5,424,929
194,231	Hess Midstream, L.P., Class A	6,850,527
212,964	Keyera Corporation	6,641,001
627,108	Kinder Morgan, Inc.	13,852,816
245,554	Kinetik Holdings, Inc.	11,113,774
280,885	MPLX, L.P.	12,488,147
3,627,416	NextDecade Corporation(a)	17,085,129
149,706	ONEOK, Inc.	13,642,708
349,394	Pembina Pipeline Corporation	14,409,009
732,335	Plains GP Holdings, L.P., Class A	13,548,198
149,644	Targa Resources Corporation	22,148,808
303,543	TC Energy Corporation	14,433,470
334,265	Western Midstream Partners, L.P.	12,788,979
308,576	Williams Companies, Inc. (The)	14,086,494
		306,522,632

	TOTAL COMMON STOCKS (Cost $221,089,868)	306,522,632

	SHORT-TERM INVESTMENT — 0.0%(b)
	MONEY MARKET FUND - 0.0% (b)
52,546	First American Treasury Obligations Fund, Class X, 4.81% (Cost $52,546)(c)	52,546

	TOTAL INVESTMENTS - 99.8% (Cost $221,142,414)	$306,575,178
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	463,410
	NET ASSETS - 100.0%	$307,038,588

LLC	- Limited Liability Company

LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 56.1%
	ADVERTISING & MARKETING - 0.1%
826	Interpublic Group of Companies, Inc. (The)	$26,126

	AEROSPACE & DEFENSE - 1.8%
3,291	Boeing Company (The)(a)	500,363
62	L3Harris Technologies, Inc.	14,748
76	Northrop Grumman Corporation	40,133
149	RTX Corporation	18,053
433	Textron, Inc.	38,355
		611,652
	APPAREL & TEXTILE PRODUCTS - 0.2%
610	NIKE, Inc., Class B	53,924

	ASSET MANAGEMENT - 2.0%
126	Ameriprise Financial, Inc.	59,196
367	Apollo Global Management, Inc.	45,842
138	Ares Management Corporation, CLASS A	21,506
101	BlackRock, Inc.	95,901
444	Blackstone, Inc.	67,990
653	Carlyle Group, Inc. (The)	28,118
2,904	Charles Schwab Corporation (The)	188,209
4,994	Franklin Resources, Inc.	100,629
72	LPL Financial Holdings, Inc.	16,749
166	Raymond James Financial, Inc.	20,328
756	T Rowe Price Group, Inc.	82,351
		726,819
	AUTOMOTIVE - 0.9%
25,725	Ford Motor Company	271,656
596	General Motors Company	26,725
126	Tesla, Inc.(a)	32,965
		331,346
	BANKING - 6.2%
26,396	Bank of America Corporation	1,047,394
2,919	Citigroup, Inc.	182,729
676	Citizens Financial Group, Inc.	27,763

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	BANKING - 6.2% (Continued)
1,247	Fifth Third Bancorp	$53,421
5,256	Huntington Bancshares, Inc.	77,263
126	JPMorgan Chase & Company	26,568
2,079	KeyCorporation	34,823
374	M&T Bank Corporation	66,617
385	PNC Financial Services Group, Inc. (The)	71,167
3,855	Regions Financial Corporation	89,937
3,861	Truist Financial Corporation	165,135
3,590	US Bancorp	164,171
2,824	Wells Fargo & Company	159,528
		2,166,516
	BEVERAGES - 2.1%
379	Brown-Forman Corporation, Class B	18,647
2,702	Coca-Cola Company (The)	194,166
953	Keurig Dr Pepper, Inc.	35,718
298	Molson Coors Beverage Company, Class B	17,141
2,995	PepsiCo, Inc.	509,300
		774,972
	BIOTECH & PHARMA - 0.3%
485	Biogen, Inc.(a)	94,012

	CABLE & SATELLITE - 0.9%
874	Charter Communications, Inc., Class A(a)	283,246
1,897	Sirius XM Holdings, Inc.	44,864
		328,110
	CHEMICALS - 1.7%
849	Air Products and Chemicals, Inc.	252,781
76	Avery Dennison Corporation	16,778
112	Celanese Corporation	15,228
508	CF Industries Holdings, Inc.	43,586
171	Ecolab, Inc.	43,661
637	International Flavors & Fragrances, Inc.	66,840
1,039	Mosaic Company (The)	27,824
674	PPG Industries, Inc.	89,278

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	CHEMICALS - 1.7% (Continued)
117	RPM International, Inc.	$14,157
58	Sherwin-Williams Company (The)	22,137
		592,270
	COMMERCIAL SUPPORT SERVICES - 0.1%
93	Waste Management, Inc.	19,307

	CONSTRUCTION MATERIALS - 0.0%(b)
30	Martin Marietta Materials, Inc.	16,148

	CONTAINERS & PACKAGING - 0.3%
695	Ball Corporation	47,197
504	Crown Holdings, Inc.	48,324
		95,521
	DATA CENTER REIT - 0.1%
24	Equinix, Inc.	21,303

	DIVERSIFIED INDUSTRIALS - 0.8%
200	3M Company	27,340
396	Emerson Electric Company	43,311
165	General Electric Company	31,116
806	Honeywell International, Inc.	166,607
123	Illinois Tool Works, Inc.	32,235
		300,609
	E-COMMERCE DISCRETIONARY - 0.1%
506	eBay, Inc.	32,946

	ELECTRIC UTILITIES - 1.1%
922	AES Corporation (The)	18,495
145	American Electric Power Company, Inc.	14,877
2,449	CenterPoint Energy, Inc.	72,050
175	Consolidated Edison, Inc.	18,223
1,255	Dominion Energy, Inc.	72,526
184	Duke Energy Corporation	21,215
261	Eversource Energy	17,761

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	ELECTRIC UTILITIES - 1.1% (Continued)
822	Exelon Corporation	$33,332
352	FirstEnergy Corporation	15,611
343	NextEra Energy, Inc.	28,994
2,486	PG&E Corporation	49,148
182	SEMPRA	15,221
402	Xcel Energy, Inc.	26,251
		403,704
	ELECTRICAL EQUIPMENT - 0.8%
126	AMETEK, Inc.	21,635
724	Fortive Corporation	57,145
372	Keysight Technologies, Inc.(a)	59,122
370	Rockwell Automation, Inc.	99,331
791	Trimble, Inc.(a)	49,113
		286,346
	ENGINEERING & CONSTRUCTION - 0.0%(b)
115	Jacobs Solutions, Inc.	15,054

	ENTERTAINMENT CONTENT - 0.1%
149	Take-Two Interactive Software, Inc.(a)	22,903

	FOOD - 2.0%
2,251	Conagra Brands, Inc.	73,203
599	General Mills, Inc.	44,236
426	Hershey Company (The)	81,698
2,867	Hormel Foods Corporation	90,884
321	J M Smucker Company (The)	38,873
4,048	Kraft Heinz Company (The)	142,125
292	McCormick & Company, Inc.	24,032
2,532	Mondelez International, Inc., A	186,532
259	Tyson Foods, Inc., Class A	15,426
		697,009
	GAS & WATER UTILITIES - 0.1%
177	American Water Works Company, Inc.	25,884

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.3%
138	Cardinal Health, Inc.	$15,252
425	IQVIA Holdings, Inc.(a)	100,712
		115,964
	HEALTH CARE REIT - 0.0%(b)
222	Ventas, Inc.	14,237

	HOUSEHOLD PRODUCTS - 0.2%
329	Clorox Company (The)	53,597

	INDUSTRIAL REIT - 1.2%
2,016	Prologis, Inc.	254,581
2,558	Rexford Industrial Realty, Inc.	128,694
		383,275
	INFRASTRUCTURE REIT - 0.3%
363	American Tower Corporation, A	84,419
207	Crown Castle, Inc.	24,556
		108,975
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
1,092	Bank of New York Mellon Corporation (The)	78,471
654	CME Group, Inc.	144,305
117	Goldman Sachs Group, Inc. (The)	57,928
275	Intercontinental Exchange, Inc.	44,176
373	Nasdaq, Inc.	27,233
754	Northern Trust Corporation	67,883
2,233	State Street Corporation	197,553
		617,549
	INSURANCE - 2.8%
457	Aflac, Inc.	51,093
153	Allstate Corporation (The)	29,016
1,859	American International Group, Inc.	136,135
228	Aon PLC, Class A	78,886
200	Cincinnati Financial Corporation	27,224
139	Marsh & McLennan Companies, Inc.	31,010
3,705	MetLife, Inc.	305,588

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	INSURANCE - 2.8% (Continued)
1,757	Principal Financial Group, Inc.	$150,926
75	Progressive Corporation (The)	19,032
791	Prudential Financial, Inc.	95,790
212	Travelers Companies, Inc. (The)	49,633
		974,333
	INTERNET MEDIA & SERVICES - 0.5%
1,162	Alphabet, Inc., Class A	192,718

	LEISURE FACILITIES & SERVICES - 0.9%
3,930	Carnival Corporation(a)	72,626
200	Hilton Worldwide Holdings, Inc.	46,100
128	Marriott International, Inc., Class A	31,821
334	McDonald’s Corporation	101,706
904	Starbucks Corporation	88,131
		340,384
	MACHINERY - 0.6%
50	Caterpillar, Inc.	19,556
277	Deere & Company	115,600
73	IDEX Corporation	15,659
152	Stanley Black & Decker, Inc.	16,740
241	Xylem, Inc.	32,542
		200,097
	MEDICAL EQUIPMENT & DEVICES - 0.1%
769	Baxter International, Inc.	29,199
208	Zimmer Biomet Holdings, Inc.	22,454
		51,653
	METALS & MINING - 0.7%
1,778	Freeport-McMoRan, Inc.	88,758
3,302	Newmont Corporation	176,492
		265,250
	OFFICE REIT - 0.1%
212	Alexandria Real Estate Equities, Inc.	25,175

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	OIL & GAS PRODUCERS - 3.3%
2,840	Chevron Corporation	$418,246
2,786	EQT Corporation	102,079
3,000	Exxon Mobil Corporation	351,660
9,302	Kinder Morgan, Inc.	205,481
366	Phillips 66	48,111
580	Williams Companies, Inc. (The)	26,477
		1,152,054
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
3,783	Baker Hughes Company	136,755
4,776	Schlumberger N.V.	200,354
		337,109
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
88	AvalonBay Communities, Inc.	19,822
1,073	Kimco Realty Corporation	24,915
		44,737
	REAL ESTATE SERVICES - 0.0%(b)
125	CBRE Group, Inc., Class A(a)	15,560

	RESIDENTIAL REIT - 0.2%
1,387	American Homes 4 Rent, Class A	53,247
217	Equity Residential	16,158
60	Essex Property Trust, Inc.	17,725
230	Mid-America Apartment Communities, Inc.	36,547
		123,677
	RETAIL - CONSUMER STAPLES - 0.2%
333	Dollar General Corporation	28,162
241	Target Corporation	37,562
		65,724
	RETAIL - DISCRETIONARY - 0.9%
419	CarMax, Inc.(a)	32,422
318	Genuine Parts Company	44,418
372	Home Depot, Inc. (The)	150,735
382	Lowe’s Companies, Inc.	103,465
		331,040

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	SELF-STORAGE REIT - 0.1%
67	Public Storage	$24,379

	SEMICONDUCTORS - 2.3%
211	Advanced Micro Devices, Inc.(a)	34,621
411	Analog Devices, Inc.	94,600
222	Applied Materials, Inc.	44,855
156	Broadcom, Inc.	26,910
25	KLA Corporation	19,360
26	Lam Research Corporation	21,218
347	Microchip Technology, Inc.	27,861
516	Micron Technology, Inc.	53,514
181	NVIDIA Corporation	21,981
1,049	ON Semiconductor Corporation(a)	76,168
1,130	QUALCOMM, Inc.	192,157
495	Skyworks Solutions, Inc.	48,891
108	Teradyne, Inc.	14,464
718	Texas Instruments, Inc.	148,317
		824,917
	SOFTWARE - 4.7%
168	Adobe, Inc.(a)	86,987
1,008	Akamai Technologies, Inc.(a)	101,758
371	Autodesk, Inc.(a)	102,203
51	Cadence Design Systems, Inc.(a)	13,823
275	Fortinet, Inc.(a)	21,326
1,251	Gen Digital, Inc.	34,315
61	Intuit, Inc.	37,881
1,616	Microsoft Corporation	695,364
749	Okta, Inc.(a)	55,681
781	Oracle Corporation	133,082
146	Palo Alto Networks, Inc.(a)	49,903
109	PTC, Inc.(a)	19,692
30	Roper Technologies, Inc.	16,693
665	Salesforce, Inc.	182,017
74	ServiceNow, Inc.(a)	66,185

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	SOFTWARE - 4.7% (Continued)
69	Synopsys, Inc.(a)	$34,941
84	Veeva Systems, Inc., Class A(a)	17,629
		1,669,480
	SPECIALTY FINANCE - 0.7%
701	American Express Company	190,111
240	Capital One Financial Corporation	35,935
242	Fidelity National Financial, Inc.	15,019
345	Synchrony Financial	17,209
		258,274
	TECHNOLOGY HARDWARE - 4.2%
2,451	Apple, Inc.	571,083
13,867	Cisco Systems, Inc.	738,002
2,326	Hewlett Packard Enterprise Company	47,590
1,753	HP, Inc.	62,880
51	Motorola Solutions, Inc.	22,931
186	NetApp, Inc.	22,973
279	Western Digital Corporation(a)	19,053
59	Zebra Technologies Corporation, Class A(a)	21,849
		1,506,361
	TECHNOLOGY SERVICES - 5.5%
626	Amdocs Ltd.	54,762
226	Amentum Holdings, Inc.(a)	7,289
457	Automatic Data Processing, Inc.	126,466
118	Booz Allen Hamilton Holding Corporation	19,206
102	Broadridge Financial Solutions, Inc.	21,933
333	CDW Corporation	75,358
1,907	Cognizant Technology Solutions Corporation, Class A	147,182
197	CoStar Group, Inc.(a)	14,862
56	FactSet Research Systems, Inc.	25,752
1,423	Fidelity National Information Services, Inc.	119,176
168	Fiserv, Inc.(a)	30,181
37	Gartner, Inc.(a)	18,750
1,398	International Business Machines Corporation	309,071
271	Jack Henry & Associates, Inc.	47,842

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	TECHNOLOGY SERVICES - 5.5% (Continued)
418	Mastercard, Inc., Class A	$206,408
75	Moody’s Corporation	35,594
161	MSCI, Inc.	93,852
435	Paychex, Inc.	58,373
1,757	PayPal Holdings, Inc.(a)	137,099
142	S&P Global, Inc.	73,360
199	TransUnion	20,835
166	Verisk Analytics, Inc.	44,481
935	Visa, Inc., Class A	257,078
		1,944,910
	TIMBER REIT - 0.1%
1,098	Weyerhaeuser Company	37,178

	TRANSPORTATION & LOGISTICS - 1.1%
1,003	CSX Corporation	34,634
450	Delta Air Lines, Inc.	22,856
174	Expeditors International of Washington, Inc.	22,864
185	FedEx Corporation	50,631
151	JB Hunt Transport Services, Inc.	26,022
217	Norfolk Southern Corporation	53,924
120	Union Pacific Corporation	29,578
1,083	United Parcel Service, Inc., B	147,655
		388,164
	TRANSPORTATION EQUIPMENT - 0.0%(b)
161	PACCAR, Inc.	15,887

	WHOLESALE - CONSUMER STAPLES - 0.5%
1,824	Archer-Daniels-Midland Company	108,966
965	Sysco Corporation	75,328
		184,294
	WHOLESALE - DISCRETIONARY - 0.1%
627	LKQ Corporation	25,030
	TOTAL COMMON STOCKS (Cost $19,723,962)	19,934,463

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 22.6%
	MONEY MARKET FUNDS - 22.6%
8,028,607	First American Treasury Obligations Fund, Class X, 4.81% (Cost $8,028,607)(c)(e)	8,028,607

	TOTAL INVESTMENTS - 78.7% (Cost $27,752,569)	$27,963,070
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.3%	7,557,834
	NET ASSETS - 100.0%	$35,520,904

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
58	CBOT 10 Year US Treasury Note Future	12/20/2024	$6,628,313	$945
95	CBOT 2 Year US Treasury Note Future	01/01/2025	19,783,007	(23,697)
88	CBOT 5 Year US Treasury Note Future	01/01/2025	9,669,687	(36,461)
13	CBOT Soybean Future(e)	11/14/2024	687,050	(450)
28	CBOT US Treasure Bond Futures	12/20/2024	3,477,250	(15,751)
48	CME Australian Dollar Currency Future	12/17/2024	3,323,760	45,450
111	CME British Pound Currency Future	12/17/2024	9,278,213	183,944
187	CME Canadian Dollar Currency Future	12/18/2024	13,854,830	(80,085)
12	CME E-Mini NASDAQ 100 Index Future	12/23/2024	4,862,700	108,223
26	CME E-Mini Standard & Poor’s 500 Index Future	12/23/2024	7,558,525	116,817
120	CME Euro Foreign Exchange Currency Future	12/17/2024	16,749,750	101,687
10	CME Euro FX/Japanese Yen Cross Rate Currency Future	12/17/2024	1,381,371	28,200
7	COMEX Copper Future(e)	12/30/2024	796,775	44,551
10	COMEX Gold 100 Troy Ounces Future(e)	12/30/2024	2,659,400	109,870
63	Eurex 10 Year Euro BUND Future	12/09/2024	9,464,380	125,544
56	Eurex 2 Year Euro SCHATZ Future	12/09/2024	6,682,775	34,332
115	Eurex 5 Year Euro BOBL Future	12/09/2024	15,372,174	151,600
44	Eurex EURO STOXX 50 Future	12/23/2024	2,464,314	63,929
6	HKG Hang Seng Index Future	10/31/2024	821,163	95,949
3	LME Copper Future(e)	12/17/2024	736,526	28,501
13	LME Lead Future(e)	12/17/2024	679,868	(12,557)
9	LME Primary Aluminum Future(e)	12/17/2024	587,954	18,377
8	LME Zinc Future(e)	12/17/2024	618,538	21,500
39	Long Gilt Future	12/30/2024	5,132,389	(40,167)
4	NYBOT CSC C Coffee Future(e)	12/19/2024	405,375	33,244
14	NYBOT CSC Number 11 World Sugar Future(e)	02/28/2025	352,330	22,064
16	NYBOT CTN Number 2 Cotton Future(e)	12/09/2024	588,880	(1,495)

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
17	NYMEX Henry Hub Natural Gas Futures(e)	10/30/2024	$496,910	$22,360
11	SGX Nikkei 225 Stock Index Future	12/13/2024	1,448,043	53,755
66	Three Month SONIA Index Futures	09/15/2026	21,304,733	(5,522)
67	Three-Month SOFR Futures	09/15/2026	16,250,850	(11,938)
9	TSE Japanese 10 Year Bond Futures	12/16/2024	9,057,923	10,854
	TOTAL LONG FUTURES CONTRACTS			$1,193,573

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
78	CME Japanese Yen Currency Future	12/17/2024	$6,854,738	$101,315
11	NYMEX Light Sweet Crude Oil Future(e)	10/23/2024	749,870	11,340
	TOTAL SHORT FUTURES CONTRACTS			$112,655

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the CWAMSF Fund Limited.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.2%
	ADVERTISING & MARKETING - 0.2%
348	Trade Desk, Inc. (The), Class A(a)	$38,158

	AUTOMOTIVE - 2.2%
1,469	Tesla, Inc.(a)	384,334

	BEVERAGES - 1.7%
354	Coca-Cola Europacific Partners PLC	27,878
1,044	Keurig Dr Pepper, Inc.	39,129
810	Monster Beverage Corporation(a)	42,258
1,060	PepsiCo, Inc.	180,252
		289,517
	BIOTECH & PHARMA - 2.7%
414	Amgen, Inc.	133,395
449	AstraZeneca PLC - ADR	34,982
114	Biogen, Inc.(a)	22,098
962	Gilead Sciences, Inc.(b)	80,654
301	Moderna, Inc.(a)	20,116
84	Regeneron Pharmaceuticals, Inc.(a)	88,304
200	Vertex Pharmaceuticals, Inc.(a)	93,016
		472,565
	CABLE & SATELLITE - 0.9%
110	Charter Communications, Inc., Class A(a)(b)	35,649
3,021	Comcast Corporation, Class A	126,187
		161,836
	CHEMICALS - 1.0%
371	Linde PLC	176,915

	COMMERCIAL SUPPORT SERVICES - 0.4%
312	Cintas Corporation	64,235

	DIVERSIFIED INDUSTRIALS - 0.6%
503	Honeywell International, Inc.	103,975

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.2% (Continued)
	E-COMMERCE DISCRETIONARY - 4.3%
3,170	Amazon.com, Inc.(a)	$590,667
39	MercadoLibre, Inc.(a)	80,027
527	PDD Holdings, Inc. - ADR(a)(b)	71,045
		741,739
	ELECTRIC UTILITIES - 0.9%
407	American Electric Power Company, Inc.	41,758
243	Constellation Energy Corporation	63,185
776	Exelon Corporation	31,467
433	Xcel Energy, Inc.	28,275
		164,685
	ENTERTAINMENT CONTENT - 0.4%
205	Electronic Arts, Inc.(b)	29,405
132	Take-Two Interactive Software, Inc.(a)	20,290
1,956	Warner Bros Discovery, Inc.(a)	16,137
		65,832
	FOOD - 0.6%
941	Kraft Heinz Company (The)	33,039
1,036	Mondelez International, Inc., A	76,322
		109,361
	INDUSTRIAL SUPPORT SERVICES - 0.2%
445	Fastenal Company(b)	31,782

	INTERNET MEDIA & SERVICES - 9.3%
342	Airbnb, Inc., Class A(a)	43,369
1,768	Alphabet, Inc., Class A	293,222
1,691	Alphabet, Inc., Class C	282,718
26	Booking Holdings, Inc.	109,515
298	DoorDash, Inc., Class A(a)(b)	42,534
1,049	Meta Platforms, Inc., Class A	600,489
332	Netflix, Inc.(a)	235,478
		1,607,325
	LEISURE FACILITIES & SERVICES - 0.8%
221	Marriott International, Inc., Class A	54,941

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.2% (Continued)
	LEISURE FACILITIES & SERVICES - 0.8% (Continued)
875	Starbucks Corporation(b)	$85,303
		140,244
	MEDICAL EQUIPMENT & DEVICES - 1.4%
307	DexCom, Inc.(a)	20,581
355	GE HealthCare Technologies, Inc.(b)	33,317
64	IDEXX Laboratories, Inc.(a)	32,334
124	Illumina, Inc.(a)	16,171
274	Intuitive Surgical, Inc.(a)	134,608
		237,011
	OIL & GAS PRODUCERS - 0.1%
138	Diamondback Energy, Inc.	23,791

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
777	Baker Hughes Company	28,089

	RETAIL - CONSUMER STAPLES - 1.8%
342	Costco Wholesale Corporation	303,190
170	Dollar Tree, Inc.(a)(b)	11,954
		315,144
	RETAIL - DISCRETIONARY - 0.7%
94	Lululemon Athletica, Inc.(a)(b)	25,507
46	O’Reilly Automotive, Inc.(a)	52,973
260	Ross Stores, Inc.	39,133
		117,613
	SEMICONDUCTORS - 16.3%
1,250	Advanced Micro Devices, Inc.(a)	205,100
384	Analog Devices, Inc.	88,385
651	Applied Materials, Inc.	131,535
92	ARM Holdings PLC - ADR(a)(b)	13,157
71	ASML Holding N.V.	59,160
3,622	Broadcom, Inc.	624,795
430	GLOBALFOUNDRIES, Inc.(a)(b)	17,308
3,322	Intel Corporation	77,934
105	KLA Corporation	81,313

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.2% (Continued)
	SEMICONDUCTORS - 16.3% (Continued)
103	Lam Research Corporation	$84,056
677	Marvell Technology, Inc.	48,825
421	Microchip Technology, Inc.	33,802
870	Micron Technology, Inc.	90,228
7,366	NVIDIA Corporation	894,526
199	NXP Semiconductors N.V.	47,762
338	ON Semiconductor Corporation(a)	24,542
862	QUALCOMM, Inc.	146,583
705	Texas Instruments, Inc.	145,632
		2,814,643
	SOFTWARE - 10.5%
348	Adobe, Inc.(a)	180,187
68	ANSYS, Inc.(a)	21,667
123	Atlassian Corporation, Class A(a)	19,534
167	Autodesk, Inc.(a)	46,005
212	Cadence Design Systems, Inc.(a)	57,458
180	Crowdstrike Holdings, Inc., Class A(a)	50,485
240	Datadog, Inc., Class A(a)	27,614
593	Fortinet, Inc.(a)	45,987
218	Intuit, Inc.	135,378
2,239	Microsoft Corporation	963,443
58	MongoDB, Inc.(a)	15,680
251	Palo Alto Networks, Inc.(a)	85,792
82	Roper Technologies, Inc.	45,628
119	Synopsys, Inc.(a)	60,260
163	Workday, Inc., Class A(a)	39,839
117	Zscaler, Inc.(a)	20,000
		1,814,957
	TECHNOLOGY HARDWARE - 7.3%
4,612	Apple, Inc.	1,074,596
3,140	Cisco Systems, Inc.	167,111
48	Super Micro Computer, Inc.(a)(b)	19,987
		1,261,694

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.2% (Continued)
	TECHNOLOGY SERVICES - 1.7%
316	Automatic Data Processing, Inc.	$87,447
105	CDW Corporation	23,762
386	Cognizant Technology Solutions Corporation, Class A	29,791
319	CoStar Group, Inc.(a)	24,065
279	Paychex, Inc.(b)	37,439
812	PayPal Holdings, Inc.(a)	63,360
110	Verisk Analytics, Inc.	29,476
		295,340
	TELECOMMUNICATIONS - 1.1%
908	T-Mobile US, Inc.	187,375

	TRANSPORTATION & LOGISTICS - 0.5%
1,519	CSX Corporation	52,451
173	Old Dominion Freight Line, Inc.	34,365
		86,816
	TRANSPORTATION EQUIPMENT - 0.2%
409	PACCAR, Inc.	40,360

	WHOLESALE - DISCRETIONARY - 0.2%
748	Copart, Inc.(a)	39,195

	TOTAL COMMON STOCKS (Cost $8,672,470)	11,814,531

	EXCHANGE-TRADED FUNDS — 22.0%
	EQUITY - 22.0%
7,816	Invesco QQQ Trust Series 1	3,814,755
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,357,803)

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.5%
	COLLATERAL FOR SECURITIES LOANED - 3.0%
524,999	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $524,999)(c),(d)	$524,999

	MONEY MARKET FUNDS - 6.5%
1,130,149	First American Treasury Obligations Fund, Class X, 4.81% (Cost $1,130,149)(d)	1,130,149

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,655,148)	1,655,148

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 1.3%
	CALL OPTIONS PURCHASED - 1.0%
38	S&P E-mini 3rd Week Future	WED	10/18/2024	$5,770	$11,047,075	$176,700
	TOTAL CALL OPTIONS PURCHASED (Cost - $97,375)

	PUT OPTIONS PURCHASED - 0.3%
43	Nasdaq 100 E-mini 3rd Week Future	WED	10/18/2024	$18,500	$17,424,675	$26,445
16	S&P E-mini 3rd Week Future	WED	10/18/2024	5,550	4,651,400	11,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $494,945)					38,045

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $592,320)					214,745

	TOTAL INVESTMENTS - 101.0% (Cost $14,277,741)					$17,499,179
	CALL OPTIONS WRITTEN - (1.4)% (Premiums received - $153,000)					(222,400)
	PUT OPTIONS WRITTEN - 0.0% (Premiums received - $134,875)					(6,020)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%					66,883
	NET ASSETS - 100.0%					$17,337,642

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (1.4)%
	CALL OPTIONS WRITTEN- (1.4)%
16	S&P E-mini 3rd Week Future	WED	10/18/2024	$5,550	$4,651,400	$222,400
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $153,000)

	PUT OPTIONS WRITTEN - 0.0%(f)
43	Nasdaq 100 E-mini 3rd Week Future	WED	10/18/2024	$16,500	$17,424,675	6,020
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $134,875)

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Fair Value

TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $287,875)	$228,420

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation
18	CBOE Volatility Index Future	10/16/2024	$339,165	$14,765
38	CBOE Volatility Index Future	11/21/2024	687,705	8,318
	TOTAL FUTURES CONTRACTS			$23,083

ADR	- American Depositary Receipt

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $512,659.

(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $524,999 at September 30, 2024.

(d)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(e)	Each contract is equivalent to one futures contract.

(f)	Percentage rounds to greater than (0.1%).

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.6%
	AEROSPACE & DEFENSE - 2.0%
68,840	Kratos Defense & Security Solutions, Inc.(a) (d)	$1,603,972

	BEVERAGES - 4.2%
55,000	Arca Continental COM NPV	513,935
5,739	Diageo plc - ADR	805,411
4,950,000	Thai Beverage PCL	2,060,590
		3,379,936
	BIOTECH & PHARMA - 12.7%
11,900	Johnson & Johnson	1,928,514
22,002	Novartis A.G. - ADR	2,530,670
59,750	Sanofi - ADR	3,443,393
155,000	Takeda Pharmaceutical Company Ltd. - ADR	2,204,100
		10,106,677
	CHEMICALS - 1.7%
50,000	Mosaic Company (The)	1,339,000

	CONSTRUCTION MATERIALS - 5.8%
25,180	Holcim A.G.(b)	2,456,411
82,010	MDU Resources Group, Inc.	2,247,894
		4,704,305
	DIVERSIFIED INDUSTRIALS - 0.5%
1,919	Honeywell International, Inc.	396,676

	E-COMMERCE DISCRETIONARY - 2.1%
25,853	eBay, Inc. (d)	1,683,289

	ENGINEERING & CONSTRUCTION - 3.3%
56,675	Tetra Tech, Inc.	2,672,793

	ENTERTAINMENT CONTENT - 6.3%
5,919	Electronic Arts, Inc.	849,021
256,280	Vivendi S.A.(b)	2,962,016
16,000	Vivendi S.A. - ADR	184,000

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	ENTERTAINMENT CONTENT - 6.3% (Continued)
11,567	Walt Disney Company (The)	$1,112,630
		5,107,667
	FOOD - 4.6%
169,700	GrainCorp Ltd.	1,079,472
26,000	Nestle S.A. - ADR	2,617,420
		3,696,892
	GAS & WATER UTILITIES - 2.1%
28,270	National Fuel Gas Company	1,713,445

	HOME CONSTRUCTION - 0.7%
6,000	Fortune Brands Innovations, Inc.	537,180

	HOUSEHOLD PRODUCTS - 1.5%
18,960	Unilever plc - ADR	1,231,642

	INTERNET MEDIA & SERVICES - 4.9%
4,764	Alphabet, Inc., Class C	796,493
5,428	Meta Platforms, Inc., Class A	3,107,204
		3,903,697
	LEISURE FACILITIES & SERVICES - 1.6%
80,000	Arcos Dorados Holdings, Inc., Class A	697,600
5,500	Live Nation Entertainment, Inc.(a)	602,195
		1,299,795
	MEDICAL EQUIPMENT & DEVICES - 3.0%
26,425	Medtronic PLC	2,379,043

	METALS & MINING - 2.4%
16,900	Freeport-McMoRan, Inc.	843,648
188,340	Grupo Mexico S.A.B. de C.V. - Series B	1,052,286
		1,895,934
	OIL & GAS PRODUCERS - 3.5%
28,780	BP PLC - ADR	903,404
12,827	Chevron Corporation	1,889,032
		2,792,436

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	RETAIL - CONSUMER STAPLES - 4.8%
9,000	PriceSmart, Inc.	$826,020
36,819	Walmart, Inc.	2,973,134
		3,799,154
	RETAIL - DISCRETIONARY - 1.1%
2,104	Home Depot, Inc. (The)	852,541

	SEMICONDUCTORS - 4.1%
6,354	Applied Materials, Inc.	1,283,825
46,200	Intel Corporation	1,083,852
9,098	Micron Technology, Inc.	943,554
		3,311,231
	SOFTWARE - 3.8%
7,110	Microsoft Corporation	3,059,433

	TECHNOLOGY HARDWARE - 5.1%
7,272	Apple, Inc.	1,694,376
44,810	Cisco Systems, Inc.	2,384,788
		4,079,164
	TECHNOLOGY SERVICES - 0.9%
8,688	Fidelity National Information Services, Inc.	727,620

	TELECOMMUNICATIONS - 3.9%
62,300	AT&T, Inc.	1,370,600
152,000	Orange S.A. - ADR	1,744,960
		3,115,560
	TOBACCO & CANNABIS - 3.6%
18,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	943,788
67,000	Imperial Brands plc - ADR	1,947,690
		2,891,478

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.4%
20,003	Bunge Global S.A.	$1,933,090

	TOTAL COMMON STOCKS (Cost $54,851,961)	$74,213,650

	EXCHANGE-TRADED FUNDS — 6.2%
	COMMODITY - 4.3%
65,000	SPDR Gold MiniShares Trust(a)	3,388,450

	FIXED INCOME - 1.9%
16,800	SPDR Bloomberg 1-3 Month T-Bill ETF	1,542,408

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,021,925)	4,930,858

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.5%

	HOUSEHOLD PRODUCTS — 0.5%
4,000	Henkel A.G. & Company KGaA(b)	2.18		375,905

	TOTAL PREFERRED STOCKS (Cost $355,491)			375,905

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
963,641	First American Treasury Obligations Fund, Class X, 4.81% (Cost $963,641)(c)			963,641

	TOTAL INVESTMENTS - 100.5% (Cost $60,193,018)			$80,484,054
	WRITTEN EQUITY OPTIONS - (0.4)% (Proceeds received - $152,153)			(325,908)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(50,850)
	NET ASSETS - 100.0%			$80,107,296

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.4)%
	CALL OPTIONS WRITTEN- (0.4)%
623	AT&T, Inc.	Pershing	01/17/2025	$21	$1,370,600	$90,958
250	eBay, Inc.	Pershing	01/17/2025	63	1,627,750	142,250
300	Kratos Defense & Security Solutions, Inc.	Pershing	02/21/2025	25	699,000	58,500
300	Kratos Defense & Security Solutions, Inc.	Pershing	02/21/2025	28	699,000	34,200
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $152,153)					325,908

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $152,153)					$325,908

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	All or a portion of this security is being held as collateral for Written Equity Options.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	APPAREL & TEXTILE PRODUCTS - 4.2%
7,908	Crocs, Inc.(a)	$1,145,157

	BEVERAGES - 1.7%
15,028	Celsius Holdings, Inc.(a)	471,278

	COMMERCIAL SUPPORT SERVICES - 3.8%
4,907	Waste Management, Inc.	1,018,693

	ELECTRICAL EQUIPMENT - 8.3%
1,969	Lennox International, Inc.	1,189,847
10,689	Vertiv Holdings Company	1,063,449
		2,253,296
	HEALTH CARE FACILITIES & SERVICES - 18.5%
4,736	Cencora, Inc.	1,065,979
2,009	Chemed Corporation	1,207,349
3,492	HCA Healthcare, Inc.	1,419,253
2,223	UnitedHealth Group, Inc.	1,299,744
		4,992,325
	INDUSTRIAL INTERMEDIATE PROD - 5.3%
19,274	Mueller Industries, Inc.	1,428,203

	INDUSTRIAL SUPPORT SERVICES - 4.6%
1,186	WW Grainger, Inc.	1,232,029

	INTERNET MEDIA & SERVICES - 4.1%
1,933	Meta Platforms, Inc., Class A	1,106,527

	LEISURE FACILITIES & SERVICES - 7.0%
5,101	Darden Restaurants, Inc.	837,227
4,287	Marriott International, Inc., Class A	1,065,748
		1,902,975
	RETAIL - CONSUMER STAPLES - 6.1%
1,171	Costco Wholesale Corporation	1,038,115

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	RETAIL - CONSUMER STAPLES - 6.1% (Continued)
7,162	Dollar General Corporation	$605,690
		1,643,805
	RETAIL - DISCRETIONARY - 8.9%
376	AutoZone, Inc.(a)	1,184,415
7,384	Penske Automotive Group, Inc.	1,199,310
		2,383,725
	SEMICONDUCTORS - 3.2%
1,130	KLA Corporation	875,083

	SOFTWARE - 6.5%
3,031	Cadence Design Systems, Inc.(a)	821,492
2,149	Microsoft Corporation	924,715
		1,746,207
	STEEL - 3.7%
8,005	Steel Dynamics, Inc.	1,009,270

	TECHNOLOGY HARDWARE - 3.8%
4,448	Apple, Inc.	1,036,384

	TECHNOLOGY SERVICES - 8.5%
5,264	Broadridge Financial Solutions, Inc.	1,131,918
5,413	Insight Enterprises, Inc.(a)	1,165,906
		2,297,824

	TOTAL COMMON STOCKS (Cost $22,609,221)	26,542,781

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
452,457	First American Treasury Obligations Fund, Class X, 4.81% (Cost $452,457)(b)	452,457

	TOTAL INVESTMENTS - 99.9% (Cost $23,061,678)	$26,995,238
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	13,724
	NET ASSETS - 100.0%	$27,008,962

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 48.2%
	BEVERAGES - 1.7%
600,000	Thai Beverage PCL	$249,769

	BIOTECH & PHARMA - 8.5%
1,960	Johnson & Johnson	317,637
1,740	Novartis A.G.	200,135
7,528	Sanofi S.A.	433,838
23,000	Takeda Pharmaceutical Company Ltd.	327,060
		1,278,670
	CHEMICALS - 0.7%
4,190	Mosaic Company	112,208

	CONSTRUCTION MATERIALS - 3.9%
3,930	Holcim A.G.	383,388
7,000	MDU Resources Group, Inc.	191,870
		575,258
	E-COMMERCE DISCRETIONARY - 1.5%
3,500	eBay, Inc.(a)	227,885

	ENGINEERING & CONSTRUCTION - 1.7%
5,285	Tetra Tech, Inc.	249,241

	ENTERTAINMENT CONTENT - 2.9%
37,700	Vivendi S.E.	435,727

	FOOD - 2.4%
3,533	Nestle S.A.	355,667

	GAS & WATER UTILITIES - 2.2%
5,575	National Fuel Gas Company	337,901

	HOUSEHOLD PRODUCTS - 1.6%
3,800	Unilever PLC	246,848

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 48.2% (Continued)
	INTERNET MEDIA & SERVICES - 0.6%
153	Meta Platforms, Inc., Class A	$87,583

	MEDICAL EQUIPMENT & DEVICES - 1.5%
2,495	Medtronic PLC	224,625

	METALS & MINING - 0.4%
12,000	Grupo Mexico S.A.B. de C.V.	67,046

	OIL & GAS PRODUCERS - 1.4%
1,970	BP PLC	61,838
1,000	Chevron Corporation	147,270
		209,108
	RETAIL - DISCRETIONARY - 0.9%
323	Home Depot, Inc. (The)	130,880

	SEMICONDUCTORS - 1.9%
600	Applied Materials, Inc.	121,230
1,630	Micron Technology, Inc.	169,047
		290,277
	SOFTWARE - 3.4%
1,190	Microsoft Corporation	512,057

	TECHNOLOGY HARDWARE - 3.4%
650	Apple, Inc.	151,450
6,825	Cisco Systems, Inc.	363,226
		514,676
	TELECOMMUNICATIONS - 2.7%
5,000	AT&T, Inc.(a)	110,000
26,340	Orange S.A.	302,383
		412,383
	TOBACCO & CANNABIS - 2.9%
15,000	Imperial Brands PLC	436,051

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 48.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.0%
3,217	Bunge Global S.A.	$310,890

	TOTAL COMMON STOCKS (Cost $5,180,330)	7,264,750

	EXCHANGE-TRADED FUNDS — 2.9%
	COMMODITY - 2.9%
8,500	SPDR Gold MiniShares Trust(b)	443,105
	TOTAL EXCHANGE-TRADED FUNDS (Cost $314,458)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 43.1%
	AEROSPACE & DEFENSE — 3.3%
250,000	Boeing Company (The)	4.8750	05/01/25	249,111
250,000	Hexcel Corporation(c)	4.9500	08/15/25	249,065
				498,176
	AUTOMOTIVE — 4.3%
200,000	Ford Motor Credit Company, LLC	2.3000	02/10/25	197,780
250,000	Ford Motor Credit Company, LLC	4.1340	08/04/25	247,737
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	193,095
				638,612
	BANKING — 1.3%
200,000	Sumitomo Mitsui Financial Group, Inc.	1.4740	07/08/25	195,417

	CHEMICALS — 4.1%
250,000	Methanex Corporation	4.2500	12/01/24	249,299
222,000	Nutrien Ltd.	5.9000	11/07/24	222,112
150,000	Nutrien Ltd.	3.0000	04/01/25	148,827
				620,238
	CONTAINERS & PACKAGING — 1.2%
175,000	Ball Corporation	5.2500	07/01/25	175,419

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.1% (Continued)
	ELECTRIC UTILITIES — 0.6%
100,000	DTE Energy Company	1.0500	06/01/25	$97,592

	ELECTRICAL EQUIPMENT — 1.7%
250,000	Legrand France S.A.	8.5000	02/15/25	252,805

	LEISURE FACILITIES & SERVICES — 1.8%
275,000	Las Vegas Sands Corporation	2.9000	06/25/25	270,375

	OIL & GAS PRODUCERS — 5.2%
275,000	Canadian Natural Resources Ltd.	2.0500	07/15/25	269,086
250,000	Petroleos Mexicanos	4.2500	01/15/25	248,283
275,000	Range Resources Corporation	4.8750	05/15/25	273,830
				791,199
	REAL ESTATE INVESTMENT TRUSTS — 1.7%
250,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.2500	06/01/25	249,990

	RETAIL - DISCRETIONARY — 1.3%
200,000	Kohl’s Corporation	4.2500	07/17/25	197,883

	SEMICONDUCTORS — 0.8%
125,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.7000	05/01/25	123,297

	SPECIALTY FINANCE — 3.0%
250,000	Ally Financial, Inc.	5.7500	11/20/25	251,463
200,000	Synchrony Financial	4.5000	07/23/25	198,804
				450,267
	STEEL — 2.0%
300,000	ArcelorMittal S.A.	6.1250	06/01/25	301,657

	TECHNOLOGY HARDWARE — 4.6%
225,000	NetApp, Inc.	1.8750	06/22/25	220,391
475,000	Seagate HDD Cayman	4.7500	01/01/25	473,232
				693,623

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.1% (Continued)
	TOBACCO & CANNABIS — 2.7% (Continued)
250,000	BAT International Finance PLC	1.6680	03/25/26	$240,249
175,000	Reynolds American, Inc.	4.4500	06/12/25	174,504
				414,753
	TRANSPORTATION & LOGISTICS — 3.5%
325,000	Canadian Pacific Railway Company	1.3500	12/02/24	322,921
200,000	Ryder System, Inc.	4.6250	06/01/25	199,675
				522,596

	TOTAL CORPORATE BONDS (Cost $6,471,661)			6,493,899

	U.S. GOVERNMENT & AGENCIES — 2.7%
	U.S. TREASURY NOTES — 2.7%
405,000	United States Treasury Note	2.5000	01/31/25	402,315
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $402,520)

	CERTIFICATE OF DEPOSIT — 0.8%
	BANKING - 0.8%
125,000	American Express National Bank	5.2500	03/24/25	125,456
	TOTAL CERTIFICATE OF DEPOSIT (Cost $125,000)

Shares
	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 3.6%
544,268	First American Treasury Obligations Fund, Class X, 4.81% (Cost $544,268)(d)			544,268

	TOTAL INVESTMENTS - 101.3% (Cost $13,038,237)			$15,273,793
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $8,061)			(27,215)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%			(163,073)
	NET ASSETS - 100.0%			$15,083,505

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Contracts(e)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN- (0.2)%
50	AT&T, Inc.	01/17/2025	$21.00	$110,000	$7,300
35	eBay, Inc.	01/17/2025	62.50	227,885	19,915
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $8,061)				27,215

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

LLC	- Limited Liability Company

Ltd.	- Limited Company

PCL	- Public Company Limited

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.E.	- Societas Europea

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for and is subject to call options written.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(d)	Step bond. Coupon rate is a fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2024.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.3%
	EQUITY - 50.3%
1,653,738	Dimensional Emerging Core Equity Market ETF	$45,328,959
1,637,357	Dimensional International Core Equity 2 ETF	46,075,226
2,976,749	Dimensional US Core Equity 2 ETF	102,072,723
1,025,382	Dimensional US High Profitability ETF	34,934,765
7,593,469	iShares Core S&P Mid-Cap ETF	473,224,987
2,023,775	iShares Core S&P Small-Cap ETF	236,700,724
721,216	iShares MSCI Australia ETF	19,552,166
623,630	iShares MSCI Brazil ETF	18,390,849
456,905	iShares MSCI Canada ETF	18,970,696
234,222	iShares MSCI France ETF	9,462,569
633,330	iShares MSCI Hong Kong ETF	11,817,938
2,030,303	iShares MSCI India ETF(a)	118,833,635
1,445,978	iShares MSCI Intl Quality Factor ETF	59,993,627
820,781	iShares MSCI Japan ETF	58,718,673
181,588	iShares MSCI Malaysia ETF	4,911,955
357,229	iShares MSCI Mexico ETF	19,186,770
490,435	iShares MSCI Singapore ETF	10,863,135
126,365	iShares MSCI South Africa ETF	6,368,796
275,625	iShares MSCI Spain ETF	9,726,806
483,491	iShares MSCI Switzerland ETF	25,189,881
1,019,176	iShares MSCI Taiwan ETF	54,903,011
66,403	iShares MSCI Thailand ETF	4,600,400
102,205	iShares MSCI Turkey ETF	3,718,218
1,677,481	iShares MSCI United Kingdom ETF	62,754,564
3,470,558	iShares MSCI USA Min Vol Factor ETF	316,896,651
209,008	iShares MSCI USA Quality Factor ETF	37,475,134
1,527,628	iShares Russell 1000 ETF	480,270,966
1,496,192	iShares Russell 2000 ETF	330,493,851
719,519	iShares Russell Mid-Cap ETF	63,418,405
480,808	SPDR S&P 500 ETF Trust	275,868,398
6,250,375	Vanguard FTSE Emerging Markets ETF	299,080,444
104,073	Vanguard FTSE Europe ETF	7,399,590
410,501	Vanguard Large-Cap ETF	108,080,808
384,454	Vanguard Mid-Cap ETF	101,430,499

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.3% (Continued)
	EQUITY - 50.3% (Continued)
981,947	Vanguard Real Estate ETF	$95,661,277
238,646	Vanguard S&P 500 ETF	125,926,335
316,995	Vanguard Small-Cap ETF	75,194,384
384,368	WisdomTree India Earnings Fund(a)	19,395,209
		3,792,893,024

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,699,965,147)	3,792,893,024

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 38.4%
	U.S. TREASURY NOTES — 38.4%
1,311,159,000	United States Treasury Note(d)(e)	2.2500	11/15/24	1,306,957,876
954,818,000	United States Treasury Note(d)(e)	2.0000	02/15/25	945,981,360
652,994,000	United States Treasury Note(d)(e)	2.1250	05/15/25	644,467,799
				2,897,407,035
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,894,236,165)			2,897,407,035

Shares
	SHORT-TERM INVESTMENTS — 7.9%
	MONEY MARKET FUNDS - 7.9%
592,015,301	First American Treasury Obligations Fund, Class X, 4.81%(b)(d)			592,015,301

	TOTAL SHORT-TERM INVESTMENTS (Cost $592,015,301)			592,015,301

	TOTAL INVESTMENTS - 96.6% (Cost $6,186,216,613)			$7,282,315,360
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.4%			255,337,400
	NET ASSETS - 100.0%			$7,537,652,760

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
4,772	3 Month Euro Euribor Future	06/16/2025	$1,302,191,181	$4,775,165

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
4,330	3 Month Euro Euribor Future	09/15/2025	$1,183,084,150	$4,814,101
3,791	3 Month Euro Euribor Future	12/15/2025	1,036,182,747	3,373,358
3,149	3 Month Euro Euribor Future	03/16/2026	860,531,483	3,026,180
2,350	3 Month Euro Euribor Future	06/15/2026	641,926,010	1,851,481
1,843	3 Month Euro Euribor Future	09/14/2026	503,177,374	1,433,803
1,356	3 Month Euro Euribor Future	12/15/2026	370,046,376	735,861
1	Carbon Emissions Future(d)	12/16/2024	72,999	(444)
7,780	CBOT 10 Year US Treasury Note Future	12/20/2024	889,108,125	(3,999,797)
8,510	CBOT 2 Year US Treasury Note Future	01/01/2025	1,772,141,020	(2,544,968)
4,261	CBOT 5 Year US Treasury Note Future	01/01/2025	468,210,666	(1,217,851)
456	CBOT Soybean Meal Future(d)	12/16/2024	15,576,960	(52,590)
851	CBOT US Treasure Bond Futures	12/20/2024	105,683,563	(445,281)
1,242	CME E-Mini NASDAQ 100 Index Future	12/23/2024	503,289,449	1,628,954
935	CME E-mini Russell 2000 Index Futures	12/23/2024	105,150,100	432,815
1,897	CME E-Mini Standard & Poor’s 500 Index Future	12/23/2024	551,481,612	2,418,699
240	CME E-Mini Standard & Poor’s MidCap 400 Index Future	12/23/2024	75,566,400	92,950
1,673	CME Mexican Peso Currency Future	12/17/2024	42,050,855	(7,675)
843	COMEX Copper Future(d)	12/30/2024	95,954,475	394,125
1,973	COMEX Gold 100 Troy Ounces Future(d)	12/30/2024	524,699,620	13,142,000
109	COMEX Silver Future(d)	12/30/2024	17,144,610	(373,090)
916	E-mini Dow Jones Industrial Average Index Futures	12/23/2024	195,304,939	483,399
171	Eurex 30 Year Euro BUXL Future	12/09/2024	25,947,979	6,436
308	Eurex DAX Index Future	12/23/2024	167,212,003	880,923
5,261	Euro-BTP Italian Bond Futures	12/09/2024	711,561,819	9,289,321
1,653	FTSE 100 Index Future	12/23/2024	183,179,230	(650,469)
272	FTSE/MIB Index Future	12/23/2024	51,566,730	(664,023)
2,120	HKG Hang Seng China Enterprises Index Future	10/31/2024	103,019,061	8,559,649
782	HKG Hang Seng Index Future	10/31/2024	107,024,896	9,175,470
1,008	ICE Brent Crude Oil Future(d)	10/31/2024	72,273,600	(871,140)
61	ICE Gas Oil Future(d)	12/13/2024	4,004,650	8,600
22	ICE US mini MSCI EAFE Index Futures	12/23/2024	2,736,580	(12,710)
2,706	ICE US MSCI Emerging Markets EM Index Futures	12/23/2024	158,666,310	(660,475)
969	IFSC NIFTY 50 Index Futures	11/01/2024	50,400,597	(504,527)
24	LME Copper Future(d)	12/17/2024	5,892,210	(89,303)
351	MEFF Madrid IBEX 35 Index Future	10/21/2024	46,474,573	487,943
746	Montreal Exchange 10 Year Canadian Bond Future	12/19/2024	68,961,599	152,129
352	Montreal Exchange S&P/TSX 60 Index Future	12/20/2024	75,194,120	162,331
276	NYBOT CSC C Coffee Future(d)	12/19/2024	27,970,875	1,372,331
67	NYBOT CSC Cocoa Future(d)	12/16/2024	5,173,740	(101,750)
560	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2025	14,093,184	43,613
487	NYMEX Henry Hub Natural Gas Futures(d)	11/27/2024	16,290,150	415,220
1,572	NYMEX Light Sweet Crude Oil Future(d)	10/23/2024	107,163,240	(3,799,250)
228	NYMEX Light Sweet Crude Oil Future(d)	11/21/2024	15,451,560	(12,580)
40	NYMEX Platinum Future(d)	01/30/2025	1,982,200	14,980
166	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(d)	12/02/2024	13,290,026	(357,861)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
897	SGX FTSE China A50 Futures Contract	10/31/2024	$12,468,300	$1,332,703
944	SGX FTSE Taiwan Index Futures	10/31/2024	70,460,160	(1,463,900)
170	SGX Nikkei 225 Stock Index Future	12/13/2024	22,378,849	(567,786)
1,651	TEF SET50 Index Future	12/30/2024	9,316,572	(35,249)
991	Three Month SONIA Index Futures	09/16/2025	318,933,201	553,279
1,507	Three Month SONIA Index Futures	12/16/2025	485,878,802	683,263
1,403	Three Month SONIA Index Futures	03/17/2026	452,769,737	356,354
1,180	Three Month SONIA Index Futures	06/16/2026	380,883,080	74,936
764	Three Month SONIA Index Futures	09/15/2026	246,618,424	15,017
531	Three Month SONIA Index Futures	12/15/2026	171,397,386	(156,041)
333	Three Month SONIA Index Futures	03/17/2027	107,486,496	(95,426)
3,966	Three-Month SOFR Futures	09/16/2025	959,672,850	3,190,425
3,936	Three-Month SOFR Futures	12/16/2025	953,840,400	3,387,712
4,458	Three-Month SOFR Futures	03/17/2026	1,081,065,000	3,024,850
4,723	Three-Month SOFR Futures	06/16/2026	1,145,622,688	1,810,888
2,556	Three-Month SOFR Futures	09/15/2026	619,957,800	1,593,325
2,551	Three-Month SOFR Futures	12/16/2026	618,585,613	1,535,100
2,434	Three-Month SOFR Futures	03/17/2027	590,001,600	900
114	TSE Japanese 10 Year Bond Futures	12/16/2024	114,733,693	343,246
48	TSE TOPIX (Tokyo Price Index) Future	12/13/2024	8,841,886	316,779
400	TTF Natural Gas Base Load Monthly Futures(d)	10/31/2024	12,520,512	333,806
1,310	Ultra U.S. Treasury Bond Futures	12/20/2024	174,352,813	(1,389,296)
	TOTAL LONG FUTURES CONTRACTS			$67,650,938

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
1,735	BMF Ibovespa Index Future	10/17/2024	$42,221,698	$412,686
574	CBOE Volatility Index Future(d)	10/16/2024	10,815,595	123,255
733	CBOE Volatility Index Future(d)	11/21/2024	13,265,468	112,582
322	CBOE Volatility Index Future(d)	12/19/2024	5,793,875	57,875
2,760	CBOT Corn Future(d)	12/13/2024	58,615,500	(1,669,850)
1,270	CBOT Soybean Future(d)	11/14/2024	67,119,500	(947,937)
1,103	CBOT Soybean Oil Future(d)	12/13/2024	28,662,558	(754,830)
1,654	CBOT Wheat Future(d)	12/13/2024	48,296,800	(511,688)
3,360	CME Australian Dollar Currency Future	12/17/2024	232,663,200	(5,674,889)
2,028	CME British Pound Currency Future	12/17/2024	169,515,450	(980,675)
3,161	CME Canadian Dollar Currency Future	12/18/2024	234,198,490	(444,870)
1,212	CME Euro Foreign Exchange Currency Future	12/17/2024	169,172,475	235,700
2,236	CME Japanese Yen Currency Future	12/17/2024	196,502,475	2,256,200
560	CME Lean Hogs Future(d)	12/16/2024	16,413,600	(199,290)
696	CME Live Cattle Future(d)	01/01/2025	51,448,320	(949,440)
666	CME New Zealand Dollar Currency Future	12/17/2024	42,320,970	(853,005)
596	CME Swiss Franc Currency Future	12/17/2024	88,733,225	270,144

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
575	Eurex 10 Year Euro BUND Future	12/09/2024	$86,381,249	$156,819
4,872	Eurex 2 Year Euro SCHATZ Future	12/09/2024	581,401,403	(896,038)
884	Eurex 5 Year Euro BOBL Future	12/09/2024	118,165,238	(257,317)
498	Eurex EURO STOXX 50 Future	12/23/2024	27,891,549	155,528
1,138	Euronext CAC 40 Index Future	10/21/2024	96,928,304	(324,907)
216	French Government Bond Futures	12/09/2024	30,506,002	(46,659)
337	ICE Brent Crude Oil Future(d)	12/02/2024	24,082,020	(183,910)
242	ICE Brent Crude Oil Future(d)	12/31/2024	17,249,760	(140,940)
163	ICE Brent Crude Oil Future(d)	02/03/2025	11,602,340	(69,340)
126	ICE Brent Crude Oil Future(d)	03/03/2025	8,961,120	49,770
74	ICE Brent Crude Oil Future(d)	04/01/2025	5,259,920	31,920
264	ICE Gas Oil Future(d)	11/13/2024	17,430,600	(165,150)
201	ICE Gas Oil Future(d)	01/13/2025	13,195,650	(115,575)
865	KCBT Hard Red Winter Wheat Future(d)	12/16/2024	25,247,188	(209,625)
78	KFE KOSPI 200 Index Future	12/13/2024	5,150,200	90,540
42	LME Lead Future(d)	12/17/2024	2,196,495	(22,458)
4	LME Nickel Future(d)	12/17/2024	419,840	(13,279)
217	LME Primary Aluminum Future(d)	12/17/2024	14,176,230	112,023
51	LME Zinc Future(d)	12/17/2024	3,943,180	23,141
14	Long Gilt Future	12/30/2024	1,842,396	51,820
383	NYBOT CTN Number 2 Cotton Future(d)	12/09/2024	14,096,315	(467,195)
126	NYMEX Henry Hub Natural Gas Futures(d)	12/30/2024	4,538,520	(3,270)
66	NYMEX Henry Hub Natural Gas Futures(d)	01/30/2025	2,299,440	(3,690)
56	NYMEX Henry Hub Natural Gas Futures(d)	02/27/2025	1,783,040	(5,480)
232	NYMEX Henry Hub Natural Gas Futures(d)	10/30/2024	6,781,360	(34,190)
48	NYMEX Light Sweet Crude Oil Future(d)	02/21/2025	3,225,600	(22,790)
44	NYMEX Light Sweet Crude Oil Future(d)	03/21/2025	2,952,840	(5,880)
46	NYMEX Light Sweet Crude Oil Future(d)	12/19/2024	3,105,000	(20,660)
65	NYMEX Light Sweet Crude Oil Future(d)	01/22/2025	4,375,800	(11,780)
43	NYMEX NY Harbor ULSD Futures(d)	01/01/2025	3,921,910	(185)
5	NYMEX NY Harbor ULSD Futures(d)	02/03/2025	456,645	2,188
452	NYMEX NY Harbor ULSD Futures(d)	11/01/2024	40,899,129	(239,912)
175	NYMEX NY Harbor ULSD Futures(d)	12/02/2024	15,898,785	542
12	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(d)	01/01/2025	956,239	5,107
28	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(d)	02/03/2025	2,240,162	7,951
284	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(d)	11/01/2024	23,081,873	(11,634)
189	OSE Nikkei 225 Index Future	12/13/2024	49,904,679	(73,195)
108	SAFEX FTSE/JSE Top 40 Index Future	12/20/2024	4,976,840	(185,345)
436	SFE 10 Year Australian Bond Future	12/17/2024	35,088,691	380,692
1,135	SFE 3 Year Australian Bond Future	12/17/2024	84,109,982	117,059
638	SFE S&P ASX Share Price Index 200 Future	12/20/2024	91,599,737	(1,120,497)
	TOTAL SHORT FUTURES CONTRACTS			$(12,983,833)
	TOTAL FUTURES CONTRACTS			$54,667,105

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Australian Dollar	10/01/2024	Bank Of America Merrill Lynch	182,210,000	$125,983,545	$73,604
British Pound	10/01/2024	Deutsche Bank	55,560,000	74,283,040	(77,353)
Canadian Dollar	10/01/2024	Deutsche Bank	89,050,000	65,850,285	(39,239)
Euro	10/01/2024	Deutsche Bank	44,890,000	49,983,298	(84,915)
Israeli Shekel	10/01/2024	Bank Of America Merrill Lynch	104,350,000	27,988,621	(210,186)
Japanese Yen	10/01/2024	Deutsche Bank	8,348,000,000	58,083,147	(269,553)
New Zealand Dollar	10/01/2024	Bank Of America Merrill Lynch	88,190,000	56,029,225	97,363
Norwegian Krone	10/01/2024	Bank Of America Merrill Lynch	436,180,000	41,336,749	(193,801)
Polish Zloty	10/01/2024	Bank Of America Merrill Lynch	27,560,000	7,160,859	(51,268)
Singapore Dollar	10/01/2024	Bank Of America Merrill Lynch	41,630,000	32,392,098	(137,693)
South African Rand	10/01/2024	Bank Of America Merrill Lynch	312,970,000	18,114,520	(190,056)
Swedish Krona	10/01/2024	Bank Of America Merrill Lynch	277,300,000	27,307,417	(243,463)
Swiss Franc	10/01/2024	Bank Of America Merrill Lynch	15,970,000	18,870,378	(83,426)
Australian Dollar	10/02/2024	Bank Of America Merrill Lynch	91,490,000	63,257,970	(128,663)
British Pound	10/02/2024	Deutsche Bank	126,860,000	169,610,267	(410,041)
Euro	10/02/2024	Deutsche Bank	106,730,000	118,839,772	(146,739)
Israeli Shekel	10/02/2024	Bank Of America Merrill Lynch	9,220,000	2,472,976	(17,832)
Japanese Yen	10/02/2024	Deutsche Bank	28,858,999,999	200,793,180	(958,346)
Mexican Peso	10/02/2024	Deutsche Bank	320,720,000	16,290,126	25,873
New Zealand Dollar	10/02/2024	Bank Of America Merrill Lynch	87,300,000	55,463,787	(72,217)
Norwegian Krone	10/02/2024	Bank Of America Merrill Lynch	458,610,000	43,462,438	(50,144)
Polish Zloty	10/02/2024	Bank Of America Merrill Lynch	12,390,000	3,219,269	(20,042)
Singapore Dollar	10/02/2024	Bank Of America Merrill Lynch	55,810,000	43,425,485	(115,963)
South African Rand	10/02/2024	Bank Of America Merrill Lynch	394,260,000	22,819,539	(69,857)
Swedish Krona	10/02/2024	Bank Of America Merrill Lynch	405,140,000	39,896,600	(35,745)
Swiss Franc	10/02/2024	Bank Of America Merrill Lynch	119,170,000	140,812,949	(313,505)
Mexican Peso	10/03/2024	Deutsche Bank	60,350,000	3,064,816	(6,283)
Australian Dollar	10/16/2024	Bank Of America Merrill Lynch	426,140,000	294,711,697	3,933,690
Brazilian Real	10/16/2024	Bank Of America Merrill Lynch	3,036,350,000	556,359,627	7,204,110
British Pound	10/16/2024	Deutsche Bank	832,190,000	1,112,617,432	16,658,299
Canadian Dollar	10/16/2024	Deutsche Bank	376,120,000	278,227,545	(280,558)
Chilean Peso	10/16/2024	Bank Of America Merrill Lynch	52,189,999,997	58,116,274	2,138,369
Euro	10/16/2024	Deutsche Bank	422,710,000	470,970,688	2,231,283
Indian Rupee	10/16/2024	Bank Of America Merrill Lynch	16,112,549,999	192,192,687	378,427
Israeli Shekel	10/16/2024	Bank Of America Merrill Lynch	501,920,000	134,670,312	(287,630)
Japanese Yen	10/16/2024	Deutsche Bank	146,047,999,990	1,018,361,884	(3,562,211)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
Mexican Peso	10/16/2024	Deutsche Bank	7,960,829,999	$403,419,765	$(907,869)
New Zealand Dollar	10/16/2024	Bank Of America Merrill Lynch	444,370,000	282,332,411	7,251,546
Norwegian Krone	10/16/2024	Bank Of America Merrill Lynch	2,096,380,000	198,702,239	1,567,873
Polish Zloty	10/16/2024	Bank Of America Merrill Lynch	337,490,000	87,660,536	639,160
Singapore Dollar	10/16/2024	Bank Of America Merrill Lynch	441,740,000	343,980,617	3,296,386
South African Rand	10/16/2024	Bank Of America Merrill Lynch	2,448,720,000	141,550,696	2,819,355
South Korean Won	10/16/2024	Bank Of America Merrill Lynch	144,578,999,989	109,765,245	1,228,617
Swedish Krona	10/16/2024	Bank Of America Merrill Lynch	2,958,080,000	291,514,511	1,874,901
Swiss Franc	10/16/2024	Bank Of America Merrill Lynch	929,200,000	1,099,890,179	2,016,484
				$8,601,856,701	$44,470,742
To Sell:
Australian Dollar	10/01/2024	Bank Of America Merrill Lynch	182,210,000	$125,983,544	$(488,129)
British Pound	10/01/2024	Deutsche Bank	55,560,000	74,283,039	128,880
Canadian Dollar	10/01/2024	Deutsche Bank	89,050,000	65,850,286	89,857
Euro	10/01/2024	Deutsche Bank	44,890,000	49,983,300	128,085
Israeli Shekel	10/01/2024	Bank Of America Merrill Lynch	104,350,000	27,988,628	226,581
Japanese Yen	10/01/2024	Deutsche Bank	8,348,000,000	58,083,147	25,644
New Zealand Dollar	10/01/2024	Bank Of America Merrill Lynch	88,190,000	56,029,220	(276,708)
Norwegian Krone	10/01/2024	Bank Of America Merrill Lynch	436,180,000	41,336,749	50,619
Polish Zloty	10/01/2024	Bank Of America Merrill Lynch	27,560,000	7,160,859	16,793
Singapore Dollar	10/01/2024	Bank Of America Merrill Lynch	41,630,000	32,392,099	62,783
South African Rand	10/01/2024	Bank Of America Merrill Lynch	312,970,000	18,114,522	155,463
Swedish Krona	10/01/2024	Bank Of America Merrill Lynch	277,300,000	27,307,418	115,296
Swiss Franc	10/01/2024	Bank Of America Merrill Lynch	15,970,000	18,870,377	41,993
Australian Dollar	10/02/2024	Bank Of America Merrill Lynch	91,490,000	63,257,969	219,623
British Pound	10/02/2024	Deutsche Bank	126,860,000	169,610,271	370,241
Euro	10/02/2024	Deutsche Bank	106,730,000	118,839,776	574,303
Israeli Shekel	10/02/2024	Bank Of America Merrill Lynch	9,220,000	2,472,977	8,891
Japanese Yen	10/02/2024	Deutsche Bank	28,859,000,000	200,793,182	1,514,583
Mexican Peso	10/02/2024	Deutsche Bank	320,720,000	16,290,126	56,925
New Zealand Dollar	10/02/2024	Bank Of America Merrill Lynch	87,300,000	55,463,786	68,718
Norwegian Krone	10/02/2024	Bank Of America Merrill Lynch	458,610,000	43,462,437	117,569
Polish Zloty	10/02/2024	Bank Of America Merrill Lynch	12,390,000	3,219,269	10,709
Singapore Dollar	10/02/2024	Bank Of America Merrill Lynch	55,810,000	43,425,487	157,247
South African Rand	10/02/2024	Bank Of America Merrill Lynch	394,260,000	22,819,540	159,716
Swedish Krona	10/02/2024	Bank Of America Merrill Lynch	405,140,000	39,896,600	191,581
Swiss Franc	10/02/2024	Bank Of America Merrill Lynch	119,170,000	140,812,949	407,898
Mexican Peso	10/03/2024	Deutsche Bank	60,350,000	3,064,816	11,965
Australian Dollar	10/16/2024	Bank Of America Merrill Lynch	1,737,660,000	1,201,738,220	(25,651,125)
Brazilian Real	10/16/2024	Bank Of America Merrill Lynch	993,280,000	182,001,712	(6,479,376)
British Pound	10/16/2024	Deutsche Bank	1,424,740,000	1,904,842,119	(22,428,457)
Canadian Dollar	10/16/2024	Deutsche Bank	1,603,150,000	1,185,899,415	614,659
Chilean Peso	10/16/2024	Bank Of America Merrill Lynch	47,476,000,000	52,866,997	(1,547,996)
Euro	10/16/2024	Deutsche Bank	825,180,000	919,390,578	537,011
Indian Rupee	10/16/2024	Bank Of America Merrill Lynch	1,671,340,000	19,935,971	497
Israeli Shekel	10/16/2024	Bank Of America Merrill Lynch	396,320,000	106,336,742	(194,487)
Japanese Yen	10/16/2024	Deutsche Bank	256,712,999,993	1,790,005,579	(5,245,352)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell: (continued)
Mexican Peso	10/16/2024	Deutsche Bank	2,500,850,000	$126,732,052	$(1,757,263)
New Zealand Dollar	10/16/2024	Bank Of America Merrill Lynch	1,265,180,000	803,837,609	(13,718,957)
Norwegian Krone	10/16/2024	Bank Of America Merrill Lynch	5,495,020,000	520,837,245	(3,055,732)
Polish Zloty	10/16/2024	Bank Of America Merrill Lynch	527,490,000	137,011,629	119,167
Singapore Dollar	10/16/2024	Bank Of America Merrill Lynch	441,740,000	343,980,618	(2,662,688)
South African Rand	10/16/2024	Bank Of America Merrill Lynch	2,448,720,000	141,550,698	(2,011,130)
South Korean Won	10/16/2024	Bank Of America Merrill Lynch	176,737,000,000	134,179,792	(2,008,210)
Swedish Krona	10/16/2024	Bank Of America Merrill Lynch	2,958,080,000	291,514,509	(1,046,184)
Swiss Franc	10/16/2024	Bank Of America Merrill Lynch	1,603,100,000	1,897,582,812	(4,661,441)
Singapore Dollar	11/20/2024	Bank Of America Merrill Lynch	40,670,000	31,723,677	78,568
South African Rand	11/20/2024	Bank Of America Merrill Lynch	361,080,000	20,810,638	60,013
Swedish Krona	11/20/2024	Bank Of America Merrill Lynch	461,360,000	45,542,406	57,728
				$13,385,133,391	$(86,853,629)

Total					$(42,382,887)

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(e)	Held as collateral for futures.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 5.8%
30,065	Textron, Inc.	$2,663,158
3,375	TransDigm Group, Inc.	4,816,563
		7,479,721
	APPAREL & TEXTILE PRODUCTS - 6.0%
34,100	Deckers Outdoor Corporation(a)	5,437,246
11,620	Ralph Lauren Corporation	2,252,769
		7,690,015
	ASSET MANAGEMENT - 3.8%
39,375	Apollo Global Management, Inc.	4,918,331

	BANKING - 2.3%
66,930	HSBC Holdings plc - ADR(b)	3,024,567

	BIOTECH & PHARMA - 8.7%
35,750	AstraZeneca plc - ADR	2,785,283
33,965	Halozyme Therapeutics, Inc.(a),(b)	1,944,157
112,050	Teva Pharmaceutical Industries Ltd. - ADR(a)	2,019,141
9,570	Vertex Pharmaceuticals, Inc.(a)	4,450,815
		11,199,396
	E-COMMERCE DISCRETIONARY - 4.3%
29,855	Amazon.com, Inc.(a)	5,562,882

	ELECTRICAL EQUIPMENT - 3.3%
66,065	Amphenol Corporation, Class A	4,304,795

	ENGINEERING & CONSTRUCTION - 7.7%
26,960	Quanta Services, Inc.(b)	8,038,124
39,500	Tetra Tech, Inc.	1,862,820
		9,900,944
	HEALTH CARE FACILITIES & SERVICES - 4.1%
23,675	Cencora, Inc.	5,328,769

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE REIT - 1.6%
32,500	Ventas, Inc.	$2,084,225

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
12,600	Evercore, Inc., Class A	3,192,084

	INSURANCE - 5.4%
40,355	Brown & Brown, Inc.	4,180,779
92,790	Corebridge Financial, Inc.(b)	2,705,756
		6,886,535
	OIL & GAS PRODUCERS - 2.5%
143,300	Kinder Morgan, Inc.	3,165,497

	RETAIL - CONSUMER STAPLES - 2.9%
4,215	Costco Wholesale Corporation	3,736,681

	SEMICONDUCTORS - 8.7%
7,530	KLA Corporation	5,831,307
30,400	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,279,567
		11,110,874
	SOFTWARE - 6.9%
11,980	Microsoft Corporation	5,154,994
93,460	Oscar Health, Inc. - Class A(a)	1,982,287
24,500	SS&C Technologies Holdings, Inc.	1,818,145
		8,955,426
	SPECIALTY FINANCE - 3.0%
14,400	American Express Company	3,905,280

	SPECIALTY REITS - 4.2%
45,150	Iron Mountain, Inc.	5,365,175

	STEEL - 2.4%
47,090	ATI, Inc.(a)	3,150,792

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY HARDWARE - 7.3%
124,915	Flex Ltd.(a)	$4,175,908
11,550	Motorola Solutions, Inc.(b)	5,193,227
		9,369,135
	TRANSPORTATION & LOGISTICS - 1.5%
27,960	Scorpio Tankers, Inc.	1,993,548

	TRANSPORTATION EQUIPMENT - 2.2%
8,920	Cummins, Inc.	2,888,207

	WHOLESALE - CONSUMER STAPLES - 2.2%
46,175	US Foods Holding Corporation(a)	2,839,763

	TOTAL COMMON STOCKS (Cost $90,064,520)	128,052,642

	SHORT-TERM INVESTMENTS — 12.8%
	COLLATERAL FOR SECURITIES LOANED - 12.1%
15,579,972	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $15,579,972)(c)(d)	15,579,972

	MONEY MARKET FUND - 0.7%
958,078	First American Treasury Obligations Fund, Class X, 4.81% (Cost $958,078)(c)	958,078

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,538,050)	16,538,050

	TOTAL INVESTMENTS - 112.1% (Cost $106,602,570)	$144,590,692
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.1)%	(15,662,711)
	NET ASSETS - 100.0%	$128,927,981

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $15,296,367.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $15,579,972 at September 30, 2024.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 3.1%
	FIXED INCOME - 3.1%
425,928	Invesco Senior Loan ETF				$8,948,747
160,158	SPDR Blackstone Senior Loan ETF				6,688,198
					15,636,945

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,556,079)				15,636,945

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 5.4%
	CLO — 5.4%
500,000	Alinea CLO Ltd. Series 2018-1 E(a),(b)	TSFR3M + 6.262%	11.5440	07/20/31	496,893
750,000	ARES XLV CLO Ltd. Series 2017-45A E(a),(b)	TSFR3M + 6.362%	11.6630	10/15/30	745,189
500,000	ARES XLVII CLO Ltd. Series 2018-47A E(a),(b)	TSFR3M + 5.762%	11.0630	04/15/30	495,692
1,000,000	Ares XXXVR CLO Ltd. Series 2015-35RA E(a),(b)	TSFR3M + 5.962%	11.2630	07/15/30	992,576
1,000,000	Bardot CLO Ltd. Series 2019-2A ER(a),(b)	TSFR3M + 6.562%	11.8440	10/22/32	993,410
1,500,000	Betony CLO 2 Ltd. Series 2018-1A D(a),(b)	TSFR3M + 5.912%	11.1670	04/30/31	1,479,910
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	11.4960	10/25/30	486,860
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	10.6130	07/15/31	457,528
500,000	BlueMountain Fuji US Clo I Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.262%	11.5440	07/20/29	467,743
500,000	Carbone Clo Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.162%	11.4440	01/20/31	495,690
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A ER(a),(b)	TSFR3M + 5.662%	10.9470	04/17/31	465,371
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.262%	11.5440	04/20/31	493,792
500,000	CARLYLE US CLO Ltd. Series 2017-5A D(a),(b)	TSFR3M + 5.562%	10.8440	01/20/30	486,377
1,000,000	Cedar Funding XIV CLO Ltd. Series 2021-14a E(a),(b)	TSFR3M + 6.602%	11.9030	07/15/33	985,839
1,000,000	Cook Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.662%	10.9470	04/17/30	997,499
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.462%	11.7630	10/15/30	1,000,100
750,000	Dryden 54 Senior Loan Fund Series 2017-54A E(a),(b)	TSFR3M + 6.462%	11.7410	10/19/29	709,938
500,000	Galaxy XV CLO Ltd. Series 2013-15A ER(a),(b)	TSFR3M + 6.907%	12.2080	10/15/30	494,409
624,000	Galaxy XX CLO Ltd. Series 2015-20A ER(a),(b)	TSFR3M + 5.562%	10.8440	04/20/31	620,026
500,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(b)	TSFR3M + 5.512%	10.7940	04/20/31	498,757
500,000	Harbor Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.862%	11.1440	01/20/31	500,142
500,000	Highbridge Loan Management Ltd. Series 2013-2A DR(a),(b)	TSFR3M + 6.862%	12.1440	10/20/29	500,112
500,000	Magnetite XV Ltd. Series 2015-15A ER(a),(b)	TSFR3M + 5.462%	10.7460	07/25/31	501,031
500,000	Midocean Credit CLO IX Series 2018-9A E(a),(b)	TSFR3M + 6.312%	11.5940	07/20/31	486,852
500,000	Neuberger Berman CLO XVIII Ltd. Series 2014-18A DR2(a),(b)	TSFR3M + 6.182%	11.4640	10/21/30	497,803

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.4% (Continued)
	CLO — 5.4% (Continued)
1,000,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-26A E(a),(b)	TSFR3M + 6.162%	11.4410	10/18/30	$987,661
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	10.9630	07/15/30	459,542
500,000	Octagon Investment Partners 37 Ltd. Series 2018-2A D(a),(b)	TSFR3M + 5.662%	10.9460	07/25/30	473,572
500,000	Octagon Investment Partners Ltd. Series 2018-18A C(a),(b)	TSFR3M + 2.962%	8.2480	04/16/31	494,147
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(a),(b)	TSFR3M + 5.412%	10.6960	01/25/31	454,215
1,500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	10.9940	01/22/30	1,431,860
500,000	Palmer Square CLO Ltd. Series 2014-1A DR2(a),(b)	TSFR3M + 5.962%	11.2470	01/17/31	500,442
1,000,000	Regatta XIV Funding Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	11.4960	10/25/31	990,794
1,000,000	RR 3 Ltd. Series 2018-3A DR2(a),(b)	TSFR3M + 5.662%	10.9630	01/15/30	983,850
1,000,000	THL Credit Wind River Clo Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.762%	11.0630	07/15/30	971,203
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	11.4440	04/20/31	498,990
1,000,000	VOYA CLO Series 2017-2A D(a),(b)	TSFR3M + 6.282%	11.5830	06/07/30	985,011
500,000	Voya CLO Ltd. Series 2019-1A ER(a),(b)	TSFR3M + 6.382%	11.6830	04/15/31	498,167
500,000	Wellfleet CLO Ltd. Series 2015-1A ER3(a),(b)	TSFR3M + 7.312%	12.5940	07/20/29	322,067
500,000	Wellfleet CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 6.332%	11.6140	10/20/31	484,612
500,000	Wellfleet CLO Ltd. Series 2018-3A D(a),(b)	TSFR3M + 6.512%	11.7940	01/20/32	477,851
					27,363,523
	TOTAL ASSET BACKED SECURITIES (Cost $27,235,252)				27,363,523

	CORPORATE BONDS — 4.0%
	BIOTECH & PHARMA — 0.4%
763,000	Endo Finance Holdings, Inc.(a)		8.5000	04/15/31	818,591
1,300,000	Organon & Company / Organon Foreign Debt Co-Issuer(a)		7.8750	05/15/34	1,378,970
					2,197,561
	CHEMICALS — 0.3%
396,000	Cerdia Finanz GmbH(a)		9.3750	10/03/31	403,920
1,240,000	Valvoline, Inc.(a)		3.6250	06/15/31	1,110,931
					1,514,851
	COMMERCIAL SUPPORT SERVICES — 0.5%
736,000	Aramark Services, Inc.(a)		5.0000	04/01/25	736,086
1,503,000	Garda World Security Corporation(a)		8.2500	08/01/32	1,539,960
					2,276,046

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.0% (Continued)
	E-COMMERCE DISCRETIONARY — 0.1%
554,000	Wayfair, LLC(a)	7.2500	10/31/29	$569,149

	ELECTRIC UTILITIES — 0.4%
485,000	Alpha Generation, LLC(a)	6.7500	10/15/32	492,597
1,510,000	Lightning Power, LLC(a)	7.2500	08/15/32	1,586,678
				2,079,275
	FOOD — 0.0%(c)
80,000	Post Holdings, Inc.(a)	6.2500	10/15/34	80,585

	HEALTH CARE FACILITIES & SERVICES — 0.6%
1,300,000	DaVita, Inc.(a)	6.8750	09/01/32	1,344,020
1,090,000	LifePoint Health, Inc.(a)	11.0000	10/15/30	1,231,163
910,000	LifePoint Health, Inc.(a)	10.0000	06/01/32	1,001,630
				3,576,813
	INSURANCE — 0.3%
1,350,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	8.5000	06/15/29	1,410,899

	MACHINERY — 0.0%(c)
80,000	Terex Corporation(a)	6.2500	10/15/32	80,000

	OIL & GAS PRODUCERS — 0.4%
161,000	Aethon United BR, L.P. / Aethon United Finance(a)	7.5000	10/01/29	163,334
74,000	Venture Global LNG, Inc.(a)	8.1250	06/01/28	77,205
93,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	104,543
1,300,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	1,445,753
				1,790,835
	RETAIL - DISCRETIONARY — 0.4%
406,000	Global Auto Holdings Ltd./AAG FH UK Ltd.(a)	8.7500	01/15/32	380,520
1,400,000	Metis Merger Sub, LLC(a)	6.5000	05/15/29	1,346,427
240,000	Victra Holdings, LLC / Victra Finance Corporation(a)	8.7500	09/15/29	252,642
				1,979,589
	SOFTWARE — 0.3%
1,344,000	Cloud Software Group, Inc.(a)	8.2500	06/30/32	1,405,387

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.0% (Continued)
	TELECOMMUNICATIONS — 0.1%
398,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)		8.2500	10/01/31	$405,192

	TRANSPORTATION & LOGISTICS — 0.2%
1,131,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(a)		9.8750	09/20/31	1,191,759

	TOTAL CORPORATE BONDS (Cost $20,076,475)				20,557,941

		Spread
	TERM LOANS — 85.9%
	AEROSPACE & DEFENSE — 2.5%
3,472,132	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	7.8540	10/31/28	3,480,812
3,429,582	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 3.500%	8.7470	08/24/28	3,436,115
2,301,118	Spirit AeroSystems, Inc.(b)	TSFR1M + 4.500%	9.5020	11/23/27	2,324,129
1,424,543	Standard Aero Ltd.(b)	TSFR1M + 3.500%	8.7470	08/24/28	1,427,257
1,000,211	TransDigm, Inc.(b)	TSFR1M + 2.750%	8.0590	08/24/28	1,000,917
1,035,202	TransDigm, Inc.(b)	TSFR1M + 3.250%	7.1040	02/28/31	1,032,335
					12,701,565
	APPAREL & TEXTILE PRODUCTS — 0.6%
1,299,826	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 2.750%	8.0780	12/21/28	1,302,673
441,968	Hanesbrands, Inc.(b)	TSFR1M + 3.850%	8.5950	03/08/30	441,968
1,554,000	Varsity Brands, LLC(b)	TSFR1M + 3.750%	8.8210	07/28/31	1,545,422
					3,290,063
	ASSET MANAGEMENT — 4.5%
1,254,030	Aragorn Parent Corporation(b)	TSFR1M + 4.250%	9.1700	12/08/28	1,260,300
2,019,640	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 3.250%	8.0950	04/07/28	2,018,185
3,331,311	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 5.250%	10.5710	10/23/28	3,329,929
1,094,135	First Eagle Holdings, Inc.(b)	TSFR1M + 3.000%	7.6040	02/22/29	1,086,274
1,210,039	Focus Financial Partners, LLC(b)	TSFR1M + 3.250%	8.4450	09/10/31	1,207,812
129,961	Focus Financial Partners, LLC(b)	TSFR1M + 3.250%	8.4450	09/10/31	129,722
2,203,356	GTCR Everest Borrower, LLC(b)	TSFR1M + 3.000%	8.3250	06/03/31	2,180,287
1,082,571	June Purchaser, LLC(b)	TSFR1M + 3.250%	8.4510	09/11/31	1,079,188
180,429	June Purchaser, LLC(b)	TSFR1M + 3.250%	8.4510	09/11/31	179,865
730,746	Nexus Buyer, LLC(b)	TSFR1M + 4.000%	8.8450	07/18/31	725,664

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	ASSET MANAGEMENT — 4.5% (Continued)
5,642,257	Osaic Holdings, Inc.(b)	TSFR1M + 4.000%	8.8450	08/16/28	$5,588,459
1,088,962	Victory Capital Holdings, Inc.(b)	TSFR1M + 2.250%	7.6790	07/01/26	1,090,187
2,844,370	Wec US Holdings Ltd.(b)	TSFR1M + 2.750%	7.9970	01/20/31	2,846,958
					22,722,830
	AUTOMOTIVE — 1.6%
3,192,287	First Brands Group, LLC(b)	SOFRRATE + 5.000%	10.5910	03/24/27	3,163,859
1,468,957	First Brands Group, LLC(b)	TSFR1M + 6.000%	10.5910	03/30/27	1,456,104
1,134,141	First Brands Group, LLC(b)	TSFR6M + 8.500%	14.0140	03/30/28	1,080,269
885,000	Tenneco, Inc.(b)	TSFR1M + 5.000%	9.9660	11/17/28	842,684
1,595,949	Tenneco, Inc.(b)	TSFR1M + 4.750%	10.1700	11/17/28	1,512,409
					8,055,325
	BEVERAGES — 0.1%
291,535	Pegasus Bidco BV(b)	TSFR1M + 3.750%	8.8680	07/12/29	292,356

	BIOTECH & PHARMA — 0.9%
781,914	Curium Bidco Sarl(b)	TSFR1M + 4.000%	9.3290	07/31/29	785,495
4,097,312	Grifols Worldwide Operations USA, Inc.(b)	TSFR3M + 2.000%	7.4440	11/08/27	3,989,757
					4,775,252
	CABLE & SATELLITE — 0.2%
1,173,724	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	8.6560	03/06/31	1,122,538

	CHEMICALS — 1.3%
101,490	INEOS Enterprises Holdings US Finco, LLC(b)	TSFR1M + 3.850%	8.9070	07/07/30	101,966
1,064,500	INEOS US Petrochem, LLC(b)	TSFR1M + 4.350%	9.1950	11/14/29	1,066,166
195,018	Nouryon USA, LLC(b)	TSFR1M + 3.500%	8.6280	04/03/28	195,567
1,924,338	Nouryon USA, LLC(b)	TSFR1M + 3.500%	8.8160	04/03/28	1,931,150
1,584,804	Olympus Water US Holding Corporation(b)	TSFR1M + 3.500%	8.8470	06/06/31	1,586,785
634,848	PQ Group Holdings, Inc.(b)	TSFR1M + 3.500%	8.4510	04/30/28	635,508
1,046,367	Windsor Holdings III, LLC(b)	TSFR1M + 3.500%	8.4610	08/01/30	1,052,629
					6,569,771
	COMMERCIAL SUPPORT SERVICES — 7.2%
175,617	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	8.6040	10/05/30	176,276
1,097,179	Allied Universal Holdco, LLC(b)	TSFR1M + 3.750%	9.0970	05/05/28	1,087,716

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	COMMERCIAL SUPPORT SERVICES — 7.2% (Continued)
400,373	Amentum Government Services Holdings, LLC(b)	TSFR1M + 8.750%	14.1950	01/31/28	$400,874
1,418,060	Amentum Government Services Holdings, LLC(b)	SOFRRATE + 4.000%	9.2780	02/07/29	1,418,067
3,216,143	AVSC Holding Corporation(b)	TSFR1M + 3.500%	8.1950	03/01/25	3,206,768
239,200	AVSC Holding Corporation(b)	TSFR1M + 7.360%	12.2100	09/02/25	238,677
1,914,869	AVSC Holding Corporation(b)	TSFR1M + 4.500%	9.4450	09/26/26	1,920,556
2,945,789	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.615%	8.4600	09/29/28	2,953,757
311,000	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.500%	8.6110	09/30/28	311,406
345,566	Conservice Midco, LLC(b)	TSFR1M + 3.500%	8.3450	05/13/27	346,724
3,227,124	Creative Artists Agency, LLC(b)	TSFR1M + 3.250%	8.5700	11/27/28	3,229,141
167,000	Creative Artists Agency, LLC(b)	TSFR1M + 2.750%	7.8680	09/12/31	167,078
1,003,534	Ensemble RCM, LLC(b)	TSFR1M + 3.000%	8.3300	08/03/29	1,006,178
225,000	First Advantage Holdings, LLC(b)	TSFR1M + 3.250%	8.3680	09/19/31	224,297
5,077,975	Garda World Security Corporation(b)	TSFR1M + 3.500%	8.8320	02/01/29	5,083,688
3,854,545	Grant Thornton LLP/Chicago(b)	TSFR1M + 3.250%	8.4970	05/30/31	3,864,471
2,909,307	OMNIA Partners, LLC(b)	TSFR1M + 3.750%	8.5740	07/25/30	2,921,250
939,534	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.250%	7.4450	10/15/30	939,534
1,140,714	Ryan, LLC(b)	TSFR1M + 4.500%	8.7470	11/09/30	1,129,780
101,819	Ryan, LLC(b) (e)	TSFR1M + 4.500%	9.8250	11/09/30	100,843
508,000	Soliant Lower Intermediate, LLC(b)	TSFR1M + 3.750%	8.5950	06/23/31	509,270
686,280	Teneo Holdings, LLC(b)	TSFR1M + 4.750%	9.5950	03/11/31	690,357
4,587,534	WestJet Loyalty, L.P.(b)	TSFR1M + 3.850%	9.0480	02/01/31	4,546,430
					36,473,138
	CONSTRUCTION MATERIALS — 0.2%
997,500	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	7.4970	03/26/29	998,857

	CONSUMER SERVICES — 1.2%
721,564	Fugue Finance, LLC(b)	TSFR1M + 4.000%	9.0570	01/26/28	727,102
305,235	Fugue Finance, LLC(b)	TSFR1M + 3.750%	8.8070	02/13/31	307,486
1,588,815	KUEHG Corporation(b)	TSFR1M + 4.500%	9.8350	06/12/30	1,595,322
1,569,676	Prometric Holdings, Inc.(b)	TSFR1M + 4.750%	10.1110	01/31/28	1,581,449
1,015,103	Spin Holdco, Inc.(b)	TSFR3M + 4.000%	9.2560	03/01/28	893,082
1,244,895	University Support Services, LLC(b)	TSFR1M + 3.350%	7.5950	06/29/28	1,242,753
					6,347,194

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	CONTAINERS & PACKAGING — 1.8%
6,279,366	Charter Next Generation, Inc.(b)	TSFR1M + 3.500%	8.0950	12/01/27	$6,287,874
2,000,000	Graham Packaging Company, Inc.(b)	TSFR1M + 2.500%	7.3450	08/04/27	2,000,330
1,144,257	Proampac PG Borrower, LLC(b)	TSFR1M + 4.000%	9.3290	09/15/28	1,147,404
					9,435,608
	E-COMMERCE DISCRETIONARY — 0.5%
2,674,552	CNT Holdings I Corporation(b)	TSFR1M + 3.500%	8.7520	10/16/27	2,683,819

	ELECTRIC UTILITIES — 0.6%
822,000	Alpha Generation, LLC(b)	TSFR1M + 2.750%	7.8680	09/30/31	823,175
1,000,000	Calpine Corporation(b)	TSFR1M + 2.000%	7.3210	12/16/27	997,190
666,000	Edgewater Generation, LLC(b)	TSFR1M + 4.250%	9.0950	07/26/30	672,660
363,000	Lightning Power, LLC(b)	TSFR1M + 3.250%	8.3460	08/18/31	364,160
					2,857,185
	ELECTRICAL EQUIPMENT — 0.1%
608,901	Belfor Holdings, Inc.(b)	TSFR1M + 3.750%	8.5950	10/25/30	612,329

	ENGINEERING & CONSTRUCTION — 0.3%
1,274,483	Chromalloy Corporation(b)	TSFR1M + 3.750%	9.0580	03/24/31	1,213,715
246,000	Service Logic Acquisition, Inc.(b)	TSFR1M + 3.500%	8.3140	10/29/27	247,000
					1,460,715
	ENTERTAINMENT CONTENT — 0.4%
759,741	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	10.4600	09/01/27	696,926
822,380	NEP Group, Inc.(b)	TSFR1M + 4.115%	8.8650	08/19/26	790,513
380,000	WMG Acquisition Corporation(b)	TSFR1M + 1.750%	6.9240	01/24/31	380,555
					1,867,994
	FOOD — 1.1%
4,013,500	Nomad Foods US, LLC(b)	TSFR1M + 3.000%	7.7720	11/08/29	4,018,938
373,878	Simply Good Foods USA, Inc.(b)	TSFR1M + 2.600%	7.4550	03/17/27	375,356
1,432,500	Snacking Investments US, LLC(b)	TSFR1M + 4.000%	8.8440	12/01/26	1,440,558
					5,834,852
	HEALTH CARE FACILITIES & SERVICES — 5.9%
247,442	ADMI Corporation(b)	TSFR1M + 3.375%	8.3350	12/23/27	241,442
572,125	ADMI Corporation(b)	TSFR1M + 5.750%	10.5950	12/23/27	573,733
496,222	Charlotte Buyer, Inc.(b)	TSFR1M + 4.750%	10.0760	02/11/28	500,641

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 5.9% (Continued)
5,188,312	Heartland Dental, LLC(b)	TSFR1M + 4.500%	9.3450	04/28/28	$5,107,788
4,776,052	LifePoint Health, Inc.(b)	TSFR1M + 4.750%	10.3160	11/16/28	4,779,633
1,990,000	LifePoint Health, Inc.(b)	TSFR1M + 4.000%	9.3200	05/09/31	1,992,667
1,738,000	LifePoint Health, Inc.(b)	TSFR1M + 3.750%	8.9120	05/14/31	1,739,304
3,314,675	MED ParentCo, L.P.(b)	TSFR1M + 4.000%	8.8450	04/07/31	3,323,674
124,951	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	8.4540	02/18/28	120,478
4,364,631	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	8.5750	02/18/28	4,208,377
650,000	Outcomes Group Holdings, Inc.(b)	TSFR1M + 4.250%	9.4970	04/02/31	654,674
3,486,269	Phoenix Guarantor, Inc.(b)	TSFR1M + 3.250%	8.4970	02/13/31	3,480,813
2,421,596	Phoenix Newco, Inc.(b)	TSFR1M + 3.000%	8.2470	11/15/28	2,424,804
832,031	Star Parent, Inc.(b)	TSFR1M + 4.000%	8.3540	09/19/30	810,764
					29,958,792
	HOME & OFFICE PRODUCTS — 0.7%
2,662,212	Osmosis Debt Merger Sub, Inc.(b)	SOFRRATE + 3.750%	8.7010	06/17/28	2,662,078
453,128	Weber-Stephen Products, LLC(b)	TSFR1M + 3.250%	8.2100	10/20/27	428,648
674,051	Weber-Stephen Products, LLC(b)	TSFR1M + 4.350%	9.1950	10/29/27	637,400
					3,728,126
	HOUSEHOLD PRODUCTS — 0.4%
1,200,000	Conair Holdings, LLC(b)	TSFR1M + 3.865%	8.7100	05/13/28	1,103,790
1,028,000	Kronos Acquisition Holdings, Inc.(b)	TSFR1M + 4.000%	9.3140	06/27/31	966,320
					2,070,110
	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
6,895,675	Aretec Group, Inc.(b)	TSFR1M + 4.000%	8.8450	08/09/30	6,764,450
1,548,762	Armor Holdco, Inc.(b)	TSFR6M + 4.500%	10.0140	10/29/28	1,560,377
1,242,155	Ascensus Holdings, Inc.(b)	TSFR1M + 3.500%	8.8610	08/02/28	1,243,714
2,696,289	Deerfield Dakota Holding, LLC(b)	SOFRRATE + 3.750%	8.3540	03/06/27	2,645,221
1,678,105	Eisner Advisory Group, LLC(b)	TSFR1M + 4.000%	8.8450	02/24/31	1,685,908
500,000	Hudson River Trading, LLC(b)	TSFR1M + 3.115%	8.3190	03/18/28	500,045
792,000	VFH Parent, LLC(b)	TSFR1M + 2.750%	7.5950	06/13/31	793,980
					15,193,695
	INSURANCE — 10.6%
1,520,280	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 2.750%	7.5950	12/21/28	1,523,556
5,846,034	Acrisure, LLC(b)	TSFR1M + 3.000%	8.3440	02/16/27	5,839,954

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	INSURANCE — 10.6% (Continued)
2,383,695	Acrisure, LLC(b)	TSFR1M + 3.250%	8.5940	11/06/30	$2,365,078
1,881,000	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 3.000%	8.1180	09/12/31	1,872,592
2,625,867	AmWINS Group, Inc.(b)	TSFR1M + 2.250%	7.2100	02/17/28	2,624,633
597,000	Ardonagh Group Finco Pty Ltd.(b)	TSFR1M + 3.750%	8.4750	02/28/31	599,146
3,053,697	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	8.8220	02/10/31	3,054,231
2,737,558	Asurion, LLC(b)	TSFR1M + 3.250%	8.2100	12/18/26	2,738,461
2,411,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.6110	01/29/28	2,270,210
328,955	Asurion, LLC(b)	TSFR1M + 4.000%	8.9450	08/17/28	324,080
900,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.6110	01/14/29	835,101
749,000	Baldwin Insurance Group Holdings, LLC (The)(b)	TSFR1M + 3.250%	8.0950	05/14/31	750,873
6,846,761	BroadStreet Partners, Inc.(b)	TSFR1M + 3.250%	8.4970	05/12/31	6,827,350
2,238,511	Howden Group Holdings Ltd.(b)	TSFR1M + 3.500%	8.7410	04/18/30	2,241,914
1,073,015	HUB International Ltd.(b)	TSFR3M + 3.000%	8.2480	06/20/30	1,072,661
1,341,982	Hyperion Refinance Sarl(b)	TSFR1M + 3.500%	8.7470	02/03/31	1,344,498
2,904,397	IMA Financial Group, Inc. (The)(b)	TSFR1M + 3.850%	8.0950	11/01/28	2,903,496
2,321,000	OneDigital Borrower, LLC(b)	TSFR1M + 3.250%	8.0950	06/13/31	2,305,531
1,384,484	OneDigital Borrower, LLC(b)	TSFR1M + 5.250%	10.0950	06/14/32	1,374,100
3,468,190	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	8.2520	02/17/28	3,465,693
2,969,412	Truist Insurance Holdings, LLC(b)	TSFR1M + 3.250%	8.5850	03/24/31	2,969,724
1,841,477	Truist Insurance Holdings, LLC(b)	TSFR1M + 4.750%	10.0730	03/08/32	1,876,004
1,945,036	USI, Inc.(b)	TSFR1M + 2.750%	8.0950	11/23/29	1,941,525
1,215,828	USI, Inc.(b)	TSFR1M + 2.750%	7.3540	09/27/30	1,213,548
					54,333,959
	INTERNET MEDIA & SERVICES — 2.6%
1,011,472	Hoya Midco, LLC(b)	TSFR1M + 3.000%	8.3350	02/05/29	1,017,799
315,210	Knot Worldwide, Inc. (The)(b)	TSFR1M + 4.500%	9.3200	01/31/28	316,197
4,822,375	MH Sub I, LLC(b)	TSFR1M + 4.250%	9.0950	05/03/28	4,797,564
1,084,253	MH Sub I, LLC(b)	TSFR1M + 6.250%	11.5800	02/23/29	1,066,829
5,713,805	Pug, LLC(b)	TSFR1M + 4.750%	9.9970	03/12/30	5,718,547
					12,916,936
	LEISURE FACILITIES & SERVICES — 3.1%
1,500,000	1011778 BC ULC(b)	TSFR1M + 1.750%	6.5950	09/23/30	1,487,415
145,270	BCPE Grill Parent, Inc.(b)	TSFR1M + 4.750%	10.0020	09/21/30	140,095
2,567,812	ClubCorp Holdings, Inc.(b)	TSFR3M + 5.000%	9.8650	09/18/26	2,574,925

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	LEISURE FACILITIES & SERVICES — 3.1% (Continued)
2,971,823	Fertitta Entertainment, LLC/NV(b)	SOFRRATE + 4.000%	8.8470	01/13/29	$2,966,979
3,708,110	IRB Holding Corporation(b)	TSFR1M + 2.850%	8.1770	12/15/27	3,707,591
1,875,683	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.250%	9.5850	07/20/30	1,876,264
1,238,149	Raptor Acquisition Corporation(b)	TSFR3M + 4.000%	9.0150	11/01/26	1,228,863
1,650,051	UFC Holdings, LLC(b)	TSFR1M + 2.750%	8.2910	04/29/26	1,653,442
350,000	Whatabrands, LLC(b)	TSFR1M + 2.750%	7.9970	08/03/28	349,883
					15,985,457
	MACHINERY — 0.2%
997,500	Titan Acquisition Ltd.(b)	TSFR1M + 5.000%	10.3260	02/01/29	993,899

	MEDICAL EQUIPMENT & DEVICES — 0.9%
2,658,551	Bausch + Lomb Corporation(b)	SOFRRATE + 3.250%	8.2700	05/05/27	2,652,277
902,934	Bausch + Lomb Corporation(b)	TSFR1M + 4.000%	8.8450	09/14/28	903,503
847,788	Medline Borrower, L.P.(b)	TSFR1M + 2.750%	7.9970	10/23/28	849,089
					4,404,869
	OIL & GAS PRODUCERS — 2.5%
957,000	Buckeye Partners, L.P.(b)	TSFR1M + 1.750%	6.9130	11/02/26	958,196
1,500,000	EG America, LLC(b)	TSFR1M + 5.615%	11.5790	02/07/28	1,501,253
3,034,088	EPIC Crude Services, L.P.(b)	TSFR6M + 5.428%	9.9600	03/01/26	3,047,362
431,686	GIP III Stetson I, L.P.(b)	TSFR1M + 4.350%	8.3450	10/05/28	431,794
3,129,084	Medallion Midland Acquisition, L.P.(b)	TSFR1M + 3.500%	8.8440	10/18/28	3,136,515
1,510,464	Prairie ECI Acquiror, L.P.(b)	TSFR1M + 4.750%	9.5950	08/01/29	1,510,675
1,990,128	Rockpoint Gas Storage Partners, L.P.(b)	TSFR1M + 3.500%	8.7010	09/15/31	1,984,327
					12,570,122
	PUBLISHING & BROADCASTING — 0.7%
1,560,146	Cengage Learning, Inc.(b)	TSFR1M + 4.250%	9.5380	03/18/31	1,565,412
567,578	Century DE Buyer, LLC(b)	TSFR1M + 4.000%	9.2550	09/27/30	567,339
1,583,000	McGraw-Hill Education, Inc.(b)	TSFR1M + 4.000%	8.6040	08/01/31	1,590,915
					3,723,666
	RENEWABLE ENERGY — 0.4%
2,170,842	Granite Acquisition, Inc.(b)	TSFR1M + 2.865%	7.7100	03/17/28	2,073,154

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	RETAIL - DISCRETIONARY — 4.0%
1,150,000	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.500%	7.7470	06/05/31	$1,133,952
194,939	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.8610	06/14/28	174,891
37,875	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.8610	06/14/28	33,980
783,228	Hertz Corporation (The)(b)	TSFR1M + 3.865%	8.6070	06/30/28	703,683
1,840,629	LBM Acquisition, LLC(b)	TSFR1M + 3.850%	8.6950	12/08/27	1,832,116
455,000	LBM Acquisition, LLC(b)	TSFR1M + 3.750%	8.9680	05/30/31	446,919
6,182,024	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.500%	8.3450	05/04/28	6,186,226
731,917	Michaels Companies, Inc. (The)(b)	TSFR3M + 4.250%	9.1150	04/09/28	580,776
1,443,666	Peer Holding III BV(b)	TSFR1M + 3.250%	8.5850	10/19/30	1,450,437
392,000	Peer Holding III BV(b)	TSFR1M + 3.000%	8.3320	06/23/31	393,715
1,593,119	RH(b)	TSFR1M + 2.615%	3.5600	10/15/28	1,535,369
685,964	Staples, Inc.(b)	TSFR1M + 5.750%	10.6890	08/23/29	624,961
4,551,820	Wand NewCompany 3, Inc.(b)	TSFR1M + 3.250%	8.4970	01/30/31	4,551,820
					19,648,845
	SEMICONDUCTORS — 0.2%
862,000	Icon Parent, Inc.(b)	TSFR1M + 3.000%	8.2010	09/12/31	856,341
216,000	Icon Parent, Inc.(b)	TSFR1M + 5.000%	10.2010	09/13/32	217,418
					1,073,759
	SOFTWARE — 16.5%
3,272,184	athenahealth, Inc.(b)	SOFRRATE + 3.500%	8.4970	01/27/29	3,257,197
4,350,777	Azalea Topco, Inc.(b)	TSFR1M + 3.500%	8.3450	04/24/31	4,346,513
5,255,006	Boxer Parent Company, Inc.(b)	TSFR1M + 3.750%	9.0050	07/03/31	5,250,829
1,121,494	Boxer Parent Company, Inc.(b)	TSFR1M + 5.750%	11.0050	07/06/32	1,105,608
1,243,719	Bracket Intermediate Holding Corporation(b)	TSFR1M + 5.100%	9.7040	05/03/28	1,251,057
4,677,133	Central Parent, Inc.(b)	TSFR1M + 3.250%	8.5850	07/06/29	4,634,268
4,651,773	Cloud Software Group, Inc.(b)	TSFR1M + 4.000%	9.3350	03/29/29	4,638,189
94,000	Cloud Software Group, Inc.(b)	TSFR1M + 4.500%	9.8350	03/19/31	94,365
1,758,263	ConnectWise, LLC(b)	TSFR3M + 3.762%	8.3650	09/24/28	1,759,142
5,867,056	Cotiviti, Inc.(b)	TSFR1M + 3.250%	8.4510	02/24/31	5,870,721
820,000	DS Admiral Bidco, LLC(b)	TSFR1M + 4.250%	9.0950	06/05/31	791,300
2,538,225	ECI Macola/Max Holding, LLC(b)	TSFR1M + 3.750%	9.0850	05/28/30	2,548,556
1,052,000	Envestnet, Inc.(b)	TSFR1M + 3.500%	8.6040	09/19/31	1,048,602
964,801	Epicor Software Corporation(b)	TSFR1M + 3.250%	8.4970	05/23/31	966,659

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	SOFTWARE — 16.5% (Continued)
113,199	Epicor Software Corporation(b) (e)	TSFR1M + 3.250%	8.5710	05/23/31	$113,417
1,080,293	Flexera Software, LLC(b)	TSFR1M + 3.500%	8.4510	03/03/28	1,082,134
618,451	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 3.000%	0.0000	12/01/27	620,408
5,628,816	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 3.500%	8.7470	12/01/27	5,646,632
694,138	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 4.115%	9.2080	12/01/27	695,529
344,000	GSM Holdings, Inc.(b)	TSFR1M + 5.000%	0.0000	09/30/31	321,640
2,585,564	Idera, Inc.(b)	TSFR1M + 3.500%	8.8370	03/02/28	2,538,300
2,717,404	Imprivata, Inc.(b)	TSFR1M + 3.500%	8.8300	12/01/27	2,731,561
1,768,088	Isolved, Inc.(b)	TSFR1M + 3.500%	8.3450	10/15/30	1,777,229
603,000	Leia Finco US, LLC(b)	TSFR1M + 3.250%	8.5790	07/02/31	594,455
4,521,723	McAfee Corporation(b)	TSFR1M + 3.250%	8.4510	03/01/29	4,511,481
2,296,000	Mitchell International, Inc.(b)	TSFR1M + 3.250%	8.0950	06/06/31	2,265,107
1,680,555	Mitchell International, Inc.(b)	TSFR1M + 5.250%	10.0950	06/07/32	1,654,649
1,084,542	Modena Buyer, LLC(b)	TSFR1M + 4.500%	9.1040	04/21/31	1,040,825
2,500,000	Mosel Bidco S.E.(b)	TSFR1M + 4.750%	9.1040	08/01/30	2,515,625
1,246,875	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.750%	9.0700	10/28/30	1,251,052
2,118,602	Project Boost Purchaser, LLC(b)	TSFR1M + 3.500%	8.7860	07/02/31	2,120,106
100,000	Project Boost Purchaser, LLC(b)	TSFR1M + 5.250%	10.3630	07/02/32	100,333
1,022,302	Project Sky Merger Sub, Inc.(b)	TSFR1M + 3.750%	8.6950	08/10/28	998,022
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	10.9450	08/10/29	1,169,514
1,588,000	Quartz Acquireco, LLC(b)	TSFR1M + 2.750%	7.3540	06/28/30	1,590,985
1,000,000	RealPage, Inc.(b)	TSFR1M + 3.250%	8.3610	02/18/28	972,000
1,249,082	Rocket Software, Inc.(b)	TSFR1M + 4.750%	9.5950	11/28/28	1,251,861
1,970,642	SolarWinds Holdings, Inc.(b)	TSFR1M + 2.750%	7.5950	02/05/30	1,974,337
729,000	Thunder Generation Funding, LLC(b)	TSFR1M + 3.000%	8.0140	09/29/31	729,000
4,557,309	UKG, Inc.(b)	TSFR1M + 3.600%	8.5550	01/31/31	4,563,006
597,000	VS Buyer, LLC(b)	TSFR1M + 3.250%	8.5870	04/04/31	598,740
1,248,906	Zelis Payments Buyer, Inc.(b)	TSFR1M + 2.750%	7.5950	09/28/29	1,249,625
					84,240,579
	SPECIALTY FINANCE — 0.9%
270,937	Apex Group Treasury, LLC(b)	TSFR1M + 4.000%	9.3490	07/27/28	271,953
731,491	Castlelake Aviation One DAC(b)	TSFR3M + 2.500%	7.4470	10/22/26	733,963
1,000,000	Clipper Acquisitions Corporation(b)	TSFR1M + 1.865%	7.1170	03/03/28	986,250
2,643,641	Kestra Advisor Services Holdings A, Inc.(b)	TSFR1M + 4.000%	9.0570	03/19/31	2,654,375

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	SPECIALTY FINANCE — 0.9% (Continued)
					$4,646,541
	TECHNOLOGY HARDWARE — 0.1%
461,000	Ingram Micro, Inc.(b)	TSFR1M + 2.750%	7.5640	09/17/31	461,579

	TECHNOLOGY SERVICES — 3.9%
2,902,798	Access CIG, LLC(b)	TSFR1M + 5.000%	10.3300	08/15/28	2,918,865
650,000	Acuris Finance Us, Inc.(b)	SOFRRATE + 4.000%	9.4850	02/04/28	648,375
335,000	Ahead DB Holdings, LLC(b)	TSFR1M + 3.500%	8.7980	02/03/31	335,876
2,277,154	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 5.000%	9.8450	02/26/29	2,289,963
6,161,686	Boost Newco Borrower, LLC(b)	TSFR1M + 2.500%	7.1040	08/01/31	6,171,946
3,251,284	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.750%	9.0020	05/09/31	3,249,252
1,525,889	ION Trading Finance Ltd.(b)	TSFR1M + 4.000%	9.0160	04/03/28	1,528,376
552,000	Neon Maple US Debt Mergersub, Inc.(b)	TSFR1M + 3.000%	8.3260	07/21/31	546,596
1,896,117	Peraton Corporation(b)	TSFR1M + 3.750%	9.0970	02/24/28	1,828,767
128,919	Peraton Corporation(b)	TSFR3M + 7.750%	12.9710	02/01/29	121,385
					19,639,401
	TELECOMMUNICATIONS — 0.5%
492,500	Altice France S.A.(b)	TSFR1M + 4.000%	9.3800	01/31/26	406,315
1,609,015	CCI Buyer, Inc.(b)	SOFRRATE + 4.000%	9.3350	12/12/27	1,608,765
730,000	Crown Subsea Communications Holding, Inc.(b)	TSFR1M + 4.000%	9.3430	01/30/31	735,384
					2,750,464
	TRANSPORTATION & LOGISTICS — 3.4%
2,218,761	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 4.750%	8.0330	03/10/28	2,284,392
1,143,646	Air Canada(b)	TSFR1M + 2.500%	7.2530	03/14/31	1,147,935
400,000	American Airlines, Inc.(b)	TSFR1M + 3.500%	7.2090	05/29/29	397,500
2,295,751	Genesee & Wyoming, Inc.(b)	TSFR1M + 2.000%	6.6040	04/07/31	2,292,548
3,349,223	JetBlue Airways Corporation(b)	TSFR1M + 5.500%	10.2740	08/13/29	3,287,463
1,289,086	Kenan Advantage Group, Inc. (The)(b)	TSFR1M + 3.250%	8.0950	01/25/29	1,286,940
3,124,542	KKR Apple Bidco, LLC(b)	TSFR1M + 4.000%	8.3450	09/23/28	3,135,181
3,704,000	Savage Enterprises, LLC(b)	TSFR1M + 3.365%	7.8540	09/17/28	3,719,872
					17,551,831

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.2%
1,048,714	Quirch Foods Holdings, LLC(b)	SOFRRATE + 4.500%	9.8870	10/27/27	$991,952

	WHOLESALE - DISCRETIONARY — 0.1%
293,000	Dealer Tire Financial, LLC(b)	TSFR1M + 3.500%	8.3450	06/25/31	294,220

	TOTAL TERM LOANS (Cost $437,558,153)				437,353,347

Shares
	SHORT-TERM INVESTMENTS — 9.4%
	MONEY MARKET FUNDS - 9.4%
47,974,177	First American Treasury Obligations Fund, Class X, 4.81% (Cost $47,974,177)(d)				47,974,177

	TOTAL INVESTMENTS - 107.8% (Cost $548,400,136)				$548,885,933
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.8)%				(39,882,761)
	NET ASSETS - 100.0%				$509,003,172

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is 47,921,464 or 9.4% of net assets.

(b)	Variable rate security; the rate shown represents the rate on September 30, 2024.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(e)	This Investment was not funded as of September 30, 2024. The Fund had $175,944 at par value in unfunded commitments as of September 30, 2024.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.3%

	LEISURE FACILITIES & SERVICES — 0.3%
4,371	FAT Brands, Inc.	8.2500		$42,967

	TOTAL PREFERRED STOCKS (Cost $102,762)			42,967

Principal Amount ($)
	CONVERTIBLE BONDS — 10.9%
	ASSET MANAGEMENT — 3.8%
500,000	WisdomTree, Inc.	5.7500	08/15/28	622,500

	SPECIALTY FINANCE — 4.6%
225,000	SoFi Technologies, Inc.(a)	1.2500	03/15/29	240,188
584,000	Upstart Holdings, Inc.	0.2500	08/15/26	519,760
				759,948
	TECHNOLOGY HARDWARE — 2.5%
500,000	Super Micro Computer, Inc.(a),(b)	0.0000	03/01/29	404,750

	TOTAL CONVERTIBLE BONDS (Cost $1,773,212)			1,787,198

	CORPORATE BONDS — 84.8%
	APPAREL & TEXTILE PRODUCTS — 1.8%
300,000	Under Armour, Inc.	3.2500	06/15/26	290,584

	ASSET MANAGEMENT — 5.4%
540,000	BlackRock TCP Capital Corporation(c)	6.9500	05/30/29	550,537
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	335,695
				886,232
	AUTOMOTIVE — 4.1%
741,000	American Axle & Manufacturing, Inc.(c)	5.0000	10/01/29	681,018

	CHEMICALS — 3.7%
607,000	Rayonier AM Products, Inc.(a)	7.6250	01/15/26	598,802

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 84.8% (Continued)
	CONSUMER SERVICES — 1.8%
300,000	Upbound Group, Inc.(a)	6.3750	02/15/29	$290,698

	ENGINEERING & CONSTRUCTION — 1.0%
145,000	Tutor Perini Corporation(a)	11.8750	04/30/29	161,820

	ENTERTAINMENT CONTENT — 3.0%
478,000	AMC Networks, Inc.(a),(c)	10.2500	01/15/29	491,637

	HOME CONSTRUCTION — 3.6%
582,000	Beazer Homes USA, Inc.	5.8750	10/15/27	582,703

	HOUSEHOLD PRODUCTS — 0.9%
150,000	Central Garden & Pet Company	4.1250	10/15/30	139,649

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
300,000	Coinbase Global, Inc.(a)	3.6250	10/01/31	254,505

	LEISURE FACILITIES & SERVICES — 6.5%
500,000	Full House Resorts, Inc.(a),(c)	8.2500	02/15/28	501,086
550,000	Odeon Finco PLC(a),(c)	12.7500	11/01/27	578,310
				1,079,396
	MACHINERY — 3.5%
578,000	Titan International, Inc.(c)	7.0000	04/30/28	575,755

	METALS & MINING — 7.0%
865,000	Coeur Mining, Inc.(a)	5.1250	02/15/29	840,488
300,000	Hecla Mining Company	7.2500	02/15/28	306,194
				1,146,682
	OIL & GAS PRODUCERS — 1.2%
175,000	Occidental Petroleum Corporation(c)	6.6000	03/15/46	188,471

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 84.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 3.5%
200,000	Nine Energy Service, Inc.	13.0000	02/01/28	$160,005
517,000	Transocean, Inc.(c)	6.8000	03/15/38	422,444
				582,449
	REAL ESTATE INVESTMENT TRUSTS — 14.0%
400,000	CoreCivic, Inc.	4.7500	10/15/27	382,274
425,000	EPR Properties	3.7500	08/15/29	397,417
853,000	MPT Operating Partnership, L.P. / MPT Finance(c)	5.0000	10/15/27	767,364
874,000	Office Properties Income Trust(a)	9.0000	09/30/29	748,974
				2,296,029
	REAL ESTATE OWNERS & DEVELOPERS — 4.7%
840,000	Howard Hughes Corporation (The)(a)	4.3750	02/01/31	770,763

	RETAIL - DISCRETIONARY — 10.3%
1,065,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	17,585
428,000	Carvana Company(a)	14.0000	06/01/31	504,519
783,000	Kohl’s Corporation(c)	5.5500	07/17/45	539,354
825,000	Nordstrom, Inc.	5.0000	01/15/44	637,396
				1,698,854
	SPECIALTY FINANCE — 3.1%
500,000	Enova International, Inc.(a)	9.1250	08/01/29	513,560

	STEEL — 4.1%
653,000	United States Steel Corporation	6.6500	06/01/37	671,095

	TECHNOLOGY HARDWARE — 0.0%
8,669,000	ENERGY CONVERSION DEVICES INC(a)(d)(f)(g)	0.0000	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $17,214,599)			13,900,702

Shares
	SHORT-TERM INVESTMENTS — 28.7%
	COLLATERAL FOR SECURITIES LOANED - 26.3%
4,303,902	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $4,303,902)(e)(h)			4,303,902

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 28.7% (Continued)
	MONEY MARKET FUNDS - 2.4%
396,487	First American Treasury Obligations Fund, Class X, 4.81% (Cost $396,487)(e)	$396,487

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,700,389)	4,700,389

	TOTAL INVESTMENTS - 124.7% (Cost $23,790,962)	$20,431,256
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.7)%	(4,051,868)
	NET ASSETS - 100.0%	$16,379,388

PLC	- Public Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is 6,900,100 or 42.1% of net assets.

(b)	Zero coupon bond.

(c)	All or a portion for these securities are on loan. Total loaned securities had a value of $4,218,231 at September 30, 2024.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(f)	Illiquid security. The total fair value of these securities as of September 30, 2024 was $0, representing 0% of net assets.

(g)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(h)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $4,303,902 at September 30, 2024.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 42.1%
	ASSET MANAGEMENT - 20.9%
3,300	Apollo Global Management, Inc.	$412,203
6,000	Carlyle Group, Inc. (The)(a)	258,360
35,292	Compass Diversified Holdings(a)	781,012
12,128	Main Street Capital Corporation(a)	608,098
68,210	PennantPark Investment Corporation	476,788
95,140	Prospect Capital Corporation(a)	508,999
42,466	SuRo Capital Corporation(b)	171,138
38,337	Trinity Capital, Inc.(a)	520,233
49,500	US Global Investors, Inc., Class A	127,710
		3,864,541
	AUTOMOTIVE - 0.4%
6,200	Ford Motor Company	65,472

	ELECTRIC UTILITIES - 0.7%
1,442	NextEra Energy, Inc.	121,892

	FOOD - 1.0%
5,284	Kraft Heinz Company (The)	185,521

	MEDICAL EQUIPMENT & DEVICES - 0.2%
598	Solventum Corporation(b)	41,693

	OIL & GAS PRODUCERS - 2.8%
2,098	Civitas Resources, Inc.	106,306
10,028	Enbridge, Inc.	407,237
		513,543
	REAL ESTATE INVESTMENT TRUSTS - 8.5%
7,947	Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	273,933
2,390	Innovative Industrial Properties, Inc.(a)	321,694
30,628	NexPoint Diversified Real Estate Trust	191,425
5,000	Realty Income Corporation	317,100
14,475	VICI Properties, Inc.	482,162
		1,586,314

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares				Fair Value
	COMMON STOCKS — 42.1% (Continued)
	SPECIALTY FINANCE - 3.6%
26,000	AFC Gamma, Inc.			$265,460
24,106	New Residential Investment Corporation			273,603
8,666	Sunrise Realty Trust, Inc.			124,704
				663,767
	TECHNOLOGY HARDWARE - 0.8%
697	Apple, Inc.			162,401

	TECHNOLOGY SERVICES - 0.1%
432	Kyndryl Holdings, Inc.(b)			9,927

	TELECOMMUNICATIONS - 3.1%
16,602	AT&T, Inc.			365,244
4,561	Verizon Communications, Inc.			204,835
				570,079

	TOTAL COMMON STOCKS (Cost $8,948,568)			7,785,150

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 10.5%
	ASSET MANAGEMENT — 2.9%
435,000	WisdomTree, Inc.	5.7500	08/15/28	541,575

	SPECIALTY FINANCE — 5.3%
717,000	EZCORP, Inc.	2.3750	05/01/25	709,013
250,000	SoFi Technologies, Inc.(c)	1.2500	03/15/29	266,875
				975,888
	TECHNOLOGY HARDWARE — 2.3%
525,000	Super Micro Computer, Inc.(c),(d)	0.0000	03/01/29	424,988

	TOTAL CONVERTIBLE BONDS (Cost $1,983,909)			1,942,451

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.7%
	ASSET MANAGEMENT — 1.8%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	$335,694

	AUTOMOTIVE — 3.2%
639,000	American Axle & Manufacturing, Inc.(a)	5.0000	10/01/29	587,274

	CHEMICALS — 2.8%
520,000	Rayonier AM Products, Inc.(c)	7.6250	01/15/26	512,977

	LEISURE FACILITIES & SERVICES — 5.7%
500,000	Full House Resorts, Inc.(a),(c)	8.2500	02/15/28	501,086
515,000	Odeon Finco PLC(a),(c)	12.7500	11/01/27	541,509
				1,042,595
	MACHINERY — 3.7%
687,000	Titan International, Inc.(a)	7.0000	04/30/28	684,332

	METALS & MINING — 2.8%
534,000	Coeur Mining, Inc.(a),(c)	5.1250	02/15/29	518,868

	OIL & GAS SERVICES & EQUIPMENT — 5.3%
250,000	Nine Energy Service, Inc.	13.0000	02/01/28	200,006
953,000	Transocean, Inc.(a)	6.8000	03/15/38	778,701
				978,707
	REAL ESTATE INVESTMENT TRUSTS — 10.6%
778,000	CoreCivic, Inc.(a)	4.7500	10/15/27	743,523
787,000	MPT Operating Partnership, L.P. / MPT Finance(a)	5.0000	10/15/27	707,990
596,000	Office Properties Income Trust(c)	9.0000	09/30/29	510,742
				1,962,255
	REAL ESTATE OWNERS & DEVELOPERS — 2.2%
445,000	Howard Hughes Corporation (The)(c)	4.3750	02/01/31	408,321

	RETAIL - DISCRETIONARY — 4.7%
373,000	Bed Bath & Beyond, Inc.(e)	5.1650	08/01/44	6,159
428,000	Carvana Company(c)	14.0000	06/01/31	504,519
528,000	Kohl’s Corporation(a)	5.5500	07/17/45	363,702
				874,380

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.7% (Continued)
	TECHNOLOGY HARDWARE — 0.0%
5,543,000	ENERGY CONVERSION DEVICES INC(c)(e)(g)(h)	0.0000	12/15/49	$—

	TECHNOLOGY SERVICES — 0.9%
200,000	Kyndryl Holdings, Inc.	3.1500	10/15/31	175,712

	TOTAL CORPORATE BONDS (Cost $9,828,011)			8,081,115

Shares
	SHORT-TERM INVESTMENTS — 43.2%
	COLLATERAL FOR SECURITIES LOANED - 40.7%
7,538,067	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $7,538,067)(f)(i)			7,538,067

	MONEY MARKET FUNDS - 2.5%
464,319	First American Treasury Obligations Fund, Class X, 4.81% (Cost $464,319)(f)			464,319

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,002,386)			8,002,386

	TOTAL INVESTMENTS - 139.5% (Cost $28,762,874)			$25,811,102
	LIABILITIES IN EXCESS OF OTHER ASSETS - (39.5)%			(7,302,891)
	NET ASSETS - 100.0%			$18,508,211

PLC	- Public Limited Company

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

(a)	All or a portion for these securities are on loan. Total loaned securities had a value of $7,349,958 at September 30, 2024.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is 4,189,885 or 22.6% of net assets.

(d)	Zero coupon bond.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(g)	Illiquid security. The total fair value of these securities as of September 30, 2024 was $0, representing 0% of net assets.

(h)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(i)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $7,538,067 at September 30, 2024.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.9%
	FIXED INCOME - 90.9%
121,764	iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	$6,412,092
122,165	PGIM Ultra Short Bond ETF(a)	6,081,374
81,223	Vanguard Short-Term Corporate Bond ETF(a)	6,450,730
	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,131,601)	18,944,196

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
58,093	First American Treasury Obligations Fund, Class X, 0.09% (Cost $58,093)(b)	58,093

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 13.1%
	CALL OPTIONS PURCHASED - 11.8%
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	$515	$5,737,600	$673,500
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	515	5,737,600	760,950
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	530	3,442,560	415,260
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	545	3,442,560	358,020
51	SPDR S&P 500 ETF Trust	FCS	09/19/2025	565	2,926,176	256,020
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,548,687)					2,463,750

	PUT OPTIONS PURCHASED - 1.3%
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	$460	$5,737,600	$15,200
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	475	5,737,600	47,700
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	495	3,442,560	59,160
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	500	3,442,560	59,400
51	SPDR S&P 500 ETF Trust	FCS	09/19/2025	505	2,926,176	73,338
	TOTAL PUT OPTIONS PURCHASED (Cost - $497,125)					254,798

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,045,812)					2,718,548

	TOTAL INVESTMENTS - 104.3% (Cost $21,235,506)					$21,720,837
	CALL OPTIONS WRITTEN - (2.3)% (Premiums received - $274,512)					(480,517)
	PUT OPTIONS WRITTEN - (2.2)% (Premiums received - $932,168)					(453,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%					38,815
	NET ASSETS - 100.0%					$20,825,635

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (4.5)%
	CALL OPTIONS WRITTEN - (2.3)%
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	$590	$5,737,600	$101,400
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	595	5,737,600	171,100
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	610	3,442,560	97,320
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	625	3,442,560	60,360
51	SPDR S&P 500 ETF Trust	FCS	09/19/2025	645	2,926,176	50,337
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $274,512)					480,517

	PUT OPTIONS WRITTEN - (2.2)%
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	$515	$5,737,600	$38,500
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	515	5,737,600	82,600
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	530	3,442,560	85,800
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	545	3,442,560	102,780
51	SPDR S&P 500 ETF Trust	FCS	09/19/2025	565	2,926,176	143,820
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $932,168)					453,500

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $1,206,680)					$934,017

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

FCS	- StoneX Group, Inc.

(a)	All or a portion of this security is segregated as collateral for written options.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.7%
76,058	Alternative Loan Trust Series 2006-J3 4A2		5.7500	05/25/26	$72,800
229,096	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	206,678
2,330,608	Alternative Loan Trust Series 2005-43 4A3(a)		4.4500	10/25/35	1,940,764
159,069	Alternative Loan Trust Series 2006-4CB 2A3		5.5000	04/25/36	107,624
1,049,486	Alternative Loan Trust Series 2006-4CB 2A6		5.5000	04/25/36	822,807
406,907	Alternative Loan Trust Series 2006-28CB A3		6.5000	10/25/36	219,528
632,537	Alternative Loan Trust Series 2007-12T1 A3		6.0000	06/25/37	298,662
172,049	Banc of America Alternative Loan Trust Series 2006-4 3CB4		6.0000	05/25/46	154,095
444,583	Banc of America Alternative Loan Trust Series 2006-6 2A10		6.0000	07/25/46	383,693
320,550	Banc of America Alternative Loan Trust Series 2006-6 2A8		6.0000	07/25/46	276,648
5,156	Banc of America Funding Trust Series 2004-3 1A11		5.5000	10/25/34	4,859
200,950	Banc of America Funding Trust Series 2005-H 1A1(a)		5.8030	11/20/35	191,704
268,042	Banc of America Funding Trust Series 2010-R8 1A4(b)		5.7500	05/26/36	161,069
43,893	Banc of America Funding Trust Series 2006-5 4A8		6.0000	09/25/36	37,461
792,974	Banc of America Funding Trust Series 5 CA4		6.0000	07/25/37	706,892
37,719	Banc of America Funding Trust Series 2006-J 2A3(a)		4.3460	01/20/47	32,431
123,151	Banc of America Funding Trust Series 2007-A 2A2(c)	TSFR1M + 0.534%	5.4950	02/20/47	101,057
106,480	Banc of America Mortgage Trust Series 2005-A 1A1(a)		3.8880	02/25/35	91,087
8,439	Banc of America Mortgage Trust Series 2005-G 4A2(a)		3.4770	08/25/35	7,626
382,031	Banc of America Mortgage Trust Series 2005-G(a)		5.9650	08/25/35	364,950
1,957,470	Banc of America Mortgage Trust Series 2007-2 A1(c)	TSFR1M + 0.464%	5.3190	05/25/37	1,323,781
186,392	Banc of America Mortgage Trust Series 2007-2 A6		5.7500	05/25/37	144,216
540,336	Bear Stearns ALT-A Trust Series 2005-4 23A2(a)		5.4540	05/25/35	513,913
395,035	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.7220	07/25/35	338,570
37,752	Bear Stearns ARM Trust Series 2004-7 1A1(a)		0.0001	10/25/34	29,152
59,191	Bear Stearns ARM Trust Series 2006-2 3A2(a)		4.9000	07/25/36	51,511
194,203	Bear Stearns ARM Trust Series 2006-4 2A1(a)		4.4020	10/25/36	172,384
857,086	BRAVO Residential Funding Trust Series 2023-NQM4 A2(b),(d)		6.5870	05/25/63	867,813
171,049	Chase Mortgage Finance Trust Series 2005-S2 A1		5.5000	10/25/35	166,311
317,536	Chase Mortgage Finance Trust Series 2006-S3 1A6		6.0000	11/25/36	129,254
203,259	ChaseFlex Trust Series 2005-2 2A2		6.5000	06/25/35	107,244
85,526	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	75,779
69,069	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		5.1350	05/20/35	66,339
266,081	CHL Mortgage Pass-Through Trust Series 2005-18 A1		5.5000	10/25/35	143,085
344,990	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		5.1830	04/20/36	292,567
910,005	CHL Mortgage Pass-Through Trust Series 2006-12 A1		6.0000	07/25/36	461,552

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.7% (Continued)
196,346	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	$175,629
826,176	CHL Mortgage Pass-Through Trust Series 2007-17 3A1		2.9452	10/25/37	210,884
673,177	CHL Mortgage Pass-Through Trust Series 2007-HY3 4A1(a)		5.8110	06/25/47	663,444
4,208,305	Citicorp Mortgage Securities Trust Series 2008-1 1A1		6.2500	02/25/38	4,032,132
280,143	Citigroup Mortgage Loan Trust, Inc. Series 2007-6 1A1A(a)		4.7570	03/25/37	247,474
2,852,374	Citigroup Mortgage Loan Trust, Inc. Series 2007-AR7 A3A(a)		3.6960	05/25/47	2,248,502
118,731	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	108,475
149,406	Credit Suisse First Boston Mortgage Securities Series 2003-8 AX(e)		5.5000	04/25/33	17,411
612,755	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-30 DB1(a)		7.3240	11/25/32	626,072
251,297	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-5 6A3		5.0000	07/25/35	248,615
2,747,439	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-8 2A1		3.9450	09/25/35	761,348
265,735	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-11 8A4		6.0000	12/25/35	203,213
29,816	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	31,123
187,999	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	66,749
27,459	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	10/25/30	23,043
1,572,254	CSMC Mortgage-Backed Trust Series 2006-5 3A3		2.6898	06/25/36	267,203
1,866,197	CSMC Mortgage-Backed Trust Series 2006-5 3A1		2.6898	06/25/36	317,159
665,078	CSMC Mortgage-Backed Trust Series 2006-5 3A4		2.6898	06/25/36	113,029
2,999,202	CSMC Mortgage-Backed Trust Series 2006-7 9A5		2.8275	08/25/36	543,290
4,811,543	CSMC Mortgage-Backed Trust Series 2006-9 4A1		6.0000	11/25/36	2,899,197
1,480,981	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(c)	TSFR1M + 0.334%	5.1890	08/25/37	1,237,006
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-2 M1(d)		5.5900	01/25/34	98,616
48,137	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		5.7630	09/25/34	49,389
7,330	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		6.1930	08/25/35	5,235
12,749	First Horizon Mortgage Pass-Through Trust Series 2000-H 2B1(a)		7.2960	05/25/30	12,749
145,517	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 2A2(a)		6.3640	11/25/37	112,990
14,654	GMACM Mortgage Loan Trust Series 2005-AR1 4A(a)		6.9690	03/18/35	14,727
294,442	GMACM Mortgage Loan Trust Series 2006-J1 A2		5.7500	04/25/36	260,222
88,506	GSMPS Mortgage Loan Trust Series 1998-5 A(a),(b)		7.5000	06/19/27	87,436
148,446	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(b)		8.0000	09/19/27	147,259
162,510	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	157,371
13,232	GSR Mortgage Loan Trust Series 2004-2F 6A1		7.0000	01/25/34	13,498
35,422	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	35,007

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.7% (Continued)
880,301	GSR Mortgage Loan Trust Series 2005-3F 1A3		5.5000	03/25/35	$766,161
248,997	GSR Mortgage Loan Trust Series 2006-3F 2A7		5.7500	03/25/36	221,628
506,043	GSR Mortgage Loan Trust Series 2006-9F 4A1		3.7600	10/25/36	211,640
586,261	GSR Mortgage Loan Trust 2006-3F Series 3F 2A5		5.7500	03/25/36	521,820
448,032	HSI Asset Loan Obligation Trust Series 2007-2 3A6		2.1063	09/25/37	144,172
222,345	Impac CMB Trust Series 2004-9 1A2(c)	TSFR1M + 0.994%	5.8490	01/25/35	208,569
751,933	Impac CMB Trust Series 2005-1 M2(c)	TSFR1M + 0.864%	5.7190	04/25/35	694,625
2,021,400	IndyMac IMSC Mortgage Loan Trust Series 2007-F2 1A4		6.0000	07/25/37	1,439,954
484,906	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.8100	08/25/36	388,559
142,459	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		4.4960	04/25/35	134,750
78,543	IndyMac INDX Mortgage Loan Trust Series 2005-AR5 4A1(a)		4.3000	05/25/35	54,196
419,446	IndyMac INDX Mortgage Loan Trust Series 2005-AR23 2A1(a)		4.8650	11/25/35	336,348
1,323,635	JP Morgan Alternative Loan Trust Series 2005-S1 1A6		6.5000	12/25/35	476,823
137,977	JP Morgan Mortgage Trust Series 2004-S1 1A7		5.0000	09/25/34	132,276
10,078	JP Morgan Mortgage Trust Series 2005-A1 4A1(a)		7.5110	02/25/35	9,937
27,795	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		5.2100	04/25/36	24,574
364,194	JP Morgan Mortgage Trust Series 2007-A3 1A1(a)		4.6940	05/25/37	314,285
4,365	Lehman Mortgage Trust Series 2007-9 1A1		6.0000	10/25/37	4,097
8,759	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		3.2970	11/25/33	7,852
17,425	MASTR Adjustable Rate Mortgages Trust Series 2004-4 4A1(a)		6.1700	05/25/34	16,863
362,481	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(a)		4.6610	03/25/35	334,749
174,468	MASTR Adjustable Rate Mortgages Trust Series 2006-2 1A1(a)		6.6490	04/25/36	168,875
102,822	MASTR Alternative Loan Trust Series 2005-5 2A3		5.5000	07/25/25	99,116
4,650	MASTR Alternative Loan Trust Series 2004-5 1A1		5.5000	06/25/34	4,656
64,521	MASTR Alternative Loan Trust Series 2005-3 2A1		6.0000	03/25/35	59,852
351	MASTR Asset Securitization Trust Series 2005-1 1A1(f)		5.0000	Perpetual	189
664,942	MASTR Asset Securitization Trust Series 2004-3 4A10		5.5000	03/25/34	583,749
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(c)	TSFR1M + 0.714%	0.7960	03/25/37	27,585
978,614	Merrill Lynch Mortgage Investors Trust Series 2006-AF2 AF1		4.1690	10/25/36	391,645
50,530	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		6.6200	07/25/34	51,271
257,269	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	239,944
554,807	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 3A(a)		4.6420	06/25/36	409,895
2,825,000	Morgan Stanley Mortgage Loan Trust Series 2007-6XS 2A6M(d)		6.2500	02/25/47	180,944
13,191,000	Morgan Stanley Mortgage Loan Trust Series 2007-6XS 2A7M(d)		6.6620	02/25/47	836,527
1,303,977	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(a)		1.4220	08/25/35	581,471

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.7% (Continued)
397,866	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4 5A3(c)	TSFR1M + 0.694%	3.4015	08/25/35	$341,898
11,094,171	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2 3A1(c)	TSFR1M + 0.514%	1.2601	04/25/36	2,505,205
837,937	OBX Trust Series 2023-NQM10 A2(b),(d)		6.9200	10/25/63	854,287
8,339,596	PHH Alternative Mortgage Trust Series 2007-1 1A3(c)	TSFR1M + 0.594%	2.4280	02/25/37	992,919
49,113	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	48,030
500,000	PRKCM Trust Series 2022-AFC2 M1(a),(b)		6.0860	08/25/57	498,231
284,285	RALI Series 2005-QO1 Trust Series 2005-QO1 A2(c)	12MTA + 1.500%	6.6230	08/25/35	234,167
4,971,402	RALI Series 2006-QO3 Trust Series 2006-QO3 A2(c)	TSFR1M + 0.634%	3.7640	04/25/46	1,320,195
71,583	RALI Series 2006-QS17 Trust Series 2006-QS17 A4		6.0000	12/25/36	59,370
266,545	Residential Asset Securitization Trust Series 2004-A7 A2		5.5000	10/25/34	249,739
2,833,086	Residential Asset Securitization Trust Series 2006-A6 1A14		1.7085	07/25/36	755,127
3,668,195	Residential Asset Securitization Trust Series 2006-A6 1A13		1.7085	07/25/36	978,280
739,987	Residential Asset Securitization Trust Series 2006-A6 1A1		1.8509	07/25/36	213,641
886,250	Residential Asset Securitization Trust Series 2006-A13 A1		2.9192	12/25/36	309,154
362,113	Residential Asset Securitization Trust Series 2007-A7 A6		6.0000	07/25/37	137,680
2,382,301	Residential Asset Securitization Trust Series 2007-A8 3A1(a)		2.1540	08/25/37	973,708
213,410	Residential Asset Securitization Trust Series 2007-A8 1A2		6.0000	08/25/37	111,313
824,269	Residential Asset Securitization Trust Series 2004-IP1 B1(a)		4.9480	01/25/34	750,955
40,772	RFMSI Series Trust Series 2006-S3 A2		5.5000	03/25/36	33,104
1,351,684	RFMSI Series Trust Series 2006-SA4 2A1(a)		5.5580	11/25/36	1,127,039
308,991	STARM Mortgage Loan Trust Series 2007-2 3A3(a)		5.8420	04/25/37	179,935
137,570	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(a)		4.6120	11/25/34	124,767
184,210	Structured Adjustable Rate Mortgage Loan Trust Series 2004-19 1A2(a)		5.1550	01/25/35	175,956
32,309	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 3A1(a)		5.5310	04/25/35	31,917
181,553	Structured Asset Mortgage Investments II Trust Series 2007-AR3 2A1(c)	TSFR1M + 0.304%	5.1590	09/25/47	166,480
1,420,255	Structured Asset Securities Corporation Series 1998-RF1 A(a),(b)		3.8820	04/15/27	1,418,024
1,176,678	SunTrust Alternative Loan Trust Series 2006-1F 2A		6.5000	04/25/36	453,146
164,504	TBW Mortgage-Backed Trust Series 2006-2 3A1		5.5000	07/25/36	13,380
3,295,120	TBW Mortgage-Backed Trust Series 2007-2 A6B(d)		1.2500	07/25/37	193,779
1,525,000	TBW Mortgage-Backed Trust Series 2007-2 A3B(a)		1.2500	07/25/37	90,435
1,963,000	TBW Mortgage-Backed Trust Series 2007-2 A2B(a)		1.2500	07/25/37	116,618
9,793	Thornburg Mortgage Securities Trust Series 2006-4 A2B(a)		5.5710	07/25/36	8,013
1,510,024	Thornburg Mortgage Securities Trust Series 2007-2 A2A(c)	TSFR12M + 1.965%	4.3181	06/25/37	1,300,451
5,276,335	Thornburg Mortgage Securities Trust Series 2006-3 A1(a)		4.0093	06/25/46	3,239,811

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.7% (Continued)
164,006	Thornburg Mortgage Securities Trust Series 2007-3 3A1(c)	TSFR12M + 1.965%	3.9654	06/25/47	$146,647
745,565	Verus Securitization Trust Series 2023-5 A2(b),(d)		6.7590	06/25/68	755,424
54,950	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		4.2384	01/25/36	50,727
540,129	Washington Mutual Mortgage Pass-Through Certificates Series 2006-2 1A4(c)	TSFR1M + 0.814%	5.6690	03/25/36	490,488
241,578	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	216,069
					58,847,109
	HOME EQUITY — 16.7%
2,247	ABFC Trust Series 2003-AHL1 M1(c)	TSFR1M + 1.389%	6.2440	03/25/33	2,140
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2002-AR1 M2(c)	TSFR1M + 2.064%	6.9193	09/25/32	64,134
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997-3 M2F(a)		4.1600	09/25/27	160,677
465,192	Bayview Financial Acquisition Trust Series 2007-A 2A(c)	TSFR1M + 0.639%	5.4850	05/28/37	449,253
2,741,626	Bayview Financial Mortgage Pass-Through Series 2007-B 2A3(c)	TSFR1M + 1.389%	1.0505	08/28/47	698,629
897,776	Bayview Financial Mortgage Pass-Through Series 2007-B 2A4(c)	TSFR1M + 1.164%	1.0505	08/28/47	228,943
334,034	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M5(c)	TSFR1M + 2.739%	5.0930	06/25/34	325,861
76,922	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M5(c)	TSFR1M + 3.039%	5.5175	08/25/34	74,055
1,195,886	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(c)	TSFR1M + 2.814%	5.6580	09/25/34	1,153,748
915,923	Bear Stearns Asset Backed Securities Trust Series 2 M2(c)	TSFR1M + 2.964%	4.4700	08/25/34	927,088
968,310	CDC Mortgage Capital Trust Series 2004-HE2 M2(c)	TSFR1M + 1.914%	6.7690	07/25/34	982,033
5,891	Centex Home Equity Loan Trust Series 2002-A AF6		5.5400	01/25/32	5,984
92,274	CHEC Loan Trust Series 2004-2 M1(c)	TSFR1M + 1.074%	5.9290	06/25/34	93,959
4,373,023	Credit Suisse Seasoned Loan Trust Series 2006-1 M1(b),(c)	TSFR1M + 0.939%	3.2680	10/25/34	4,327,899
410,379	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(c)	TSFR1M + 2.004%	0.6670	05/25/30	409,600
514,397	EMC Mortgage Loan Trust Series 2001-A A(b),(c)	TSFR1M + 0.854%	5.7090	05/25/40	510,831
3,667,426	EMC Mortgage Loan Trust Series 2004-B M2 M2(b),(c)	TSFR1M + 3.489%	4.8090	01/25/41	3,658,851
73,254	GE Mortgage Services, LLC Series 1998-HE2 A6(a)		6.6450	09/25/28	72,740
11,286,673	GSAA Home Equity Trust Series 2006-3 A4(c)	TSFR1M + 0.814%	1.6148	03/25/36	825,247
2,817,263	GSR Mortgage Loan Trust Series 2005-AR3 6A1(a)		4.5020	05/25/35	2,331,484
44,563	Home Equity Asset Trust Series 2003-3 M2(c)	TSFR1M + 2.484%	7.3390	08/25/33	43,029
313,129	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M3(c)	TSFR1M + 1.089%	5.9443	03/25/35	274,380
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M7(c)	TSFR1M + 2.739%	7.5943	03/25/35	155,119
930,786	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(c)	TSFR1M + 5.889%	2.7276	05/25/33	798,873
443,099	Mastr Asset Backed Securities Trust Series 2003-WMC2 M6(c)	TSFR1M + 6.114%	4.3310	08/25/33	472,909
5,234,288	Mastr Asset Backed Securities Trust Series 2006-WMC2 A5(c)	TSFR1M + 0.614%	1.0813	04/25/36	1,130,313

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	HOME EQUITY — 16.7% (Continued)
294,058	Meritage Mortgage Loan Trust Series 2004-1 M1(c)	TSFR1M + 0.864%	5.7190	07/25/34	$297,959
658,196	Merrill Lynch Mortgage Investors Trust Series 2004-HE1 M2(c)	TSFR1M + 2.364%	4.4001	04/25/35	633,370
491,500	Merrill Lynch Mortgage Investors Trust Series 2006-AR1 A1(c)	TSFR1M + 0.444%	1.5935	03/25/37	171,183
58,606	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE1 B1(c)	TSFR1M + 2.739%	7.5943	01/25/34	61,779
810,086	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1 A4(c)	TSFR1M + 0.774%	0.9729	10/25/36	182,972
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(c)	TSFR1M + 1.539%	4.3040	05/25/33	338,691
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(c)	TSFR1M + 1.577%	6.4318	06/25/34	159,897
2,991,961	NovaStar Mortgage Funding Trust Series 2006-6 A2B(c)	TSFR1M + 0.314%	1.1966	01/25/37	1,033,684
254,492	RASC Series Trust Series 2004-KS10 M4(c)	TSFR1M + 2.589%	7.4443	11/25/34	256,869
245,285	Renaissance Home Equity Loan Trust Series 2003-2 M1(c)	TSFR1M + 1.352%	3.8380	08/25/33	230,281
330,202	Renaissance Home Equity Loan Trust Series 2007-2 AF2(d)		5.6750	06/25/37	82,983
431,110	Renaissance Home Equity Loan Trust Series 2007-1 AF5(d)		3.5520	04/25/37	118,215
618,507	Saxon Asset Sec Trust Mtg Ln Asset Bk Cert Series 2000-1 BF1(a)		3.5340	02/25/30	758,742
3,392,722	Structured Asset Securities Corp Mortgage Loan Trust Series 2005-NC2 M7(c)	TSFR1M + 1.164%	4.1460	05/25/35	3,142,171
23,587,000	Terwin Mortgage Trust Series 2006-3 2A3(b),(c)	TSFR1M + 0.734%	1.5161	04/25/37	7,600,011
					35,246,586
	MANUFACTURED HOUSING — 0.3%
1,611,849	BCMSC Trust Series 2000-A A4(a)		8.2900	06/15/30	160,469
500,000	Cascade MH Asset Trust Series 2019-MH1 M(a),(b)		5.9850	11/01/44	480,405
					640,874
	NON AGENCY CMBS — 24.0%
1,000,000	BXP Trust Series 2017-CQHP A(b),(c)	TSFR1M + 0.897%	5.9940	11/15/34	941,297
2,869,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(a),(b)		5.0800	12/15/47	2,490,012
6,357,126	Citigroup Commercial Mortgage Trust Series 2014-GC21 E(a),(b)		3.5880	05/10/47	4,554,538
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	2,890,015
5,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(a)		4.6060	11/10/48	3,478,690
4,108,000	COMM 2013-CCRE12 Mortgage Trust Series 2013-CR12 C(a)		0.0001	10/10/46	441,347
2,964,000	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(b)		3.8000	10/05/30	2,736,971
2,622,300	GS Mortgage Securities Trust Series 2014-GC22 D(a),(b)		4.7260	06/10/47	762,013
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(b)		3.5820	06/10/47	1,290,731
1,350,000	HMH Trust Series 2017-NSS E(b)		6.2920	07/05/31	175,500
7,005,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3 C(a),(b)		5.3600	02/15/46	6,206,496
2,000,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12 D(a)		4.0710	07/15/45	1,762,500
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		4.3040	11/15/48	144,056

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	NON AGENCY CMBS — 24.0% (Continued)
2,621,067	Morgan Stanley Capital I Trust Series 2006-HQ10 B(a)		0.0001	11/12/41	$2,237,605
5,000,000	Morgan Stanley Capital I Trust Series 2012-C4 E(a),(b)		5.3360	03/15/45	3,367,027
4,862,177	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(b)		5.1800	10/12/52	3,914,052
13,533,384	Starwood Retail Property Trust Series 2014-STAR A(b),(c)	PRIME - 0%	8.5000	11/15/27	8,689,389
1,865,355	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(a)		5.5190	03/15/45	1,763,136
3,000,000	WFRBS Commercial Mortgage Trust Series 2014-C22 E(b)		3.4550	09/15/57	1,349,397
1,733,367	WFRBS Commercial Mortgage Trust Series 2014-LC14 D(a),(b)		4.5860	03/15/47	1,585,649
					50,780,421
	RESIDENTIAL MORTGAGE — 16.7%
56,809	Bear Stearns Asset Backed Securities Trust Series 2004-SD4 A1(c)	TSFR1M + 1.014%	5.8690	08/25/44	55,610
82,226	Carrington Mortgage Loan Trust Series 2004-NC2 M1(c)	TSFR1M + 1.149%	6.0040	08/25/34	83,315
5,195,524	Carrington Mortgage Loan Trust Series 2006-FRE2 A5(c)	TSFR1M + 0.194%	3.1556	03/25/35	4,199,514
9,010,592	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(c)	TSFR1M + 0.234%	3.1556	10/25/36	7,283,961
2,163,736	Carrington Mortgage Loan Trust Series 2006-FRE2 A3(c)	TSFR1M + 0.274%	3.1556	10/25/36	1,749,286
997,919	Countrywide Asset-Backed Certificates Series 2002-4 M2(c)	TSFR1M + 2.364%	5.3702	11/25/32	1,040,742
928,113	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB2 M2(c)	TSFR1M + 2.064%	1.3499	04/25/32	985,945
37,734	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB4 B1(c)	US0001M + 2.850%	7.8190	02/25/33	40,391
393,898	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB2 M1(c)	TSFR1M + 0.894%	3.8144	07/25/33	394,925
1,727,392	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB8 M3(c)	TSFR1M + 1.614%	6.4693	12/25/35	1,547,016
1,960,616	CSMC Trust Series 2006-CF3 M3(b),(c)	TSFR1M + 1.364%	6.2190	10/25/36	2,286,496
1,168,247	CWABS Asset-Backed Certificates Trust Series 2004-10 MF3(a)		4.3130	09/25/34	1,058,088
626,282	Encore Credit Receivables Trust Series 2005-1 M4(c)	TSFR1M + 1.134%	4.0820	07/25/35	572,128
667,699	Equity One Mortgage Pass-Through Trust Series 2004-3 M2(d)		3.8190	07/25/34	589,611
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(c)	TSFR1M + 1.494%	2.3039	11/25/34	209,872
131,333	Fremont Home Loan Trust Series 2004-2 M6(c)	TSFR1M + 2.139%	6.9940	07/25/34	113,727
7,986,370	GE-WMC Mortgage Securities Trust Series 2006-1 A2B(c)	TSFR1M + 0.414%	1.4069	08/25/36	3,404,710
3,115,251	GE-WMC Mortgage Securities Trust Series 2006-1 A2C(c)	TSFR1M + 0.594%	1.4130	08/25/36	1,328,000
2,190,010	GSRPM Mortgage Loan Trust Series 2007-1 A(b),(c)	TSFR1M + 0.514%	3.3881	10/25/46	2,014,786
73,536	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A3(c)	TSFR1M + 0.274%	5.1293	11/25/36	65,985
390,357	IXIS Real Estate Capital Trust Series 2006-HE2 A3(c)	TSFR1M + 0.434%	1.0527	08/25/36	108,692
44,650,621	Merrill Lynch Mortgage Investors Trust Series 2006-RM2 A1B(c)	TSFR1M + 0.584%	0.5785	05/25/37	1,723,885
39,783	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC8 M4(c)	TSFR1M + 1.614%	6.4690	09/25/34	42,735
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-SEA1 2A4(b),(c)	TSFR1M + 3.914%	2.1969	02/25/47	838,960
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2 M6(c)	TSFR1M + 2.289%	2.8657	10/25/34	2,812,310

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	RESIDENTIAL MORTGAGE — 16.7% (Continued)
517,979	Specialty Underwriting & Residential Finance Trust Series 2007-AB1 A2D(c)	TSFR1M + 0.464%	2.3298	03/25/37	$287,349
201,347	Structured Asset Investment Loan Trust Series 2004-5 M5(c)	TSFR1M + 1.839%	0.0001	05/25/34	184,581
278,525	Structured Asset Securities Corp Series 2005-WF1 M8(c)	TSFR1M + 2.169%	7.0240	02/25/35	288,976
					35,311,596
	TOTAL ASSET BACKED SECURITIES (Cost $223,165,836)				180,826,586

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.5%
2,643,849	Fannie Mae REMICS Series 2010-27 SG(c),(e)	SOFR30A + 4.886%	0.0001	04/25/40	181,770
3,047,467	Fannie Mae REMICS Series 2011-117 SA(c),(e)	SOFR30A + 6.436%	1.1550	11/25/41	378,095
842,412	Fannie Mae REMICS Series 2011-124 NS(c),(e)	SOFR30A + 6.386%	1.1050	12/25/41	107,271
170,083	Fannie Mae REMICS Series 2012-126 DI(e)		3.0000	11/25/27	5,284
721,321	Fannie Mae REMICS Series 2012-126 SJ(c),(e)	SOFR30A + 4.886%	0.0001	11/25/42	45,742
2,698,523	Fannie Mae REMICS Series 2012-88 SB(c),(e)	SOFR30A + 6.556%	1.2750	07/25/42	305,670
63,452	Fannie Mae REMICS Series 2012-94YS (c),(e)	SOFR30A + 6.536%	1.2550	06/25/39	137
2,847,614	Fannie Mae REMICS Series 2014-6 SA(c),(e)	SOFR30A + 6.486%	1.2050	02/25/44	374,793
2,139,314	Fannie Mae REMICS Series 2016-64 SA(c),(e)	SOFR30A + 5.886%	0.6050	09/25/46	286,416
871,498	Fannie Mae REMICS Series 2017-112 SC(c),(e)	SOFR30A + 6.036%	0.7550	01/25/48	118,728
698,196	Fannie Mae REMICS Series 2017-30 MI(e)		4.0000	02/25/44	25,322
576,167	Fannie Mae REMICS Series 2017-38 S(c),(e)	SOFR30A + 5.986%	0.7050	05/25/47	82,674
26,567	Fannie Mae REMICS Series 2017-6 MI(e)		4.0000	08/25/44	1,462
13,939,330	Fannie Mae REMICS Series 2018-28 ID(a),(e)		0.8290	05/25/48	1,050,443
218,746	Fannie Mae REMICS Series 2020-16 SJ(c),(e)	SOFR30A + 5.936%	0.6550	03/25/50	25,933
2,997,563	Fannie Mae REMICS Series 2020-95 IB(e)		2.5000	01/25/51	477,278
7,057,702	Fannie Mae REMICS Series 2021-45 JI(e)		2.5000	07/25/51	1,056,846
3,040,461	Fannie Mae REMICS Series 2021-56 IM(c),(e)	SOFR30A + 2.200%	0.0001	09/25/51	68,358
20,748,689	Fannie Mae REMICS Series 2021-69 JS(c),(e)	SOFR30A + 2.550%	0.0001	10/25/51	457,042
11,517,597	Fannie Mae REMICS Series 2021-80 IA(e)		2.0000	11/25/51	1,481,908
756,411	Freddie Mac REMICS Series 3852 SW(c),(e)	SOFR30A + 5.886%	0.5430	05/15/41	89,419
138,931	Freddie Mac REMICS 3980 TS(c),(e)	SOFR30A + 6.386%	1.0430	09/15/41	18,261
699,386	Freddie Mac REMICS Series 4100 JI(e)		3.5000	10/15/41	81,321
150,413	Freddie Mac REMICS Series 4205 AI(e)		2.5000	05/15/28	4,245
329,811	Freddie Mac REMICS Series 4226 IM(e)		3.5000	09/15/31	887

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.5% (Continued)
5,250,294	Freddie Mac REMICS Series 4239 NI(c),(e)	SOFR30A + 28.791%	0.0001	07/15/43	$974,143
436,428	Freddie Mac REMICS Series 4314 SE(c),(e)	SOFR30A + 5.936%	0.5930	03/15/44	59,422
330,201	Freddie Mac REMICS Series 4431 ST(c),(e)	SOFR30A + 5.936%	0.6430	01/15/45	44,463
55,140	Freddie Mac REMICS Series 4449 PI(e)		4.0000	11/15/43	4,577
469,349	Freddie Mac REMICS Series 4580 MI(e)		3.5000	02/15/43	8,467
5,305,014	Freddie Mac REMICS Series 4604 SA(c),(e)	SOFR30A + 5.986%	0.6430	08/15/46	532,566
6,908,001	Freddie Mac REMICS Series 4639 GS(c),(e)		0.5580	03/15/36	407,278
166,182	Freddie Mac REMICS Series 4672 AI(e)		4.5000	03/15/45	1,771
7,700	Freddie Mac REMICS Series 4680 LI(e)		4.0000	10/15/43	10
43,695	Freddie Mac REMICS Series 4818 BI(e)		4.0000	03/15/45	651
399,000	Freddie Mac REMICS Series 5050 GL		1.2500	12/25/50	185,906
5,552,461	Freddie Mac REMICS Series 5071 IS(e)		2.0000	02/25/51	614,743
18,198,165	Freddie Mac REMICS 5090 SA(c),(e)	SOFR30A + 1.550%	0.0001	03/25/51	83,886
15,031,889	Freddie Mac REMICS 5177 AS(c),(e)	SOFR30A + 3.150%	0.0001	12/25/51	299,767
5,204,226	Government National Mortgage Association Series 2010-147 S(c),(e)	TSFR1M + 6.536%	1.5750	11/20/40	703,396
2,296,348	Government National Mortgage Association Series 2011-100 SA(c),(e)	TSFR1M + 5.336%	0.3750	07/20/41	211,033
10,507,219	Government National Mortgage Association Series 2011-99 DS(c),(e)	TSFR1M + 5.986%	0.8890	07/16/41	1,092,947
166,506	Government National Mortgage Association Series 2012-36 QS(c),(e)	TSFR1M + 6.506%	1.5450	03/20/42	15,652
314,598	Government National Mortgage Association Series 2014-118 AI(e)		3.5000	05/16/40	10,614
2,656,502	Government National Mortgage Association Series 2014-133 SA(c),(e)	TSFR1M + 6.136%	1.0390	09/16/44	248,109
1,552,012	Government National Mortgage Association Series 2014-3 SE(c),(e)	TSFR1M + 6.036%	0.9390	01/16/44	181,495
2,243,119	Government National Mortgage Association Series 2014-36 SY(c),(e)	TSFR1M + 6.086%	0.9890	03/16/44	218,215
3,282,986	Government National Mortgage Association Series 2015-3 DS(c),(e)	TSFR1M + 5.486%	0.5250	11/20/41	75,341
202,828	Government National Mortgage Association Series 2016-1 ST(c),(e)	TSFR1M + 6.086%	1.1250	01/20/46	25,906
2,142,567	Government National Mortgage Association Series 2018-120 JS(c),(e)	TSFR1M + 6.086%	1.1250	09/20/48	226,311
222,744	Government National Mortgage Association Series 2018-154 DI(e)		4.0000	01/20/45	5,186
3,414,926	Government National Mortgage Association Series 2018-154 HS(c),(e)	TSFR1M + 6.086%	1.1250	11/20/48	362,303
4,421,266	Government National Mortgage Association Series 2018-154 SP(c),(e)	TSFR1M + 6.036%	1.0750	11/20/48	533,219
19,945,968	Government National Mortgage Association Series 2019-112 AS(c),(e)	TSFR1M + 3.296%	0.0001	09/20/49	572,635
11,295,442	Government National Mortgage Association Series 2019-20 ES(c),(e)	TSFR1M + 3.676%	0.0001	02/20/49	348,881
1,683,441	Government National Mortgage Association Series 2019-22 SA(c),(e)	TSFR1M + 5.486%	0.5250	02/20/45	180,908
952,000	Government National Mortgage Association Series 2020-141 ML(e)		1.5000	09/20/50	474,755

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.5% (Continued)
2,202,441	Government National Mortgage Association Series 2020-86 SN(c),(e)	TSFR1M + 5.936%	0.9750	08/20/49	$267,624
9,190,086	Government National Mortgage Association Series 2021-156 BI(e)		2.5000	09/20/51	1,359,835
5,972,231	Government National Mortgage Association Series 2021-49 JP(e)		2.5000	01/20/51	641,381
290,582	Government National Mortgage Association Series 2021-89 JL		1.5000	05/20/51	162,641
42,171,590	Government National Mortgage Association Series 2022-121 SA(c),(e)	SOFR30A + 3.690%	0.0001	07/20/52	768,404
15,289,865	Government National Mortgage Association Series 2022-22 PS(c),(e)	SOFR30A + 3.650%	0.0001	08/20/51	421,130
16,595,993	Government National Mortgage Association Series 2022-83 SJ(c),(e)	SOFR30A + 3.200%	0.0001	05/20/52	335,216
16,166,500	Government National Mortgage Association Series 2022-93 AS(c),(e)	SOFR30A + 4.150%	0.0001	05/20/52	689,986
563,030	Government National Mortgage Association Series 2024-4 IC(e)		7.0000	03/20/52	27,665
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $25,904,612)				20,103,743

Shares
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
10,223,413	First American Treasury Obligations Fund, Class X, 4.81% (Cost $10,223,413)(g)				10,223,413

	TOTAL INVESTMENTS - 99.7% (Cost $259,293,861)				$211,153,742
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				611,084
	NET ASSETS - 100.0%				$211,764,826

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR12M	- Secured Overnight Financing Rate 12 Month

TSFR1M	- Secured Overnight Financing Rate 1 Month

US0001M	- ICE LIBOR USD 1 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is 64,570,854 or 30.5% of net assets.

(c)	Variable rate security: the rate shown represents the rate on September 30, 2024.

(d)	Step bond. Coupon rate is a fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2024.

(e)	Interest only securities.

(f)	Maturity not determined on this security, maturity will occur based on the maturity of the underlying bonds.

(g)	Rate disclosed is the seven-day effective yield as of September 30, 2024.